UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-05344

WILLIAM BLAIR FUNDS

(Exact name of registrant as specified in charter)

222 WEST ADAMS STREET CHICAGO, IL 60606

(Address of principal executive offices) (Zip code)

Michelle R. Seitz, President, William Blair Funds.

222 West Adams Street

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-236-1600

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ((S)(S) 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

Item 1. Schedule of Investments

Growth Fund

Portfolio of Investments, September 30, 2015 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Information Technology—31.4%
*	Adobe Systems, Inc.	149,300	$12,276
*	Akamai Technologies, Inc.	108,499	7,493
*	Alphabet, Inc. Class “A”	44,680	28,522
*	Alphabet, Inc. Class “C”	46,238	28,132
	ARM Holdings plc—ADR	112,388	4,861
*	CoStar Group, Inc.	40,257	6,967
*	Facebook, Inc.	256,500	23,059
*	Guidewire Software, Inc.	156,300	8,218
	Mastercard, Inc.	413,100	37,229
*	NeuStar, Inc.	375,278	10,211
*	Pandora Media, Inc.	546,883	11,671
*	Red Hat, Inc.	349,306	25,108
*	ServiceNow, Inc.	83,800	5,820
	Texas Instruments, Inc.	361,600	17,906
*	Vantiv, Inc.	531,900	23,893
*	Workday, Inc.	79,700	5,488
			256,854
	Consumer Discretionary—21.0%
*	Amazon.com, Inc.	74,900	38,341
	BorgWarner, Inc.	355,700	14,794
	Dollar General Corporation	353,900	25,636
	Lowe’s Cos., Inc.	435,200	29,994
*	Markit, Ltd.†	451,863	13,104
*	Sally Beauty Holdings, Inc.	486,700	11,559
*	The Priceline Group, Inc.	11,300	13,976
	VF Corporation	237,900	16,227
	Williams-Sonoma, Inc.	104,100	7,948
			171,579
	Industrials—16.4%
	AMETEK, Inc.	343,400	17,967
	Danaher Corporation	160,900	13,710
	Equifax, Inc.	175,512	17,056
	Rockwell Collins, Inc.	141,900	11,613
*	RPX Corporation	328,300	4,504
	Towers Watson & Co.	117,400	13,781
*	TransDigm Group, Inc.	72,180	15,332
	Union Pacific Corporation	283,700	25,082
*	Verisk Analytics, Inc.	210,638	15,568
			134,613
	Health Care—14.7%
*	Align Technology, Inc.	183,000	10,387
*	Biogen, Inc.	55,400	16,166
*	BioMarin Pharmaceutical, Inc.	59,600	6,277
	Bristol-Myers Squibb Co.	488,800	28,937
*	Cerner Corporation	273,000	16,369
*	Exact Sciences Corporation	196,600	3,537
	Gilead Sciences, Inc.	238,670	23,435
*	Medivation, Inc.	111,944	4,758

See accompanying Notes to Portfolio of Investments.

Growth Fund

Portfolio of Investments, September 30, 2015 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Health Care—(continued)
	Shire plc—ADR	50,800	$10,426
			120,292
	Financials—7.9%
*	Affiliated Managers Group, Inc.	55,000	9,405
*	Encore Capital Group, Inc.	266,921	9,876
	Intercontinental Exchange, Inc.	78,400	18,423
	Moody’s Corporation	177,000	17,381
*	Signature Bank	72,200	9,932
			65,017
	Consumer Staples—3.9%
	Costco Wholesale Corporation	109,700	15,859
	Keurig Green Mountain, Inc.	151,300	7,889
	Mead Johnson Nutrition Co.	120,500	8,483
			32,231
	Energy—2.6%
	Schlumberger, Ltd.†	190,600	13,146
	Suncor Energy, Inc.†	306,600	8,192
			21,338
	Total Common Stocks—97.9% (cost $688,477)		801,924
	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.000% dated 9/30/15, due 10/1/15, repurchase price $28,333, collateralized by FHLB, 5.500%, due 7/15/36	$28,333	28,333
	Total Repurchase Agreement—3.4% (cost $28,333)		28,333
	Total Investments—101.3% (cost $716,810)		830,257
	Liabilities, plus cash and other assets—(1.3)%		(10,840)
	Net assets—100.0%		$819,417

ADR = American Depository Receipt

* Non-income producing securities

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Large Cap Growth Fund

Portfolio of Investments, September 30, 2015 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Information Technology—31.0%
*	Adobe Systems, Inc.	19,330	$1,589
*	Akamai Technologies, Inc.	19,990	1,380
*	Alphabet, Inc. Class “A”	3,730	2,381
*	Alphabet, Inc. Class “C”	2,526	1,537
	Apple, Inc.	45,215	4,987
*	Facebook, Inc. Class “A”	19,790	1,779
	Mastercard, Inc. Class “A”	22,720	2,048
*	Red Hat, Inc.	27,290	1,962
	Texas Instruments, Inc.	40,500	2,006
			19,669
	Consumer Discretionary—24.5%
*	Amazon.com, Inc.	4,350	2,227
	BorgWarner, Inc.	33,500	1,393
	Dollar General Corporation	38,070	2,758
*	O’Reilly Automotive, Inc.	7,670	1,917
	Starbucks Corporation	20,280	1,153
*	Tesla Motors, Inc.	3,080	765
	The Home Depot, Inc.	26,730	3,087
*	The Priceline Group, Inc.	979	1,211
	VF Corporation	14,600	996
			15,507
	Health Care—17.6%
*	Biogen, Inc.	4,380	1,278
	Bristol-Myers Squibb Co.	31,630	1,873
*	Cerner Corporation	31,390	1,882
	Gilead Sciences, Inc.	15,780	1,549
*	IDEXX Laboratories, Inc.	23,670	1,758
	UnitedHealth Group, Inc.	14,150	1,642
	Zoetis, Inc.	28,470	1,172
			11,154
	Financials—8.4%
*	Affiliated Managers Group, Inc.	11,440	1,956
	Citigroup, Inc.	40,020	1,986
	Moody’s Corporation	13,840	1,359
			5,301
	Industrials—7.8%
*	TransDigm Group, Inc.	6,630	1,408
	Union Pacific Corporation	24,500	2,166
*	Verisk Analytics, Inc.	18,640	1,378
			4,952
	Consumer Staples—4.9%
	Keurig Green Mountain, Inc.	13,120	684
*	Monster Beverage Corporation	8,020	1,084
	The Estee Lauder Cos., Inc.	16,440	1,326
			3,094

See accompanying Notes to Portfolio of Investments.

Large Cap Growth Fund

Portfolio of Investments, September 30, 2015 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Energy—1.9%
	Schlumberger, Ltd.†	17,260	$1,190
	Telecommunication Services—1.8%
*	SBA Communications Corporation	11,050	1,157
	Total Common Stocks—97.9% (cost $52,190)		62,024
	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.000% dated 9/30/15, due 10/1/15, repurchase price $1,468, collateralized by U.S. Treasury Bond, 3.375%, due 5/15/44	$1,468	1,468
	Total Repurchase Agreement—2.3% (cost $1,468)		1,468
	Total Investments—100.2% (cost $53,658)		63,492
	Liabilities, plus cash and other assets—(0.2)%		(112)
	Net assets—100.0%		$63,380

*	Non-income producing securities

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Large Cap Value

Portfolio of Investments, September 30, 2015 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Financials—28.0%
	American International Group, Inc.	1,380	$78
	American Tower Corporation	802	70
	Bank of America Corporation	7,513	117
*	CBRE Group, Inc.	1,240	40
	Citigroup, Inc.	2,419	120
	Citizens Financial Group, Inc.	2,287	54
	CNA Financial Corporation	1,022	36
	Discover Financial Services	695	36
	JPMorgan Chase & Co.	2,017	123
	Lincoln National Corporation	1,048	50
	Morgan Stanley	1,261	40
	Regions Financial Corporation	6,961	63
	SunTrust Banks, Inc.	1,733	66
*	Synchrony Financial	1,658	52
	Zions Bancorporation	1,621	45
			990
	Information Technology—12.8%
	Belden, Inc.	620	29
	Broadcom Corporation	1,041	53
	Cisco Systems, Inc.	4,036	106
*	Citrix Systems, Inc.	589	41
	Corning, Inc.	2,419	41
	Hewlett-Packard Co.	1,395	36
	Microsoft Corporation	2,448	108
*	VeriFone Systems, Inc.	1,356	38
			452
	Health Care—11.9%
	Baxalta, Inc.	773	24
*	Boston Scientific Corporation	3,689	61
	Cardinal Health, Inc.	602	46
*	Express Scripts Holding Co.	664	54
	Merck & Co., Inc.	1,871	92
	PerkinElmer, Inc.	1,148	53
	UnitedHealth Group, Inc.	253	29
	Zimmer Biomet Holdings, Inc.	635	60
			419
	Energy—11.0%
	Anadarko Petroleum Corporation	1,073	65
	Baker Hughes, Inc.	1,346	70
	Chevron Corporation	925	73
	Devon Energy Corporation	1,099	41
	Diamond Offshore Drilling, Inc.	647	11
	Exxon Mobil Corporation	1,209	90
	Hess Corporation	755	38
			388
	Industrials—8.6%
	Kansas City Southern	505	46

See accompanying Notes to Portfolio of Investments.

Large Cap Value

Portfolio of Investments, September 30, 2015 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Industrials—(continued)
	SPX Corporation	433	$5
*	SPX FLOW, Inc.	433	15
	Textron, Inc.	1,792	67
	The Boeing Co.	321	42
	The Manitowoc Co., Inc.	1,965	30
	Union Pacific Corporation	386	34
	United Technologies Corporation	732	65
			304
	Consumer Staples—8.5%
	General Mills, Inc.	1,096	62
	Molson Coors Brewing Co.	736	61
	Philip Morris International, Inc.	1,255	100
	Walgreens Boots Alliance, Inc.	954	79
			302
	Consumer Discretionary—6.7%
	Big Lots, Inc.	826	39
	Brunswick Corporation	880	42
*	Burlington Stores, Inc.	624	32
	CBS Corporation	645	26
	Delphi Automotive plc†	603	46
	Kohl’s Corporation	416	19
*	MGM Resorts International	1,779	33
			237
	Materials—4.2%
	Alcoa, Inc.	3,301	32
	EI du Pont de Nemours & Co.	585	28
*	Owens-Illinois, Inc.	1,951	40
	Valspar Corporation	665	48
			148
	Utilities—4.0%
	NextEra Energy, Inc.	848	83
	WEC Energy Group, Inc.	1,139	59
			142
	Telecommunication Services—3.0%
*	Sprint Corporation	5,905	23
*	T-Mobile US, Inc.	1,540	61
	Verizon Communications, Inc.	522	23
			107
	Total Common Stocks—98.7% (cost $3,276)		3,489

See accompanying Notes to Portfolio of Investments.

Large Cap Value

Portfolio of Investments, September 30, 2015 (all dollar amounts in thousands) (unaudited)

Issuer	Value
Total Investments—98.7% (cost $3,276)	$3,489
Cash and other assets, less liabilities—1.3%	45
Net assets—100.0%	$3,534

*	Non-income producing securities

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Mid Cap Growth Fund

Portfolio of Investments, September 30, 2015 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Consumer Discretionary—24.5%
	BorgWarner, Inc.	183,443	$7,629
	Brunswick Corporation	99,900	4,784
	Dollar General Corporation	123,565	8,951
	Hanesbrands, Inc.	213,600	6,182
	L Brands, Inc.	50,600	4,561
*	O’Reilly Automotive, Inc.	22,224	5,556
	Polaris Industries, Inc.	58,030	6,956
	Ross Stores, Inc.	133,000	6,447
*	Sally Beauty Holdings, Inc.	98,701	2,344
	Six Flags Entertainment Corporation	67,980	3,112
	Williams-Sonoma, Inc.	72,127	5,507
			62,029
	Industrials—19.1%
	AMETEK, Inc.	112,960	5,910
	Carlisle Cos., Inc.	50,600	4,422
	Equifax, Inc.	45,600	4,431
*	Old Dominion Freight Line, Inc.	137,886	8,411
	Rockwell Collins, Inc.	74,770	6,119
*	The Middleby Corporation	25,370	2,669
	Towers Watson & Co.	45,190	5,304
*	TransDigm Group, Inc.	16,600	3,526
*	Verisk Analytics, Inc.	102,780	7,597
			48,389
	Information Technology—18.3%
*	Akamai Technologies, Inc.	38,479	2,657
*	ANSYS, Inc.	62,500	5,509
*	CoStar Group, Inc.	26,277	4,548
*	Genpact, Ltd.†	275,452	6,503
*	Guidewire Software, Inc.	84,920	4,465
*	IPG Photonics Corporation	23,524	1,787
*	NeuStar, Inc.	49,401	1,344
*	Pandora Media, Inc.	219,704	4,689
*	Red Hat, Inc.	104,230	7,492
*	Vantiv, Inc.	162,924	7,319
			46,313
	Health Care—16.0%
*	Align Technology, Inc.	73,780	4,188
*	BioMarin Pharmaceutical, Inc.	25,342	2,669
*	Cerner Corporation	111,000	6,656
*	IDEXX Laboratories, Inc.	56,040	4,161
*	Medivation, Inc.	88,948	3,780
*	Mednax, Inc.	115,360	8,858
*	Mettler-Toledo International, Inc.	14,220	4,049
*	Sirona Dental Systems, Inc.	64,810	6,049
			40,410
	Financials—10.7%
*	Affiliated Managers Group, Inc.	41,055	7,020

See accompanying Notes to Portfolio of Investments.

Mid Cap Growth Fund

Portfolio of Investments, September 30, 2015 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Financials—(continued)
	Intercontinental Exchange, Inc.	20,300	$4,770
	LPL Financial Holdings, Inc.	78,691	3,130
	Moody’s Corporation	65,900	6,471
*	Signature Bank	41,920	5,767
			27,158
	Materials—3.4%
	Airgas, Inc.	35,100	3,136
	Vulcan Materials Co.	59,500	5,307
			8,443
	Consumer Staples—2.9%
	Keurig Green Mountain, Inc.	77,700	4,051
*	Monster Beverage Corporation	23,910	3,231
			7,282
	Telecommunication Services—2.3%
*	SBA Communications Corporation	55,350	5,797
	Energy—0.8%
*	Concho Resources, Inc.	21,520	2,115
	Total Common Stocks—98.0% (cost $236,565)		247,936
	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.000% dated 9/30/15, due 10/1/15, repurchase price $8,752, collateralized by U.S. Treasury Bond, 3.375%, due 5/15/44	$8,752	8,752
	Total Repurchase Agreement—3.5% (cost $8,752)		8,752
	Total Investments—101.5% (cost $245,317)		256,688
	Liabilities, plus cash and other assets—(1.5)%		(3,679)
	Net assets—100.0%		$253,009

* Non-income producing securities

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Mid Cap Value Fund

Portfolio of Investments, September 30, 2015 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Financials—33.0%
	Allied World Assurance Co. Holdings, Ltd.†	955	$36
	American Campus Communities, Inc.	1,078	39
	Ameriprise Financial, Inc.	270	29
*	Arch Capital Group, Ltd.†	538	40
	Assured Guaranty, Ltd.†	1,078	27
	AvalonBay Communities, Inc.	257	45
	DDR Corporation	1,647	25
	Douglas Emmett, Inc.	1,446	42
*	E*TRADE Financial Corporation	1,083	29
	East West Bancorp, Inc.	1,122	43
	Essex Property Trust, Inc.	119	27
	FNF Group	938	33
*	Forest City Enterprises, Inc.	1,619	33
	General Growth Properties, Inc.	1,385	36
	Hanover Insurance Group, Inc.	514	40
	Hartford Financial Services Group, Inc.	1,039	48
	Host Hotels & Resorts, Inc.	1,832	29
	Jones Lang LaSalle, Inc.	309	44
	Northern Trust Corporation	715	49
	Principal Financial Group, Inc.	804	38
	Prologis, Inc.	754	29
	Regions Financial Corporation	4,462	40
*	Signature Bank	191	26
	SL Green Realty Corporation	474	51
	SunTrust Banks, Inc.	1,446	55
	Taubman Centers, Inc.	363	25
	Ventas, Inc.	603	34
	Zions Bancorporation	793	22
			1,014
	Utilities—12.3%
	American Water Works Co., Inc.	882	49
	Atmos Energy Corporation	731	42
	CMS Energy Corporation	1,374	48
	Eversource Energy	893	45
	Pinnacle West Capital Corporation	664	43
	Sempra Energy	461	45
	WEC Energy Group, Inc.	1,044	54
	Xcel Energy, Inc.	1,457	52
			378
	Industrials—9.5%
	Carlisle Cos., Inc.	452	40
	Fortune Brands Home & Security, Inc.	637	30
	Hubbell, Inc.	391	33
	Ingersoll-Rand plc†	709	36
	Kansas City Southern	421	38
	KAR Auction Services, Inc.	1,061	38
	The Toro Co.	592	42
	Wabtec Corporation	399	35
			292

See accompanying Notes to Portfolio of Investments.

Mid Cap Value Fund

Portfolio of Investments, September 30, 2015 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Consumer Discretionary—9.0%
	Autoliv, Inc.	279	$30
	Brunswick Corporation	491	24
	Darden Restaurants, Inc.	547	38
	Kohl’s Corporation	603	28
	Lennar Corporation	715	34
	Macy’s, Inc.	519	27
	Newell Rubbermaid, Inc.	843	33
*	The Michaels Cos., Inc.	1,295	30
	VF Corporation	495	34
			278
	Information Technology—8.5%
	Belden, Inc.	960	45
*	Cadence Design Systems, Inc.	2,691	56
*	CommScope Holding Co., Inc.	1,351	40
*	Genpact, Ltd.†	1,742	41
	Juniper Networks, Inc.	1,586	41
	TE Connectivity, Ltd.†	631	38
			261
	Energy—8.0%
*	Cameron International Corporation	631	39
	Cimarex Energy Co.	298	31
*	Gulfport Energy Corporation	821	24
	Hess Corporation	398	20
*	Memorial Resource Development Corporation	1,335	24
	Noble Energy, Inc.	933	28
	Patterson-UTI Energy, Inc.	1,781	23
	Pioneer Natural Resources Co.	239	29
	Rowan Cos. plc†	944	15
*	Whiting Petroleum Corporation	854	13
			246
	Health Care—7.0%
	CIGNA Corporation	203	27
*	Hologic, Inc.	1,027	40
*	Mednax, Inc.	698	54
*	Mettler-Toledo International, Inc.	157	45
	Zimmer Biomet Holdings, Inc.	544	51
			217
	Materials—5.0%
	Airgas, Inc.	324	29
	Carpenter Technology Corporation	933	28
	Eastman Chemical Co.	514	33
	FMC Corporation	731	25
	Steel Dynamics, Inc.	2,250	38
			153
	Consumer Staples—4.7%
	ConAgra Foods, Inc.	944	38

See accompanying Notes to Portfolio of Investments.

Mid Cap Value Fund

Portfolio of Investments, September 30, 2015 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value
Common Stocks—(continued)
Consumer Staples—(continued)
Ingredion, Inc.	538	$47
The Kroger Co.	1,681	61
		146
Total Common Stocks—97.0% (cost $2,584)		2,985
Repurchase Agreement
Fixed Income Clearing Corporation, 0.000% dated 9/30/15, due 10/1/15, repurchase price $104, collateralized by U.S. Treasury Bond, 3.375%, due 5/15/44	$104	104
Total Repurchase Agreement—3.4% (cost $104)		104
Total Investments—100.4% (cost $2,688)		3,089
Liabilities, plus cash and other assets—(0.4)%		(12)
Net assets—100.0%		$3,077

† = U.S. listed foreign security

*	Non-income producing securities

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Growth Fund

Portfolio of Investments, September 30, 2015 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Health Care—21.3%
*	ABIOMED, Inc.	126,638	$11,747
*	Align Technology, Inc.	265,403	15,064
*	Cambrex Corporation	305,200	12,110
*	Exact Sciences Corporation	895,477	16,110
*	ExamWorks Group, Inc.	243,600	7,123
	HealthSouth Corporation	493,784	18,947
*	IDEXX Laboratories, Inc.	167,622	12,446
*	Ligand Pharmaceuticals, Inc.	264,259	22,634
*	Medivation, Inc.	238,504	10,136
*	Mednax, Inc.	290,600	22,315
*	Mettler-Toledo International, Inc.	62,600	17,825
*	Quintiles Transnational Holdings, Inc.	350,600	24,391
*	Sirona Dental Systems, Inc.	262,653	24,516
*	Team Health Holdings, Inc.	187,728	10,143
			225,507
	Information Technology—21.2%
*	ANSYS, Inc.	195,900	17,267
	Booz Allen Hamilton Holding Corporation	581,868	15,251
*	CoStar Group, Inc.	92,010	15,923
*	Cvent, Inc.	361,900	12,181
	FactSet Research Systems, Inc.	78,500	12,545
*	Gartner, Inc.	187,600	15,745
*	Guidewire Software, Inc.	449,334	23,626
	j2 Global, Inc.	429,785	30,450
	MAXIMUS, Inc.	175,600	10,459
*	NeuStar, Inc.	788,021	21,442
*	Pandora Media, Inc.	515,734	11,006
*	Tyler Technologies, Inc.	92,100	13,751
*	Vantiv, Inc.	372,230	16,721
*	WNS Holdings, Ltd.—ADR	313,020	8,749
			225,116
	Industrials—16.5%
	ABM Industries, Inc.	81,693	2,231
	CEB, Inc.	224,228	15,324
	Healthcare Services Group, Inc.	348,332	11,739
	Hexcel Corporation	306,600	13,754
*	Huron Consulting Group, Inc.	143,209	8,955
*	ICF International, Inc.	285,168	8,666
	Manpowergroup, Inc.	158,450	12,975
*	Old Dominion Freight Line, Inc.	235,771	14,382
	Robert Half International, Inc.	421,500	21,564
*	Stericycle, Inc.	110,570	15,404
*	The Middleby Corporation	126,972	13,356
	The Toro Co.	155,400	10,962
	Towers Watson & Co.	122,300	14,356
*	TransDigm Group, Inc.	53,775	11,422
			175,090

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Growth Fund

Portfolio of Investments, September 30, 2015 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Consumer Discretionary—14.8%
*	2U, Inc.	375,155	$13,468
	Brunswick Corporation	214,800	10,287
	Choice Hotels International, Inc.	285,736	13,615
	Drew Industries, Inc.	200,500	10,949
*	Jarden Corporation	339,475	16,594
	Polaris Industries, Inc.	117,800	14,121
*	Sally Beauty Holdings, Inc.	348,700	8,282
*	ServiceMaster Global Holdings, Inc.	312,408	10,481
	Six Flags Entertainment Corporation	427,986	19,593
	Tractor Supply Co.	149,100	12,572
*	Ulta Salon Cosmetics & Fragrance, Inc.	97,800	15,976
	Williams-Sonoma, Inc.	143,200	10,933
			156,871
	Financials—12.9%
*	Affiliated Managers Group, Inc.	73,309	12,535
	CBOE Holdings, Inc.	309,200	20,741
*	Colliers International Group, Inc.†	263,807	10,708
*	Encore Capital Group, Inc.	323,171	11,957
*	First Cash Financial Services, Inc.	250,865	10,050
*	FirstService Corporation†	522,398	16,868
	Jones Lang LaSalle, Inc.	122,241	17,575
	Lazard, Ltd.†	309,000	13,380
	OM Asset Management plc†	532,138	8,206
*	Signature Bank	103,100	14,182
			136,202
	Materials—3.4%
	Celanese Corporation	327,800	19,396
	International Flavors & Fragrances, Inc.	157,400	16,253
			35,649
	Consumer Staples—2.1%
	Nu Skin Enterprises, Inc.	249,052	10,281
	WD-40 Co.	136,500	12,158
			22,439
	Telecommunication Services—1.7%
*	SBA Communications Corporation	169,000	17,701
	Energy—1.4%
*	Carrizo Oil & Gas, Inc.	192,900	5,891
*	Diamondback Energy, Inc.	147,500	9,528
			15,419
	Total Common Stocks—95.3% (cost $876,222)		1,009,994

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Growth Fund

Portfolio of Investments, September 30, 2015 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
Repurchase Agreement
Fixed Income Clearing Corporation, 0.000% dated 9/30/15, due 10/1/15, repurchase price $40,137, collateralized by FNMA, 3.400%, due 9/27/32	$40,137	$40,137
Total Repurchase Agreement—3.8% (cost $40,137)		40,137
Total Investments—99.1% (cost $916,359)		1,050,131
Cash and other assets, less liabilities—0.9%		9,170
Net assets—100.0%		$1,059,301

ADR = American Depository Receipt

* Non-income producing securities

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Value Fund

Portfolio of Investments, September 30, 2015 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Financials—38.2%
	Acadia Realty Trust	1,089	$33
	Allied World Assurance Co. Holdings, Ltd.†	1,236	47
	American Assets Trust, Inc.	1,335	55
	American Campus Communities, Inc.	1,194	43
*	Arch Capital Group, Ltd.†	802	59
	Assured Guaranty, Ltd.†	1,479	37
	Bank of the Ozarks, Inc.	1,139	50
	Boston Private Financial Holdings, Inc.	1,365	16
	CNO Financial Group, Inc.	1,819	34
	Douglas Emmett, Inc.	1,838	53
*	E*TRADE Financial Corporation	1,900	50
*	Eagle Bancorp, Inc.	654	30
	East West Bancorp, Inc.	1,307	50
	EastGroup Properties, Inc.	527	29
	Education Realty Trust, Inc.	950	31
	EPR Properties	566	29
	Essex Property Trust, Inc.	225	50
	First American Financial Corporation	1,163	45
*	Forest City Enterprises, Inc.	1,664	34
	Glacier Bancorp, Inc.	1,587	42
	Hanover Insurance Group, Inc.	634	49
	Highwoods Properties, Inc.	773	30
	Home BancShares, Inc.	1,465	59
	Iberiabank Corporation	620	36
	Jones Lang LaSalle, Inc.	345	50
	LaSalle Hotel Properties	1,096	31
	PacWest Bancorp	1,063	46
	Pebblebrook Hotel Trust	1,042	37
	Radian Group, Inc.	2,538	40
	Renasant Corporation	830	27
	Selective Insurance Group, Inc.	1,264	39
*	Signature Bank	276	38
	SL Green Realty Corporation	371	40
	Sunstone Hotel Investors, Inc.	2,303	31
	Taubman Centers, Inc.	553	38
*	Western Alliance Bancorp	1,474	45
	WSFS Financial Corporation	1,704	49
	Yadkin Financial Corporation	1,625	35
	Zions Bancorporation	1,079	30
			1,567
	Industrials—12.6%
	Barnes Group, Inc.	1,068	39
	Carlisle Cos., Inc.	535	47
	CIRCOR International, Inc.	651	26
	Curtiss-Wright Corporation	470	29
	EMCOR Group, Inc.	828	37
	Fortune Brands Home & Security, Inc.	838	40
*	FTI Consulting, Inc.	342	14
	G&K Services, Inc.	577	38
	Hubbell, Inc.	413	35
	Interface, Inc.	1,945	44

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Value Fund

Portfolio of Investments, September 30, 2015 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Industrials—(continued)
	KAR Auction Services, Inc.	1,172	$42
*	Lydall, Inc.	719	20
	Matson, Inc.	813	31
	Standex International Corporation	306	23
	The Toro Co.	735	52
			517
	Consumer Discretionary—10.4%
	Autoliv, Inc.	319	35
	Brunswick Corporation	713	34
	Children’s Place, Inc.	572	33
	Dana Holding Corporation	1,214	19
	Ethan Allen Interiors, Inc.	892	23
*	Express, Inc.	2,124	38
*	Genesco, Inc.	427	24
*	Krispy Kreme Doughnuts, Inc.	3,005	44
	Lennar Corporation	721	35
	Meredith Corporation	720	31
	Ryland Group, Inc.	538	22
*	The Michaels Cos., Inc.	1,024	24
	Vail Resorts, Inc.	385	40
	Wolverine World Wide, Inc.	1,158	25
			427
	Information Technology—9.8%
*	Acxiom Corporation	3,505	69
	Belden, Inc.	1,075	50
	Booz Allen Hamilton Holding Corporation	1,204	32
*	Cadence Design Systems, Inc.	3,135	65
*	Genpact, Ltd.†	2,373	56
*	Inphi Corporation	2,087	50
	j2 Global, Inc.	806	57
	Littelfuse, Inc.	249	23
			402
	Utilities—8.9%
	ALLETE, Inc.	481	24
	American Water Works Co., Inc.	861	48
	Atmos Energy Corporation	901	52
	CMS Energy Corporation	1,503	53
	IDACORP, Inc.	601	39
	Pinnacle West Capital Corporation	681	44
	PNM Resources, Inc.	1,229	35
	Portland General Electric Co.	875	32
	Southwest Gas Corporation	671	39
			366
	Health Care—6.0%
	CONMED Corporation	543	26
*	Greatbatch, Inc.	676	38
	HealthSouth Corporation	999	38

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Value Fund

Portfolio of Investments, September 30, 2015 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Health Care—(continued)
*	Hologic, Inc.	685	$27
*	Magellan Health, Inc.	372	21
*	Mednax, Inc.	696	54
*	Mettler-Toledo International, Inc.	141	40
			244
	Materials—5.2%
	Airgas, Inc.	193	17
	Carpenter Technology Corporation	696	21
	FMC Corporation	546	19
	Minerals Technologies, Inc.	663	32
	PolyOne Corporation	1,373	40
	Sensient Technologies Corporation	535	33
	Silgan Holdings, Inc.	467	24
	Steel Dynamics, Inc.	1,581	27
			213
	Energy—4.8%
	Exterran Holdings, Inc.	974	18
	GasLog, Ltd.†	1,676	16
*	Gulfport Energy Corporation	903	27
*	Helix Energy Solutions Group, Inc.	2,281	11
*	Memorial Resource Development Corporation	1,828	32
	Patterson-UTI Energy, Inc.	1,468	19
*	PDC Energy, Inc.	584	31
*	TETRA Technologies, Inc.	4,306	25
*	Whiting Petroleum Corporation	973	15
			194
	Consumer Staples—2.5%
*	Darling Ingredients, Inc.	1,376	15
	Ingredion, Inc.	596	52
	J&J Snack Foods Corporation	306	35
			102
	Total Common Stocks—98.4% (cost $3,775)		4,032
	Repurchase Agreement
	State Street Bank and Trust Company, 0.000% dated 9/30/15, due 10/1/15, repurchase price $104, collateralized by U.S. Treasury Note, 2.000% due 2/15/22	$104	104
	Total Repurchase Agreement—2.5% (cost $104)		104

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Value Fund

Portfolio of Investments, September 30, 2015 (all dollar amounts in thousands) (unaudited)

Issuer	Value
Total Investments—100.9% (cost $3,879)	$4,136
Liabilities, plus cash and other assets—(0.9)%	(37)
Net assets—100.0%	$4,099

† = U.S. listed foreign security

* Non-income producing securities

See accompanying Notes to Portfolio of Investments.

Small Cap Growth Fund

Portfolio of Investments, September 30, 2015 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Information Technology—27.4%
*	Aspen Technology, Inc.	45,910	$1,740
*	Callidus Software, Inc.	431,047	7,323
*	comScore, Inc.	128,730	5,941
*	Coupons.com, Inc.	528,232	4,754
	Evolving Systems, Inc.	290,211	1,741
*	Exar Corporation	418,690	2,491
*	Guidewire Software, Inc.	120,296	6,325
*	Hortonworks, Inc.	70,940	1,553
*	Inphi Corporation	209,470	5,036
	j2 Global, Inc.	185,881	13,170
*	MaxLinear, Inc.	621,431	7,731
*	NeuStar, Inc.	367,928	10,011
*	OSI Systems, Inc.	84,094	6,472
*	Pandora Media, Inc.	242,460	5,174
	TeleTech Holdings, Inc.	218,698	5,859
*	Tyler Technologies, Inc.	16,140	2,410
*	Ultimate Software Group, Inc.	21,822	3,906
*	USA Technologies, Inc.	1,164,180	2,899
*	Verint Systems, Inc.	34,600	1,493
*	WNS Holdings, Ltd.—ADR	235,200	6,574
*	Xactly Corporation	42,135	329
			102,932
	Health Care—17.6%
*	ABIOMED, Inc.	54,700	5,074
*	Accelerate Diagnostics, Inc.	102,090	1,652
*	Air Methods Corporation	180,530	6,154
*	Akorn, Inc.	53,320	1,520
*	Cambrex Corporation	110,665	4,391
*	Connecture, Inc.	149,866	683
*	Exact Sciences Corporation	121,870	2,192
*	ExamWorks Group, Inc.	265,764	7,771
	HealthSouth Corporation	181,475	6,963
	LeMaitre Vascular, Inc.	224,580	2,738
*	Ligand Pharmaceuticals, Inc.	108,450	9,289
*	NxStage Medical, Inc.	435,806	6,873
*	Repligen Corporation	85,290	2,375
	Trinity Biotech plc—ADR	400,580	4,583
*	Zeltiq Aesthetics, Inc.	115,040	3,685
			65,943
	Industrials—15.8%
	ABM Industries, Inc.	191,790	5,238
	Advanced Drainage Systems, Inc.	126,890	3,671
*	CAI International, Inc.	408,427	4,117
*	Franklin Covey Co.	276,129	4,435
*	GP Strategies Corporation	141,690	3,234
	Healthcare Services Group, Inc.	224,710	7,573
	Hexcel Corporation	123,480	5,539
*	Hudson Technologies, Inc.	1,664,769	4,944
*	Huron Consulting Group, Inc.	71,936	4,498

See accompanying Notes to Portfolio of Investments.

Small Cap Growth Fund

Portfolio of Investments, September 30, 2015 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Industrials—(continued)
*	ICF International, Inc.	156,041	$4,742
	John Bean Technologies Corporation	116,165	4,443
*	RPX Corporation	496,560	6,813
			59,247
	Consumer Discretionary—12.0%
	Choice Hotels International, Inc.	128,170	6,107
	Collectors Universe, Inc.	132,587	1,999
*	Gentherm, Inc.	68,831	3,092
*	IMAX Corporation†	138,401	4,677
	Interval Leisure Group, Inc.	182,030	3,342
	Monro Muffler Brake, Inc.	55,411	3,743
	Six Flags Entertainment Corporation	216,602	9,916
*	Steven Madden, Ltd.	71,740	2,627
*	Tuesday Morning Corporation	65,332	354
*	U.S. Auto Parts Network, Inc.	1,647,409	3,097
*	Universal Electronics, Inc.	145,252	6,105
			45,059
	Financials—10.9%
*	Colliers International Group, Inc.†	114,813	4,660
*	Cowen Group, Inc.	812,594	3,705
*	Encore Capital Group, Inc.	191,896	7,100
*	First Cash Financial Services, Inc.	165,139	6,615
*	FirstService Corporation†	209,058	6,751
	OM Asset Management plc†	422,030	6,508
	Virtu Financial, Inc. Class “A”	244,972	5,615
			40,954
	Consumer Staples—5.9%
	Calavo Growers, Inc.	93,079	4,155
*	Herbalife, Ltd.†	82,760	4,510
	Nu Skin Enterprises, Inc.	156,905	6,477
	WD-40 Co.	79,011	7,038
			22,180
	Materials—2.2%
*	Headwaters, Inc.	204,742	3,849
*	Stillwater Mining Co.	426,806	4,409
			8,258
	Energy—2.0%
*	Carrizo Oil & Gas, Inc.	70,203	2,144
*	Gulfport Energy Corporation	58,517	1,737
*	Hornbeck Offshore Services, Inc.	104,340	1,412
	SM Energy Co.	65,120	2,086
			7,379
	Telecommunication Services—1.2%
*	ORBCOMM, Inc.	837,822	4,675

See accompanying Notes to Portfolio of Investments.

Small Cap Growth Fund

Portfolio of Investments, September 30, 2015 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value
Common Stocks—(continued)
Total Common Stocks—95.0% (cost $325,566)		$356,627
Exchange-Traded Fund
iShares Russell 2000 Growth Index Fund	69,300	9,284
Total Exchange-Traded Fund—2.5% (cost $10,051)		9,284
Repurchase Agreement
Fixed Income Clearing Corporation, 0.000% dated 9/30/15, due 10/1/15, repurchase price $9,407, collateralized by U.S. Treasury Bond, 3.375%, due 5/15/44	$9,407	9,407
Total Repurchase Agreement—2.5% (cost $9,407)		9,407
Total Investments—100.0% (cost $345,024)		375,318
Cash and other assets, less liabilities—0.0%		173
Net assets—100.0%		$375,491

ADR = American Depository Receipt

* Non-income producing securities

† = U.S. listed foreign security

If a fund’s portfolio holdings represent ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate as defined in the Investment Company Act of 1940. The Fund had the following transactions during the period ended September 30, 2015 with companies deemed affiliated during the period or at September 30, 2015 (dollar amounts in thousands).

		Share Activity				Period Ended September 30, 2015

									Change in net
									unrealized
		Balance			Balance		Dividend	Net realized	appreciation
	Security Name	12/31/2014	Purchases	Sales	9/30/2015	Value	Income	gain (loss)	(depreciation)
p	Hudson Technologies, Inc.	1,711,704	344,796	391,731	1,664,769	$4,944	$—	$(330)	$(1.154)
						$4,944	$—	$(330)	$(1.154)

p Affiliated company at September 30, 2015. The Fund’s total value in companies deemed to be affiliated at September 30, 2015 was $4,944 (in thousands).

See accompanying Notes to Portfolio of Investments.

Small Cap Value Fund

Portfolio of Investments, September 30, 2015 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Financials—39.6%
	Acadia Realty Trust	256,380	$7,709
	American Assets Trust, Inc.	220,030	8,990
	American Campus Communities, Inc.	187,995	6,813
	Bank of the Ozarks, Inc.	207,175	9,066
	Berkshire Hills Bancorp, Inc.	181,065	4,987
	Boston Private Financial Holdings, Inc.	296,550	3,470
*	Cascade Bancorp	698,650	3,780
	CNO Financial Group, Inc.	470,885	8,857
	CoBiz Financial, Inc.	579,104	7,534
	Douglas Emmett, Inc.	261,405	7,508
*	Eagle Bancorp, Inc.	154,602	7,034
	EastGroup Properties, Inc.	72,404	3,923
	Education Realty Trust, Inc.	252,826	8,331
	EPR Properties	119,505	6,163
	First American Financial Corporation	188,495	7,365
*	Forest City Enterprises, Inc.	241,820	4,868
	Glacier Bancorp, Inc.	300,870	7,940
	Hanover Insurance Group, Inc.	95,705	7,436
	Highwoods Properties, Inc.	141,700	5,491
	Home BancShares, Inc.	255,680	10,355
	Iberiabank Corporation	121,010	7,044
	LaSalle Hotel Properties	209,785	5,956
	National Bank Holdings Corporation	179,155	3,678
	PacWest Bancorp	188,678	8,077
	Pebblebrook Hotel Trust	212,999	7,551
	Radian Group, Inc.	474,505	7,549
	Renasant Corporation	211,991	6,964
*	Safeguard Scientifics, Inc.	287,411	4,466
	Selective Insurance Group, Inc.	218,625	6,790
	Sunstone Hotel Investors, Inc.	353,290	4,674
*	Western Alliance Bancorp	318,845	9,792
	WSFS Financial Corporation	273,655	7,884
	Yadkin Financial Corporation	388,940	8,358
			226,403
	Industrials—12.6%
	Barnes Group, Inc.	193,415	6,973
	CIRCOR International, Inc.	102,230	4,101
	Curtiss-Wright Corporation	91,767	5,728
	EMCOR Group, Inc.	153,731	6,803
*	FTI Consulting, Inc.	47,164	1,958
	G&K Services, Inc.	140,391	9,353
	Interface, Inc.	361,644	8,115
	Kadant, Inc.	124,103	4,841
*	Lydall, Inc.	129,686	3,695
	Matson, Inc.	128,440	4,944
*	Northwest Pipe Co.	244,290	3,190
	Standex International Corporation	68,390	5,153
	The Toro Co.	99,420	7,013
			71,867

See accompanying Notes to Portfolio of Investments.

Small Cap Value Fund

Portfolio of Investments, September 30, 2015 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Consumer Discretionary—10.4%
	Brunswick Corporation	102,030	$4,886
	Children’s Place, Inc.	106,650	6,151
	Dana Holding Corporation	274,460	4,358
	Ethan Allen Interiors, Inc.	160,459	4,238
*	Express, Inc.	327,180	5,847
*	Genesco, Inc.	69,995	3,995
*	Krispy Kreme Doughnuts, Inc.	516,500	7,556
	Meredith Corporation	115,690	4,926
	Ryland Group, Inc.	140,190	5,724
	Vail Resorts, Inc.	66,080	6,917
	Wolverine World Wide, Inc.	215,410	4,661
			59,259
	Information Technology—10.0%
*	Acxiom Corporation	544,577	10,761
	Belden, Inc.	149,185	6,965
	Booz Allen Hamilton Holding Corporation	165,822	4,346
*	Cadence Design Systems, Inc.	438,250	9,063
*	Inphi Corporation	349,075	8,392
*	Intralinks Holdings, Inc.	420,275	3,484
	j2 Global, Inc.	112,275	7,955
	Littelfuse, Inc.	66,580	6,069
			57,035
	Utilities—7.7%
	ALLETE, Inc.	147,625	7,454
	IDACORP, Inc.	109,605	7,092
	PNM Resources, Inc.	295,750	8,296
	Portland General Electric Co.	214,405	7,927
	South Jersey Industries, Inc.	170,465	4,304
	Southwest Gas Corporation	155,455	9,066
			44,139
	Health Care—4.5%
	CONMED Corporation	144,610	6,904
*	Greatbatch, Inc.	166,805	9,411
	HealthSouth Corporation	153,045	5,872
*	Magellan Health, Inc.	67,885	3,763
			25,950
	Energy—4.2%
	Exterran Holdings, Inc.	206,775	3,722
	GasLog, Ltd.†	246,440	2,371
*	Helix Energy Solutions Group, Inc.	400,190	1,917
*	Memorial Resource Development Corporation	235,295	4,136
*	PDC Energy, Inc.	92,190	4,887
*	Ring Energy, Inc.	345,516	3,410
*	TETRA Technologies, Inc.	592,500	3,502
			23,945

See accompanying Notes to Portfolio of Investments.

Small Cap Value Fund

Portfolio of Investments, September 30, 2015 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Materials—4.0%
	Minerals Technologies, Inc.	109,765	$5,286
	PolyOne Corporation	198,239	5,817
	Sensient Technologies Corporation	103,135	6,322
	Silgan Holdings, Inc.	107,090	5,573
			22,998
	Consumer Staples—3.1%
*	Darling Ingredients, Inc.	338,930	3,810
	J&J Snack Foods Corporation	69,392	7,887
	SpartanNash Co.	246,824	6,380
			18,077
	Total Common Stocks—96.1% (cost $487,408)		549,673
	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.000% dated 9/30/15, due 10/1/15, repurchase price $23,254, collateralized by FHLB, 5.500%, due 7/15/36	$23,254	23,254
	Total Repurchase Agreement—4.1% (cost $23,254)		23,254
	Total Investments—100.2% (cost $510,662)		572,927
	Liabilities, plus cash and other assets—(0.2)%		(1,264)
	Net assets—100.0%		$571,663

* Non-income producing securities
† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Global Leaders Fund

Portfolio of Investments, September 30, 2015 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Western Hemisphere—49.2%
	Canada—6.1%
	Alimentation Couche Tard, Inc. Class “B” (Food & staples retailing)	71,743	$3,299
	Brookfield Asset Management, Inc. Class “A” (Real estate management & development)†	72,393	2,276
	Intact Financial Corporation (Insurance)	31,593	2,219
	Suncor Energy, Inc. (Oil, gas & consumable fuels)	104,500	2,795
			10,589
	United States—43.1%
*	Affiliated Managers Group, Inc. (Capital markets)	15,066	2,576
*	Align Technology, Inc. (Health care equipment & supplies)	33,662	1,911
*	Alphabet, Inc. Class “A” (Internet software & services)	5,746	3,668
*	ANSYS, Inc. (Software)	21,421	1,888
	Bristol-Myers Squibb Co. (Pharmaceuticals)	51,452	3,046
	Brunswick Corporation (Leisure products)	53,017	2,539
*	Centene Corporation (Health care providers & services)	39,326	2,133
*	Cerner Corporation (Health care technology)	46,493	2,788
*	CoStar Group, Inc. (Internet software & services)	5,871	1,016
	Costco Wholesale Corporation (Food & staples retailing)	19,407	2,806
	EOG Resources, Inc. (Oil, gas & consumable fuels)	19,928	1,451
*	Facebook, Inc. Class “A” (Internet software & services)	23,620	2,123
	Gilead Sciences, Inc. (Biotechnology)	37,124	3,645
	Intercontinental Exchange, Inc. (Diversified financial services)	9,847	2,314
	Jones Lang LaSalle, Inc. (Real estate management & development)	20,134	2,895
	Lazard, Ltd. Class “A” (Capital markets)†	49,729	2,153
	Mastercard, Inc. Class “A” (IT services)	42,947	3,870
	Moody’s Corporation (Diversified financial services)	24,030	2,360
*	O’Reilly Automotive, Inc. (Specialty retail)	11,701	2,925
*	Old Dominion Freight Line, Inc. (Road & rail)	25,847	1,577
	Pioneer Natural Resources Co. (Oil, gas & consumable fuels)	8,094	984
	PPG Industries, Inc. (Chemicals)	30,737	2,695
*	PRA Group, Inc. (Consumer finance)	35,946	1,902
*	Red Hat, Inc. (Software)	25,742	1,850
	Rockwell Collins, Inc. (Aerospace & defense)	33,198	2,717
	Schlumberger, Ltd. (Energy equipment & services)†	32,428	2,237
	The Home Depot, Inc. (Specialty retail)	43,967	5,078
*	The Middleby Corporation (Machinery)	9,268	975
	The Toro Co. (Machinery)	21,526	1,518
	The Walt Disney Co. (Media)	17,225	1,760
	VF Corporation (Textiles, apparel & luxury goods)	25,403	1,733
	Williams-Sonoma, Inc. (Specialty retail)	25,746	1,966
			75,099
	Europe, Mid-East—19.5%
	Denmark—1.9%
	Novo Nordisk A/S Class “B” (Pharmaceuticals)	62,628	3,360
	France—4.4%
	Cap Gemini S.A. (IT services)	50,641	4,506
	Hermes International (Textiles, apparel & luxury goods)	2,647	961

See accompanying Notes to Portfolio of Investments.

Global Leaders Fund

Portfolio of Investments, September 30, 2015 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe, Mid-East—19.5%—(continued)
	France—4.4%—(continued)
	Valeo S.A. (Auto components)	16,684	$2,251
			7,718
	Germany—1.0%
	Bayerische Motoren Werke AG (Automobiles)	19,262	1,705
	Ireland—1.7%
	Shire plc (Pharmaceuticals)	43,358	2,954
	Israel—3.3%
*	Check Point Software Technologies, Ltd. (Software)†	23,309	1,849
	Teva Pharmaceutical Industries, Ltd.—ADR (Pharmaceuticals)	68,741	3,881
			5,730
	Netherlands—2.9%
*	NXP Semiconductor N.V. (Semiconductors & semiconductor equipment)†	24,628	2,145
	Royal Dutch Shell plc Class “A” (Oil, gas & consumable fuels)	118,716	2,810
			4,955
	Sweden—2.1%
	Assa Abloy AB Class “B” (Building products)	97,872	1,753
	Atlas Copco AB Class “A” (Machinery)	81,685	1,962
			3,715
	Switzerland—2.2%
	Geberit AG (Building products)	2,869	876
	Partners Group Holding AG (Capital markets)	8,392	2,844
			3,720
	Japan—11.3%
	Daikin Industries, Ltd. (Building products)	36,300	2,020
	Fuji Heavy Industries, Ltd. (Automobiles)	91,700	3,274
	Hoya Corporation (Health care equipment & supplies)	67,000	2,180
	Kao Corporation (Personal products)	60,900	2,743
	Keyence Corporation (Electronic equipment, instruments & components)	2,800	1,242
	ORIX Corporation (Diversified financial services)	193,700	2,473
	Shimano, Inc. (Leisure products)	15,000	2,093
	SMC Corporation (Machinery)	4,000	869
	Sumitomo Mitsui Financial Group, Inc. (Banks)	73,400	2,760
			19,654
	United Kingdom—8.0%
	ARM Holdings plc (Semiconductors & semiconductor equipment)	59,465	852
	Compass Group plc (Hotels, restaurants & leisure)	195,434	3,113
	easyJet plc (Airlines)	120,629	3,243
	Prudential plc (Insurance)	148,279	3,126
	Reckitt Benckiser Group plc (Household products)	39,300	3,559
			13,893

See accompanying Notes to Portfolio of Investments.

Global Leaders Fund

Portfolio of Investments, September 30, 2015 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Emerging Asia—7.0%
	China—3.2%
*	Baidu, Inc.—ADR (Internet software & services)	11,193	$1,538
	China Overseas Land & Investment, Ltd. (Real estate management & development)	798,000	2,414
	Tencent Holdings, Ltd. (Internet software & services)	100,100	1,673
			5,625
	India—1.7%
	HDFC Bank, Ltd.—ADR (Banks)	47,236	2,886
	Taiwan—2.1%
	Taiwan Semiconductor Manufacturing Co., Ltd.—ADR (Semiconductors & semiconductor equipment)	176,265	3,657
	Asia—3.2%
	Australia—1.8%
	Macquarie Group, Ltd. (Capital markets)	56,750	3,054
	Hong Kong—1.4%
	AIA Group, Ltd. (Insurance)	477,200	2,466
	Emerging Europe, Mid-East, Africa—0.5%
	South Africa—0.5%
	Bidvest Group, Ltd. (Industrial conglomerates)	38,940	917
	Total Common Stocks—98.7% (cost $165,127)		171,697
	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.000% dated 9/30/15, due 10/1/15, repurchase price $2,594, collateralized by U.S. Treasury Bond, 3.375%, due 5/15/44	$2,594	2,594
	Total Repurchase Agreement—1.5% (cost $2,594)		2,594
	Total Investments—100.2% (cost $167,721)		174,291
	Liabilities, plus cash and other assets—(0.2)%		(338)
	Net assets—100.0%		$173,953

ADR = American Depository Receipt

† = U.S. listed foreign security

* Non-income producing securities

See accompanying Notes to Portfolio of Investments.

Global Leaders Fund

Portfolio of Investments, September 30, 2015 (all dollar amounts in thousands) (unaudited)

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

Global Leaders Fund

Portfolio of Investments, September 30, 2015 (all dollar amounts in thousands) (unaudited)

At September 30, 2015, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Financials	23.7%
Information Technology	18.6%
Consumer Discretionary	17.1%
Health Care	15.1%
Industrials	10.7%
Consumer Staples	7.2%
Energy	6.0%
Materials	1.6%
Total	100.0%

At September 30, 2015, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

U.S. Dollar	54.4%
Japanese Yen	11.4%
British Pound Sterling	9.8%
Euro	7.1%
Canadian Dollar	4.8%
Hong Kong Dollar	3.8%
Swiss Franc	2.2%
Swedish Krona	2.2%
Danish Krone	2.0%
Australian Dollar	1.8%
All Other Currencies	0.5%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

Global Small Cap Growth Fund

Portfolio of Investments, September 30, 2015 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Western Hemisphere—41.1%
	Canada—1.7%
	Linamar Corporation (Auto components)	5,876	$308
*	Raging River Exploration, Inc. (Oil, gas & consumable fuels)	50,920	281
	WestJet Airlines, Ltd. (Airlines)	19,949	355
			944
	United States—39.4%
*	2U, Inc. (Diversified consumer services)	16,570	595
*	ABIOMED, Inc. (Health care equipment & supplies)	4,418	410
*	Align Technology, Inc. (Health care equipment & supplies)	6,022	342
*	AMN Healthcare Services, Inc. (Health care providers & services)	13,649	410
	Booz Allen Hamilton Holding Corporation (IT services)	22,171	581
	Brunswick Corporation (Leisure products)	14,288	684
*	Cambrex Corporation (Life sciences tools & services)	12,062	479
*	Carrizo Oil & Gas, Inc. (Oil, gas & consumable fuels)	9,338	285
	CEB, Inc. (Professional services)	10,199	697
	Choice Hotels International, Inc. (Hotels, restaurants & leisure)	16,394	781
	Collectors Universe, Inc. (Diversified consumer services)	18,365	277
*	Cvent, Inc. (Internet software & services)	20,731	698
*	Demandware, Inc. (Internet software & services)	6,524	337
*	Diamondback Energy, Inc. (Oil, gas & consumable fuels)	4,987	322
	Drew Industries, Inc. (Auto components)	13,630	744
*	Encore Capital Group, Inc. (Consumer finance)	7,840	290
	Gentex Corporation (Auto components)	23,344	362
*	Gentherm, Inc. (Auto components)	8,032	361
	HealthSouth Corporation (Health care providers & services)	13,977	536
	Hexcel Corporation (Aerospace & defense)	8,354	375
*	Hortonworks, Inc. (Internet software & services)	21,528	471
*	Huron Consulting Group, Inc. (Professional services)	9,038	565
	j2 Global, Inc. (Internet software & services)	10,311	731
*	Manhattan Associates, Inc. (Software)	6,362	396
	MarketAxess Holdings, Inc. (Diversified financial services)	7,053	655
	MAXIMUS, Inc. (IT services)	13,502	804
*	Oil States International, Inc. (Energy equipment & services)	12,649	331
*	Repligen Corporation (Biotechnology)	11,866	330
*	ServiceMaster Global Holdings, Inc. (Diversified consumer services)	16,085	540
*	Sirona Dental Systems, Inc. (Health care equipment & supplies)	6,191	578
	Six Flags Entertainment Corporation (Hotels, restaurants & leisure)	7,663	351
*	Team Health Holdings, Inc. (Health care providers & services)	10,308	557
	Texas Roadhouse, Inc. (Hotels, restaurants & leisure)	12,536	466
	The Toro Co. (Machinery)	9,736	687
*	Tyler Technologies, Inc. (Software)	3,941	588
	UniFirst Corporation (Commercial services & supplies)	4,543	485
	Vail Resorts, Inc. (Hotels, restaurants & leisure)	7,817	818
	Virtu Financial, Inc. Class “A” (Capital markets)	23,735	544
	Watsco, Inc. (Trading companies & distributors)	4,376	518
*	Wayfair, Inc. Class “A” (Internet & catalog retail)	14,903	523
	WD-40 Co. (Household products)	5,646	503
	West Pharmaceutical Services, Inc. (Health care equipment & supplies)	7,067	382
*	Zeltiq Aesthetics, Inc. (Health care equipment & supplies)	12,488	400

See accompanying Notes to Portfolio of Investments.

Global Small Cap Growth Fund

Portfolio of Investments, September 30, 2015 (all dollar amounts in thousands) (unaudited)

	Issue	Shares	Value
	Common Stocks—(continued)
	Western Hemisphere—41.1%—(continued)
	United States—39.4%—(continued)
*	Zoe’s Kitchen, Inc. (Hotels, restaurants & leisure)	12,856	$508
			22,297
	Europe, Mid-East—23.0%
	Belgium—0.5%
	Melexis N.V. (Semiconductors & semiconductor equipment)	6,516	301

	Denmark—0.9%
	Royal Unibrew A/S (Beverages)	14,270	534

	Finland—0.6%
	Huhtamaki Oyj (Containers & packaging)	10,782	329

	France—2.7%
	Ipsen S.A. (Pharmaceuticals)	8,432	522
	Metropole Television S.A. (Media)	22,015	420
*	UBISOFT Entertainment (Software)	28,458	576
			1,518
	Germany—3.8%
	Aareal Bank AG (Thrifts & mortgage finance)	11,773	418
	Aurelius AG (Capital markets)	10,528	489
	CTS Eventim AG & Co KGaA (Media)	11,575	428
	GRENKELEASING AG (Diversified financial services)	3,073	486
	Norma Group SE (Machinery)	6,876	338
			2,159
	Ireland—2.1%
	Beazley plc (Insurance)	114,597	619
	Paddy Power plc (Hotels, restaurants & leisure)	4,837	557
			1,176
	Israel—0.9%
	Elbit Systems, Ltd. (Aerospace & defense)	6,661	492

	Italy—6.5%
	Anima Holding SpA—144A (Capital markets)	44,245	386
	Banca IFIS SpA (Diversified financial services)	21,231	493
	Brembo SpA (Auto components)	9,513	368
	De’Longhi SpA (Household durables)	16,585	407
	DiaSorin SpA (Health care equipment & supplies)	8,599	376
	FinecoBank Banca Fineco SpA (Banks)	58,078	386
	Moncler SpA (Textiles, apparel & luxury goods)	23,515	420
	Recordati SpA (Pharmaceuticals)	16,717	385
	Salvatore Ferragamo Italia SpA (Textiles, apparel & luxury goods)	16,814	448
			3,669
	Luxembourg—0.9%
	Grand City Properties S.A. (Real estate management & development)	28,495	547

See accompanying Notes to Portfolio of Investments.

Global Small Cap Growth Fund

Portfolio of Investments, September 30, 2015 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe, Mid-East—23.0%—(continued)
	Sweden—2.9%
	Hexpol AB (Chemicals)	36,430	$407
*	NetEnt AB (Internet software & services)	10,449	581
	Nolato AB Class “B” (Industrial conglomerates)	26,329	661
			1,649
	Switzerland—1.2%
	VZ Holding AG (Capital markets)	2,161	672

	United Kingdom—12.8%
	Close Brothers Group plc (Capital markets)	21,689	490
	Domino’s Pizza Group plc (Hotels, restaurants & leisure)	30,105	404
	Essentra plc (Chemicals)	26,066	310
	Halma plc (Electronic equipment, instruments & components)	57,724	630
	Hays plc (Professional services)	191,527	444
	Howden Joinery Group plc (Specialty retail)	81,131	597
	IG Group Holdings plc (Diversified financial services)	31,667	369
	Inchcape plc (Distributors)	32,945	358
	Jupiter Fund Management plc (Capital markets)	60,508	397
	M&C Saatchi plc (Media)	72,126	359
	Moneysupermarket.com Group plc (Internet software & services)	90,372	462
	OM Asset Management plc (Capital markets)†	30,139	465
	Scapa Group plc (Chemicals)	152,271	440
	Spirax-Sarco Engineering plc (Machinery)	7,080	300
	Ted Baker plc (Textiles, apparel & luxury goods)	9,233	448
	Victrex plc (Chemicals)	13,636	366
	Workspace Group plc (Real estate investment trusts (REITs))	28,505	404
			7,243
	Japan—8.4%
	Haseko Corporation (Household durables)	62,800	707
	Hoshizaki Electric Co., Ltd. (Machinery)	5,800	404
	Meitec Corporation (Professional services)	15,800	548
	Nihon Kohden Corporation (Health care equipment & supplies)	14,300	236
	Nihon M&A Center, Inc. (Professional services)	10,600	459
	Nissan Chemical Industries, Ltd. (Chemicals)	25,700	561
	Relo Holdings, Inc. (Real estate management & development)	4,000	389
	Resorttrust, Inc. (Hotels, restaurants & leisure)	15,700	388
	Sato Holdings Corporation (Commercial services & supplies)	24,200	449
	Tsubakimoto Chain Co. (Machinery)	47,000	292
	Zenkoku Hosho Co., Ltd. (Diversified financial services)	10,200	336
			4,769
	Asia—4.1%
	Australia—2.6%
	DuluxGroup, Ltd. (Chemicals)	92,617	348
	Echo Entertainment Group, Ltd. (Hotels, restaurants & leisure)	106,197	360
	M2 Group, Ltd. (Diversified telecommunication services)	53,925	359

See accompanying Notes to Portfolio of Investments.

Global Small Cap Growth Fund

Portfolio of Investments, September 30, 2015 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Asia—4.1%—(continued)
	Australia—2.6%—(continued)
	Magellan Financial Group, Ltd. (Capital markets)	31,031	$414
			1,481
	Singapore—1.5%
	ComfortDelGro Corporation, Ltd. (Road & rail)	193,000	389
	SATS, Ltd. (Transportation infrastructure)	164,000	442
			831
	Emerging Asia—3.1%
	China—0.7%
	Hollysys Automation Technologies, Ltd. (Electronic equipment, instruments & components)†	24,056	421

	Philippines—1.4%
	Megaworld Corporation (Real estate management & development)	3,949,000	369
	Security Bank Corporation (Banks)	138,320	406
			775
	Taiwan—1.0%
	Voltronic Power Technology Corporation (Electrical equipment)	42,000	545

	Emerging Latin America—2.0%
	Mexico—2.0%
	Credito Real S.A.B. de C.V. (Consumer finance)	201,595	394
	Gentera S.A.B. de C.V. (Consumer finance)	217,900	356
*	Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Transportation infrastructure)	80,300	399
			1,149
	Emerging Europe, Mid-East, Africa—1.7%
	South Africa—1.1%
	AVI, Ltd. (Food products)	51,479	325
	Clicks Group, Ltd. (Food & staples retailing)	48,758	316
			641
	Turkey—0.6%
	Turkiye Sinai Kalkinma Bankasi A.S. (Banks)	666,062	311
	Total Common Stocks—96.2% (cost $52,092)		54,453

See accompanying Notes to Portfolio of Investments.

Global Small Cap Growth Fund

Portfolio of Investments, September 30, 2015 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
Repurchase Agreement
Fixed Income Clearing Corporation, 0.000% dated 9/30/15, due 10/1/15, repurchase price $1,495, collateralized by U.S.Treasury Bond, 3.375%, due 5/15/44	$1,495	$1,495
Total Repurchase Agreement—2.7% (cost $1,495)		1,495
Total Investments—98.9% (cost $53,587)		55,948
Cash and other assets, less liabilities—1.1%		646
Net assets—100.0%		$56,594

* Non-income producing securities

† = U.S. listed foreign security

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

Global Small Cap Growth Fund

Portfolio of Investments, September 30, 2015 (all dollar amounts in thousands) (unaudited)

At September 30, 2015, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Consumer Discretionary	25.6%
Financials	20.4%
Industrials	18.1%
Information Technology	13.9%
Health Care	10.9%
Materials	5.1%
Consumer Staples	3.1%
Energy	2.2%
Telecommunication Services	0.7%
Total	100.0%

At September 30, 2015, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

U.S. Dollar	42.6%
Euro	16.7%
British Pound Sterling	13.6%
Japanese Yen	8.8%
Swedish Krona	3.0%
Australian Dollar	2.7%
Mexican Peso	2.1%
Canadian Dollar	1.7%
Singapore Dollar	1.5%
Philippine Peso	1.4%
Swiss Franc	1.2%
South African Rand	1.2%
New Taiwan Dollar	1.0%
All Other Currencies	2.5%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

International Leaders Fund

Portfolio of Investments, September 30, 2015 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe, Mid-East—36.7%
	Denmark—2.3%
	Novo Nordisk A/S Class “B” (Pharmaceuticals)	41,209	$2,211

	Finland—1.9%
	Sampo Oyj Class “A” (Insurance)	36,607	1,770

	France—8.2%
	Cap Gemini S.A. (IT services)	27,284	2,427
	Hermes International (Textiles, apparel & luxury goods)	2,179	791
	JCDecaux S.A. (Media)	26,547	961
	Safran S.A. (Aerospace & defense)	16,090	1,210
	Total S.A. (Oil, gas & consumable fuels)	28,820	1,295
	Valeo S.A. (Auto components)	8,324	1,123
			7,807
	Germany—3.9%
	Bayerische Motoren Werke AG (Automobiles)	14,430	1,277
	Continental AG (Auto components)	8,290	1,761
	Rational AG (Machinery)	1,669	667
			3,705
	Ireland—2.0%
	Ryanair Holdings plc—ADR (Airlines)	24,199	1,895

	Israel—4.0%
*	Check Point Software Technologies, Ltd. (Software)†	15,943	1,265
	Teva Pharmaceutical Industries, Ltd.—ADR (Pharmaceuticals)	44,366	2,505
			3,770
	Italy—2.5%
	Intesa Sanpaolo SpA (Banks)	685,733	2,418

	Netherlands—2.5%
*	NXP Semiconductor N.V. (Semiconductors & semiconductor equipment)†	15,646	1,362
	Royal Dutch Shell plc Class “A” (Oil, gas & consumable fuels)	41,342	979
			2,341
	Spain—1.5%
	Amadeus IT Holding S.A. Class “A” (IT services)	33,651	1,437

	Sweden—2.4%
	Atlas Copco AB Class “A” (Machinery)	48,270	1,160
	Hexagon AB Class “B” (Electronic equipment, instruments & components)	35,457	1,081
			2,241
	Switzerland—5.5%
*	Actelion, Ltd. (Biotechnology)	15,281	1,940
	Geberit AG (Building products)	4,490	1,371
	Partners Group Holding AG (Capital markets)	5,786	1,961
			5,272

See accompanying Notes to Portfolio of Investments.

International Leaders Fund

Portfolio of Investments, September 30, 2015 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Japan—19.7%
	Astellas Pharma, Inc. (Pharmaceuticals)	112,100	$1,444
	Daikin Industries, Ltd. (Building products)	22,900	1,275
	FANUC Corporation (Machinery)	8,200	1,252
	Fuji Heavy Industries, Ltd. (Automobiles)	53,059	1,894
	Hoya Corporation (Health care equipment & supplies)	39,600	1,288
	Kao Corporation (Personal products)	35,600	1,603
	Keyence Corporation (Electronic equipment, instruments & components)	2,700	1,197
	Makita Corporation (Machinery)	18,200	960
	Murata Manufacturing Co., Ltd. (Electronic equipment, instruments & components)	10,300	1,320
	Nitori Holdings Co., Ltd. (Specialty retail)	14,600	1,138
	ORIX Corporation (Diversified financial services)	125,200	1,599
	Shimano, Inc. (Leisure products)	10,500	1,465
	SMC Corporation (Machinery)	3,200	695
	Sumitomo Mitsui Financial Group, Inc. (Banks)	42,800	1,610
			18,740
	United Kingdom—17.0%
	ARM Holdings plc (Semiconductors & semiconductor equipment)	44,300	635
	Compass Group plc (Hotels, restaurants & leisure)	168,412	2,683
	IG Group Holdings plc (Diversified financial services)	102,714	1,196
	InterContinental Hotels Group plc (Hotels, restaurants & leisure)	35,529	1,227
	Prudential plc (Insurance)	76,755	1,618
	Reckitt Benckiser Group plc (Household products)	22,488	2,037
	RELX plc (Media)	116,983	2,003
	St James’s Place plc (Insurance)	89,551	1,151
	Wolseley plc (Trading companies & distributors)	27,140	1,584
	WPP plc (Media)	98,182	2,039
			16,173
	Emerging Asia—11.3%
	China—6.0%
*	Baidu, Inc.—ADR (Internet software & services)	6,104	839
	China Overseas Land & Investment, Ltd. (Real estate management & development)	514,000	1,555
	Lenovo Group, Ltd. (Technology hardware, storage & peripherals)	1,078,000	908
	NetEase, Inc.—ADR (Internet software & services)	9,818	1,179
	Tencent Holdings, Ltd. (Internet software & services)	71,300	1,192
			5,673
	India—3.7%
	Hero MotoCorp, Ltd. (Automobiles)	35,600	1,299
	Housing Development Finance Corporation, Ltd. (Thrifts & mortgage finance)	64,275	1,187
*	Tata Motors, Ltd.—ADR (Automobiles)	43,593	981
			3,467
	South Korea—1.6%
	Samsung Electronics Co., Ltd. (Technology hardware, storage & peripherals)	1,617	1,547

	Canada—6.1%
	Alimentation Couche Tard, Inc. Class “B” (Food & staples retailing)	53,446	2,458

See accompanying Notes to Portfolio of Investments.

International Leaders Fund

Portfolio of Investments, September 30, 2015 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Canada—6.1%—(continued)
	Brookfield Asset Management, Inc. Class “A” (Real estate management & development)†	69,686	$2,191
	Suncor Energy, Inc. (Oil, gas & consumable fuels)	44,300	1,184
			5,833
	Asia—3.8%
	Australia—2.1%
	Macquarie Group, Ltd. (Capital markets)	36,191	1,947
	Hong Kong—1.7%
	AIA Group, Ltd. (Insurance)	320,000	1,654
	Emerging Europe, Mid-East, Africa—3.6%
	South Africa—3.6%
*	Aspen Pharmacare Holdings, Ltd. (Pharmaceuticals)	25,726	546
	Bidvest Group, Ltd. (Industrial conglomerates)	46,823	1,102
	Discovery, Ltd. (Insurance)	176,542	1,754
			3,402
	Total Common Stocks—98.2% (cost $90,419)		93,303
	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.000% dated 9/30/15, due 10/1/15, repurchase price $1,826, collateralized by U.S. Treasury Bond, 3.375%, due 5/15/44	$1,826	1,826
	Total Repurchase Agreement—1.9% (cost $1,826)		1,826
	Total Investments—100.1% (cost $92,245)		95,129
	Liabilities, plus cash and other assets—(0.1)%		(131)
	Net assets—100.0%		$94,998

ADR = American Depository Receipt

* Non-income producing securities

† = U.S. listed foreign security

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

International Leaders Fund

Portfolio of Investments, September 30, 2015 (all dollar amounts in thousands) (unaudited)

At September 30, 2015, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Financials	25.4%
Consumer Discretionary	22.1%
Information Technology	17.6%
Industrials	14.1%
Health Care	10.6%
Consumer Staples	6.5%
Energy	3.7%
Total	100.0%

At September 30, 2015, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Japanese Yen	20.1%
Euro	19.4%
British Pound Sterling	17.3%
U.S. Dollar	13.1%
Hong Kong Dollar	5.7%
Swiss Franc	5.6%
Canadian Dollar	3.9%
South African Rand	3.6%
Indian Rupee	2.7%
Swedish Krona	2.4%
Danish Krone	2.4%
Australian Dollar	2.1%
South Korean Won	1.7%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

International Equity Fund

Portfolio of Investments, September 30, 2015 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe—34.4%
	Belgium—2.9%
	Anheuser-Busch InBev N.V. (Beverages)	10,267	$1,089
	UCB S.A. (Pharmaceuticals)	9,933	775
			1,864
	Denmark—1.1%
	Novo Nordisk A/S Class “B” (Pharmaceuticals)	13,218	709
	France—7.8%
	AXA S.A. (Insurance)	28,920	699
	BNP Paribas S.A. (Banks)	17,208	1,009
	Cap Gemini S.A. (IT services)	9,314	829
	Essilor International S.A. (Health care equipment & supplies)	6,426	782
	Total S.A. (Oil, gas & consumable fuels)	15,345	689
	Veolia Environnement S.A. (Multi-utilities)	41,357	944
			4,952
	Germany—5.4%
	BASF SE (Chemicals)	7,665	585
	Bayerische Motoren Werke AG (Automobiles)	5,927	525
	Continental AG (Auto components)	4,044	859
	Fresenius SE & Co. KGaA (Health care providers & services)	11,248	754
	Infineon Technologies AG (Semiconductors & semiconductor equipment)	63,492	713
			3,436
	Ireland—1.0%
	Shire plc (Pharmaceuticals)	9,355	637
	Italy—1.3%
	Intesa Sanpaolo SpA (Banks)	233,116	822
	Netherlands—4.5%
*	NXP Semiconductor N.V. (Semiconductors & semiconductor equipment)†	6,991	609
*	Sensata Technologies Holding N.V. (Electrical equipment)†	17,113	759
	Unilever N.V. (Personal products)	36,639	1,469
			2,837
	Spain—1.4%
	Industria de Diseno Textil S.A. (Specialty retail)	25,686	859
	Sweden—2.4%
	Assa Abloy AB Class “B” (Building products)	40,870	732
	Atlas Copco AB Class “A” (Machinery)	33,920	815
			1,547
	Switzerland—6.6%
	Cie Financiere Richemont S.A. (Textiles, apparel & luxury goods)	10,182	791
	Nestle S.A. (Food products)	6,747	507
	Novartis AG (Pharmaceuticals)	14,633	1,343
	Roche Holding AG (Pharmaceuticals)	3,012	794

See accompanying Notes to Portfolio of Investments.

International Equity Fund

Portfolio of Investments, September 30, 2015 (all dollar amounts in thousands) (unaudited)

Issuer	Shares	Value
Common Stocks—(continued)
Europe—34.4%—(continued)
Switzerland—6.6%—(continued)
Syngenta AG (Chemicals)	2,392	$766
		4,201
United Kingdom—28.5%
Babcock International Group plc (Commercial services & supplies)	58,180	803
Bunzl plc (Trading companies & distributors)	18,797	503
Capita plc (Professional services)	46,877	850
Compass Group plc (Hotels, restaurants & leisure)	101,886	1,623
easyJet plc (Airlines)	45,712	1,229
Experian plc (Professional services)	56,461	904
InterContinental Hotels Group plc (Hotels, restaurants & leisure)	16,648	575
Legal & General Group plc (Insurance)	214,882	774
Lloyds Banking Group plc (Banks)	808,174	919
Next plc (Multiline retail)	4,493	517
Prudential plc (Insurance)	43,606	919
Reckitt Benckiser Group plc (Household products)	16,109	1,459
Regus plc (Commercial services & supplies)	151,678	703
RELX plc (Media)	50,937	872
Rio Tinto plc (Metals & mining)	19,466	651
Schroders plc (Capital markets)	16,807	713
Standard Life plc (Insurance)	71,110	417
Travis Perkins plc (Trading companies & distributors)	39,090	1,163
UBM plc (Media)	59,319	436
Wolseley plc (Trading companies & distributors)	19,107	1,115
WPP plc (Media)	44,934	933
		18,078
Japan—20.1%
Astellas Pharma, Inc. (Pharmaceuticals)	40,700	524
Daikin Industries, Ltd. (Building products)	6,818	379
FANUC Corporation (Machinery)	4,661	712
Fuji Heavy Industries, Ltd. (Automobiles)	23,372	834
Hoya Corporation (Health care equipment & supplies)	18,364	597
Industrial & Infrastructure Fund Investment Corporation (Real estate investment trusts (REITs))	118	513
Japan Exchange Group, Inc. (Diversified financial services)	46,422	672
Kao Corporation (Personal products)	19,389	873
Keyence Corporation (Electronic equipment, instruments & components)	1,305	579
Mitsubishi UFJ Financial Group, Inc. (Banks)	158,100	944
Nidec Corporation (Electrical equipment)	5,842	399
Nihon M&A Center, Inc. (Professional services)	10,870	471
Nippon Prologis REIT, Inc. (Real estate investment trusts (REITs))	420	760
Obic Co., Ltd. (IT services)	11,174	508
ORIX Corporation (Diversified financial services)	61,229	782
SCSK Corporation (IT services)	22,263	831
Seino Holdings Co., Ltd. (Road & rail)	35,383	367
Shimano, Inc. (Leisure products)	3,900	544
Shionogi & Co., Ltd. (Pharmaceuticals)	13,000	463
Sumitomo Mitsui Financial Group, Inc. (Banks)	18,900	711

See accompanying Notes to Portfolio of Investments.

International Equity Fund

Portfolio of Investments, September 30, 2015 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value
Common Stocks—(continued)
Japan—20.1%—(continued)
Suruga Bank, Ltd. (Banks)	18,394	$340
		12,803
Canada—10.4%
Alimentation Couche Tard, Inc. Class “B” (Food & staples retailing)	19,436	894
Brookfield Asset Management, Inc. Class “A” (Real estate management & development)†	36,143	1,136
Canadian National Railway Co. (Road & rail)†	15,538	882
Canadian Natural Resources, Ltd. (Oil, gas & consumable fuels)	41,089	800
CI Financial Corporation (Capital markets)	21,674	492
Enerplus Corporation (Oil, gas & consumable fuels)	58,733	286
Intact Financial Corporation (Insurance)	7,372	518
Suncor Energy, Inc. (Oil, gas & consumable fuels)	22,186	593
The Toronto-Dominion Bank (Banks)†	24,951	984
		6,585
Emerging Asia—2.5%
China—0.5%
China Everbright International, Ltd. (Commercial services & supplies)	214,765	302
India—1.3%
HDFC Bank, Ltd.—ADR (Banks)	13,178	805
Taiwan—0.7%
Largan Precision Co., Ltd. (Electronic equipment, instruments & components)	6,000	466
Asia—1.6%
Hong Kong—1.6%
AIA Group, Ltd. (Insurance)	194,386	1,005
Total Common Stocks—97.5% (cost $59,298)		61,908
Repurchase Agreement
Fixed Income Clearing Corporation, 0.000% dated 9/30/15, due 10/1/15, repurchase price $1,458, collateralized by U.S.Treasury Bond, 3.375%, due 5/15/44	$1,458	1,458
Total Repurchase Agreement—2.3% (cost $1,458)		1,458
Total Investments—99.8% (cost $60,756)		63,366
Cash and other assets, less liabilities—0.2%		103
Net assets—100.0%		$63,469

ADR = American Depository Receipt

* Non-income producing securities

† = U.S. listed foreign security

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

International Equity Fund

Portfolio of Investments, September 30, 2015 (all dollar amounts in thousands) (unaudited)

At September 30, 2015, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Financials	25.9%
Industrials	21.1%
Consumer Discretionary	15.1%
Health Care	11.9%
Consumer Staples	10.2%
Information Technology	7.3%
Energy	3.8%
Materials	3.2%
Utilities	1.5%
Total	100.0%

At September 30, 2015, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

British Pound Sterling	30.2%
Euro	21.6%
Japanese Yen	20.7%
U.S. Dollar	8.4%
Swiss Franc	6.8%
Canadian Dollar	5.8%
Swedish Krona	2.5%
Hong Kong Dollar	2.1%
Danish Krone	1.1%
All Other Currencies	0.8%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

Institutional International Equity Fund

Portfolio of Investments, September 30, 2015 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe—34.4%
	Belgium—2.9%
	Anheuser-Busch InBev N.V. (Beverages)	2,489	$264
	UCB S.A. (Pharmaceuticals)	2,408	188
			452
	Denmark—1.1%
	Novo Nordisk A/S Class “B” (Pharmaceuticals)	3,204	172
	France—7.8%
	AXA S.A. (Insurance)	7,010	169
	BNP Paribas S.A. (Banks)	4,171	244
	Cap Gemini S.A. (IT services)	2,258	201
	Essilor International S.A. (Health care equipment & supplies)	1,558	190
	Total S.A. (Oil, gas & consumable fuels)	3,720	167
	Veolia Environnement S.A. (Multi-utilities)	10,025	229
			1,200
	Germany—5.4%
	BASF SE (Chemicals)	1,858	142
	Bayerische Motoren Werke AG (Automobiles)	1,437	127
	Continental AG (Auto components)	980	208
	Fresenius SE & Co. KGaA (Health care providers & services)	2,726	183
	Infineon Technologies AG (Semiconductors & semiconductor equipment)	15,390	173
			833
	Ireland—1.0%
	Shire plc (Pharmaceuticals)	2,268	155
	Italy—1.3%
	Intesa Sanpaolo SpA (Banks)	56,505	199
	Netherlands—4.5%
*	NXP Semiconductor N.V. (Semiconductors & semiconductor equipment)†	1,695	148
*	Sensata Technologies Holding N.V. (Electrical equipment)†	4,148	184
	Unilever N.V. (Personal products)	8,882	356
			688
	Spain—1.4%
	Industria de Diseno Textil S.A. (Specialty retail)	6,226	208
	Sweden—2.4%
	Assa Abloy AB Class “B” (Building products)	9,907	177
	Atlas Copco AB Class “A” (Machinery)	8,222	198
			375
	Switzerland—6.6%
	Cie Financiere Richemont S.A. (Textiles, apparel & luxury goods)	2,468	192
	Nestle S.A. (Food products)	1,635	123
	Novartis AG (Pharmaceuticals)	3,547	325
	Roche Holding AG (Pharmaceuticals)	730	192

See accompanying Notes to Portfolio of Investments.

Institutional International Equity Fund

Portfolio of Investments, September 30, 2015 (all dollar amounts in thousands) (unaudited)

Issuer	Shares	Value
Common Stocks—(continued)
Europe—34.4%—(continued)
Switzerland—6.6%—(continued)
Syngenta AG (Chemicals)	580	$186
		1,018
United Kingdom—28.4%
Babcock International Group plc (Commercial services & supplies)	14,102	195
Bunzl plc (Trading companies & distributors)	4,556	122
Capita plc (Professional services)	11,363	206
Compass Group plc (Hotels, restaurants & leisure)	24,696	393
easyJet plc (Airlines)	11,080	298
Experian plc (Professional services)	13,686	219
InterContinental Hotels Group plc (Hotels, restaurants & leisure)	4,035	139
Legal & General Group plc (Insurance)	52,086	188
Lloyds Banking Group plc (Banks)	195,895	223
Next plc (Multiline retail)	1,089	125
Prudential plc (Insurance)	10,570	223
Reckitt Benckiser Group plc (Household products)	3,905	354
Regus plc (Commercial services & supplies)	36,765	170
RELX plc (Media)	12,347	211
Rio Tinto plc (Metals & mining)	4,718	158
Schroders plc (Capital markets)	4,074	173
Standard Life plc (Insurance)	17,236	101
Travis Perkins plc (Trading companies & distributors)	9,475	282
UBM plc (Media)	14,378	106
Wolseley plc (Trading companies & distributors)	4,631	270
WPP plc (Media)	10,892	226
		4,382
Japan—20.0%
Astellas Pharma, Inc. (Pharmaceuticals)	9,838	127
Daikin Industries, Ltd. (Building products)	1,606	89
FANUC Corporation (Machinery)	1,100	168
Fuji Heavy Industries, Ltd. (Automobiles)	5,700	203
Hoya Corporation (Health care equipment & supplies)	4,500	146
Industrial & Infrastructure Fund Investment Corporation (Real estate investment trusts (REITs))	29	126
Japan Exchange Group, Inc. (Diversified financial services)	11,200	162
Kao Corporation (Personal products)	4,700	212
Keyence Corporation (Electronic equipment, instruments & components)	300	133
Mitsubishi UFJ Financial Group, Inc. (Banks)	38,300	229
Nidec Corporation (Electrical equipment)	1,387	95
Nihon M&A Center, Inc. (Professional services)	2,600	113
Nippon Prologis REIT, Inc. (Real estate investment trusts (REITs))	102	185
Obic Co., Ltd. (IT services)	2,700	123
ORIX Corporation (Diversified financial services)	14,812	189
SCSK Corporation (IT services)	5,383	201
Seino Holdings Co., Ltd. (Road & rail)	8,826	91
Shimano, Inc. (Leisure products)	900	125
Shionogi & Co., Ltd. (Pharmaceuticals)	3,000	107
Sumitomo Mitsui Financial Group, Inc. (Banks)	4,600	173

See accompanying Notes to Portfolio of Investments.

Institutional International Equity Fund

Portfolio of Investments, September 30, 2015 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value
Common Stocks—(continued)
Japan—20.0%—(continued)
Suruga Bank, Ltd. (Banks)	4,268	$79
		3,076
Canada—10.4%
Alimentation Couche Tard, Inc. Class “B” (Food & staples retailing)	4,711	217
Brookfield Asset Management, Inc. Class “A” (Real estate management & development)†	8,761	276
Canadian National Railway Co. (Road & rail)†	3,766	214
Canadian Natural Resources, Ltd. (Oil, gas & consumable fuels)	9,960	194
CI Financial Corporation (Capital markets)	5,254	119
Enerplus Corporation (Oil, gas & consumable fuels)	14,236	69
Intact Financial Corporation (Insurance)	1,787	126
Suncor Energy, Inc. (Oil, gas & consumable fuels)	5,400	144
The Toronto-Dominion Bank (Banks)†	6,048	238
		1,597
Emerging Asia—2.2%
China—0.5%
China Everbright International, Ltd. (Commercial services & supplies)	52,037	73
India—1.2%
HDFC Bank, Ltd.—ADR (Banks)	3,194	195
Taiwan—0.5%
Largan Precision Co., Ltd. (Electronic equipment, instruments & components)	1,000	78
Asia—1.6%
Hong Kong—1.6%
AIA Group, Ltd. (Insurance)	47,071	243
Total Common Stocks—97.0% (cost $14,768)		14,944
Repurchase Agreement
Fixed Income Clearing Corporation, 0.000% dated 9/30/15, due 10/1/15, repurchase price $462, collateralized by U.S. Treasury Bond, 3.375%, due 5/15/44	$462	462
Total Repurchase Agreement—3.0% (cost $462)		462
Total Investments—100.0% (cost $15,230)		15,406
Cash and other assets, less liabilities—0.0%		—
Net assets—100.0%		$15,406

ADR = American Depository Receipt

* Non-income producing securities

† = U.S. listed foreign security

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

Institutional International Equity Fund

Portfolio of Investments, September 30, 2015 (all dollar amounts in thousands) (unaudited)

At September 30, 2015, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Financials	25.9%
Industrials	21.2%
Consumer Discretionary	15.2%
Health Care	11.9%
Consumer Staples	10.2%
Information Technology	7.1%
Energy	3.8%
Materials	3.2%
Utilities	1.5%
Total	100.0%

At September 30, 2015, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

British Pound Sterling	30.4%
Euro	21.7%
Japanese Yen	20.6%
U.S. Dollar	8.4%
Swiss Franc	6.8%
Canadian Dollar	5.8%
Swedish Krona	2.5%
Hong Kong Dollar	2.1%
Danish Krone	1.2%
All Other Currencies	0.5%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, September 30, 2015 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe, Mid-East—39.3%
	Belgium—1.2%
	KBC Groep N.V. (Banks)	499,801	$31,481
*	Telenet Group Holding N.V. (Media)	197,713	11,327
			42,808
	Denmark—2.1%
	Novo Nordisk A/S Class “B” (Pharmaceuticals)	590,436	31,673
	Novozymes A/S Class “B” (Chemicals)	409,811	17,854
	Pandora A/S (Textiles, apparel & luxury goods)	204,591	23,868
			73,395
	Finland—1.8%
	Elisa Oyj (Diversified telecommunication services)	201,442	6,802
	Kone Oyj Class “B” (Machinery)	445,191	16,914
	Sampo Oyj Class “A” (Insurance)	873,964	42,266
			65,982
	France—8.0%
	AXA S.A. (Insurance)	2,115,318	51,138
	Cap Gemini S.A. (IT services)	408,751	36,365
	Christian Dior SE (Textiles, apparel & luxury goods)	96,759	18,061
	Essilor International S.A. (Health care equipment & supplies)	209,506	25,494
	Hermes International (Textiles, apparel & luxury goods)	32,307	11,732
	Publicis Groupe S.A. (Media)	196,246	13,372
	Safran S.A. (Aerospace & defense)	318,981	23,988
	Total S.A. (Oil, gas & consumable fuels)	718,068	32,255
	Unibail-Rodamco SE (Real estate investment trusts (REITs))	101,018	26,109
	Valeo S.A. (Auto components)	182,953	24,685
	Veolia Environnement S.A. (Multi-utilities)	1,135,984	25,933
			289,132
	Germany—5.7%
	BASF SE (Chemicals)	192,052	14,661
	Bayer AG (Pharmaceuticals)	102,534	13,113
	Bayerische Motoren Werke AG (Automobiles)	237,266	21,003
	Brenntag AG (Trading companies & distributors)	296,646	15,965
	Continental AG (Auto components)	185,548	39,414
	Deutsche Wohnen AG (Real estate management & development)	292,695	7,812
*	Dialog Semiconductor plc (Semiconductors & semiconductor equipment)	120,508	4,816
	Fielmann AG (Specialty retail)	84,461	5,776
	ProSiebenSat.1 Media SE (Media)	893,818	43,785
	TUI AG (Hotels, restaurants & leisure)	839,980	15,346
	Vonovia SE (Real estate management & development)	262,671	8,437
	Wirecard AG (IT services)	126,279	6,026
*	Zalando SE—144A (Internet & catalog retail)	225,456	7,457
			203,611
	Ireland—2.2%
*	ICON plc (Life sciences tools & services)†	195,762	13,893
	Kingspan Group plc (Building products)	306,641	7,382

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, September 30, 2015 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe, Mid-East—39.3%—(continued)
	Ireland—2.2%—(continued)
	Shire plc (Pharmaceuticals)	573,291	$39,061
	Smurfit Kappa Group plc (Containers & packaging)	755,431	20,259
			80,595
	Israel—2.0%
*	Check Point Software Technologies, Ltd. (Software)†	409,535	32,489
	Teva Pharmaceutical Industries, Ltd.—ADR (Pharmaceuticals)	716,760	40,468
			72,957
	Italy—2.4%
	Azimut Holding SpA (Capital markets)	318,985	6,837
	Banca Generali SpA (Capital markets)	477,637	13,455
	Intesa Sanpaolo SpA (Banks)	16,831,739	59,357
*	Yoox SpA (Internet & catalog retail)	186,412	5,603
			85,252
	Luxembourg—0.3%
	Eurofins Scientific SE (Life sciences tools & services)	30,743	9,437

	Netherlands—1.5%
*	NXP Semiconductor N.V. (Semiconductors & semiconductor equipment)†	297,049	25,864
	Royal Dutch Shell plc Class “A” (Oil, gas & consumable fuels)	1,238,976	29,329
			55,193
	Norway—0.6%
	Gjensidige Forsikring ASA (Insurance)	317,614	4,276
	Telenor ASA (Diversified telecommunication services)	910,681	16,998
			21,274
	Portugal—0.3%
	Jeronimo Martins SGPS S.A. (Food & staples retailing)	828,449	11,150

	Spain—2.4%
	Amadeus IT Holding S.A. Class “A” (IT services)	508,814	21,733
	Banco Bilbao Vizcaya Argentaria S.A. (Banks)	1,873,951	15,872
	Bankinter S.A. (Banks)	2,243,616	16,476
*	Distribuidora Internacional de Alimentacion S.A. (Food & staples retailing)	1,391,804	8,403
	Industria de Diseno Textil S.A. (Specialty retail)	469,631	15,706
	Mapfre S.A. (Insurance)	1,272,072	3,319
	Viscofan S.A. (Food products)	87,538	5,270
			86,779
	Sweden—2.2%
	Assa Abloy AB Class “B” (Building products)	1,339,275	23,986
	Atlas Copco AB Class “A” (Machinery)	1,041,284	25,018
	Hexagon AB Class “B” (Electronic equipment, instruments & components)	278,378	8,491
	Hexpol AB (Chemicals)	589,687	6,587
	Intrum Justitia AB (Commercial services & supplies)	183,379	6,338

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, September 30, 2015 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe, Mid-East—39.3%—(continued)
	Sweden—2.2%—(continued)
	Swedbank AB Class “A” (Banks)	458,640	$10,132
			80,552
	Switzerland—6.6%
*	Actelion, Ltd. (Biotechnology)	199,168	25,279
	Cie Financiere Richemont S.A. (Textiles, apparel & luxury goods)	161,431	12,539
*	Clariant AG (Chemicals)	925,014	15,575
	Geberit AG (Building products)	47,721	14,577
*	Lonza Group AG (Life sciences tools & services)	142,238	18,652
*	Luxoft Holding, Inc. (IT services)†	80,124	5,071
	Nestle S.A. (Food products)	573,246	43,084
	Novartis AG (Pharmaceuticals)	657,123	60,278
	Partners Group Holding AG (Capital markets)	86,600	29,345
	Syngenta AG (Chemicals)	38,448	12,312
			236,712
	Japan—20.7%
	Alps Electric Co., Ltd. (Electronic equipment, instruments & components)	306,400	8,569
	Asahi Group Holdings, Ltd. (Beverages)	369,400	11,917
	Asahi Kasei Corporation (Chemicals)	3,362,000	23,541
	Astellas Pharma, Inc. (Pharmaceuticals)	2,242,000	28,874
	Casio Computer Co., Ltd. (Household durables)	600,200	10,832
	Daicel Corporation (Chemicals)	898,100	10,945
	Daikin Industries, Ltd. (Building products)	288,800	16,072
	Daiwa House Industry Co., Ltd. (Real estate management & development)	702,500	17,260
	FANUC Corporation (Machinery)	114,200	17,435
	Fuji Electric Co., Ltd. (Electrical equipment)	1,244,000	4,480
	Fuji Heavy Industries, Ltd. (Automobiles)	1,506,500	53,785
	Haseko Corporation (Household durables)	377,600	4,249
	Hitachi Capital Corporation (Consumer finance)	50,200	1,216
	Hoya Corporation (Health care equipment & supplies)	1,022,500	33,267
	IT Holdings Corporation (IT services)	243,000	5,475
	Japan Tobacco, Inc. (Tobacco)	682,300	21,015
	Kao Corporation (Personal products)	400,700	18,047
	KDDI Corporation (Wireless telecommunication services)	1,174,300	26,107
	Keyence Corporation (Electronic equipment, instruments & components)	51,200	22,705
	M3, Inc. (Health care technology)	384,600	7,589
	Makita Corporation (Machinery)	166,100	8,764
	MEIJI Holdings Co., Ltd. (Food products)	241,400	17,587
	Mitsubishi UFJ Financial Group, Inc. (Banks)	4,362,900	26,054
	Murata Manufacturing Co., Ltd. (Electronic equipment, instruments & components)	204,400	26,188
	Nidec Corporation (Electrical equipment)	241,400	16,472
	Nissan Chemical Industries, Ltd. (Chemicals)	283,000	6,178
	Nitori Holdings Co., Ltd. (Specialty retail)	68,700	5,355
	Nomura Research Institute, Ltd. (IT services)	500,610	19,091
	Omron Corporation (Electronic equipment, instruments & components)	271,500	8,113
	ORIX Corporation (Diversified financial services)	3,984,200	50,880
	Pola Orbis Holdings, Inc. (Personal products)	126,300	7,791
	Rakuten, Inc. (Internet & catalog retail)	1,296,400	16,469
	SCSK Corporation (IT services)	200,900	7,494

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, September 30, 2015 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Japan—20.7%—(continued)
	Secom Co., Ltd. (Commercial services & supplies)	143,900	$8,599
	Shionogi & Co., Ltd. (Pharmaceuticals)	484,000	17,248
	Sumitomo Mitsui Financial Group, Inc. (Banks)	1,230,500	46,280
	Sumitomo Realty & Development Co., Ltd. (Real estate management & development)	572,000	18,076
	Suruga Bank, Ltd. (Banks)	882,000	16,292
	Sysmex Corporation (Health care equipment & supplies)	115,700	6,057
	Tadano, Ltd. (Machinery)	622,000	6,849
	Temp Holdings Co., Ltd. (Professional services)	237,400	10,765
	Tokio Marine Holdings, Inc. (Insurance)	601,400	22,268
	Trend Micro, Inc. (Software)	525,500	18,464
	Tsuruha Holdings, Inc. (Food & staples retailing)	187,600	16,091
			746,805
	United Kingdom—16.7%
	ARM Holdings plc (Semiconductors & semiconductor equipment)	434,355	6,226
	Babcock International Group plc (Commercial services & supplies)	447,340	6,175
	Berkeley Group Holdings plc (Household durables)	306,724	15,498
	BT Group plc (Diversified telecommunication services)	6,137,613	38,959
	Bunzl plc (Trading companies & distributors)	634,195	16,981
	Capita plc (Professional services)	849,707	15,399
	Compass Group plc (Hotels, restaurants & leisure)	1,729,694	27,553
	Derwent London plc (Real estate investment trusts (REITs))	182,799	10,063
	easyJet plc (Airlines)	1,433,466	38,534
	Halma plc (Electronic equipment, instruments & components)	560,631	6,119
	Hikma Pharmaceuticals plc (Pharmaceuticals)	187,871	6,480
	Hiscox, Ltd. (Insurance)	579,248	8,254
	Inchcape plc (Distributors)	464,703	5,054
	InterContinental Hotels Group plc (Hotels, restaurants & leisure)	421,710	14,571
	ITV plc (Media)	13,029,345	48,487
*	Just Eat plc (Internet software & services)	898,783	5,580
	Merlin Entertainments plc—144A (Hotels, restaurants & leisure)	1,766,870	9,932
	Next plc (Multiline retail)	304,599	35,066
	Provident Financial plc (Consumer finance)	328,194	15,589
	Prudential plc (Insurance)	1,945,263	41,006
	Reckitt Benckiser Group plc (Household products)	439,981	39,848
	RELX plc (Media)	1,313,884	22,499
	Schroders plc (Capital markets)	229,914	9,756
	SSE plc (Electric utilities)	628,185	14,216
	Taylor Wimpey plc (Household durables)	3,707,289	10,964
	The Sage Group plc (Software)	1,109,476	8,382
	UBM plc (Media)	708,608	5,205
	Unilever plc (Personal products)	1,157,078	47,015
	Whitbread plc (Hotels, restaurants & leisure)	255,679	18,055
	Wolseley plc (Trading companies & distributors)	489,093	28,544
	WPP plc (Media)	1,310,150	27,212
			603,222
	Emerging Asia—6.5%
	China—1.9%
	China Overseas Land & Investment, Ltd. (Real estate management & development)	7,136,000	21,592

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, September 30, 2015 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—6.5%—(continued)
	China—1.9%—(continued)
	NetEase, Inc.—ADR (Internet software & services)	100,990	$12,131
	Ping An Insurance Group Co. of China, Ltd. Class “H” (Insurance)	2,294,000	11,366
	Tencent Holdings, Ltd. (Internet software & services)	1,437,600	24,022
			69,111
	India—1.8%
	Adani Ports & Special Economic Zone, Ltd. (Transportation infrastructure)	1,258,561	5,733
	Axis Bank, Ltd. (Banks)	1,801,026	13,659
	HDFC Bank, Ltd. (Banks)	981,310	15,993
	Hindustan Unilever, Ltd. (Household products)	611,886	7,611
	Housing Development Finance Corporation, Ltd. (Thrifts & mortgage finance)	585,787	10,816
	Maruti Suzuki India, Ltd. (Automobiles)	158,558	11,281
			65,093
	South Korea—1.2%
	Amorepacific Corporation (Personal products)	19,291	6,266
	Samsung Electronics Co., Ltd. (Technology hardware, storage & peripherals)	26,712	25,556
	SK Hynix, Inc. (Semiconductors & semiconductor equipment)	373,750	10,579
			42,401
	Taiwan—1.6%
	CTBC Financial Holding Co., Ltd. (Banks)	8,043,942	4,141
	Fubon Financial Holding Co., Ltd. (Diversified financial services)	8,428,000	13,130
	Largan Precision Co., Ltd. (Electronic equipment, instruments & components)	104,000	8,086
	Taiwan Semiconductor Manufacturing Co., Ltd.—ADR (Semiconductors & semiconductor equipment)	1,533,614	31,822
			57,179
	Canada—6.1%
	Alimentation Couche Tard, Inc. Class “B” (Food & staples retailing)	585,210	26,912
	Brookfield Asset Management, Inc. Class “A” (Real estate management & development)†	828,806	26,058
	Canadian National Railway Co. (Road & rail)†	190,979	10,840
	Canadian Natural Resources, Ltd. (Oil, gas & consumable fuels)	1,026,926	20,000
	CI Financial Corporation (Capital markets)	530,340	12,041
	Constellation Software, Inc. (Software)	16,258	6,814
	Dollarama, Inc. (Multiline retail)	288,600	19,492
	Enbridge, Inc. (Oil, gas & consumable fuels)	799,446	29,683
	Intact Financial Corporation (Insurance)	168,161	11,810
	Suncor Energy, Inc. (Oil, gas & consumable fuels)	957,000	25,594
	The Toronto-Dominion Bank (Banks)	648,170	25,548
*	Valeant Pharmaceuticals International, Inc. (Pharmaceuticals)†	32,429	5,785
			220,577
	Asia—4.5%
	Australia—2.0%
	Australia & New Zealand Banking Group, Ltd. (Banks)	724,684	13,774
	Lend Lease Group (Real estate management & development)	630,759	5,556

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, September 30, 2015 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Asia—4.5%—(continued)
	Australia—2.0%—(continued)
	Macquarie Group, Ltd. (Capital markets)	530,118	$28,524
	REA Group, Ltd. (Media)	249,370	7,758
	Telstra Corporation, Ltd. (Diversified telecommunication services)	4,213,084	16,590
			72,202
	Hong Kong—1.9%
	AIA Group, Ltd. (Insurance)	9,978,800	51,567
*	China High Precision Automation Group, Ltd. (Electronic equipment, instruments & components)**§	6,597,000	17
	Techtronic Industries Co., Ltd. (Household durables)	4,584,000	16,887
			68,471
	Singapore—0.6%
	DBS Group Holdings, Ltd. (Banks)	1,898,600	21,627
	Emerging Europe, Mid-East, Africa—2.7%
	South Africa—2.4%
	Bidvest Group, Ltd. (Industrial conglomerates)	351,998	8,286
	FirstRand, Ltd. (Diversified financial services)	4,303,394	15,262
	MTN Group, Ltd. (Wireless telecommunication services)	1,124,328	14,441
	Naspers, Ltd. (Media)	146,785	18,330
	Sanlam, Ltd. (Insurance)	859,157	3,707
	Steinhoff International Holdings, Ltd. (Household durables)	4,149,002	25,419
			85,445
	United Arab Emirates—0.3%
	Dubai Islamic Bank PJSC (Banks)	3,270,355	5,966
	First Gulf Bank PJSC (Banks)	1,319,925	5,013
			10,979
	Emerging Latin America—1.3%
	Brazil—0.9%
	AMBEV S.A.—ADR (Beverages)	4,669,445	22,880
	BB Seguridade Participacoes S.A. (Insurance)	1,447,500	9,059
			31,939
	Mexico—0.4%
	Arca Continental S.A.B. de C.V. (Beverages)	1,087,208	6,123
	Fomento Economico Mexicano S.A.B. de C.V.—ADR (Beverages)	84,218	7,516
			13,639
	Total Common Stocks—97.8% (cost $3,410,253)		3,523,519
	Affiliated Fund
	China—0.3%
	William Blair China A-Share Fund, LLC§	646,208	10,180

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, September 30, 2015 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
Affiliated Fund—(continued)
Total Affiliated Fund—0.3% (cost $6,462)		$10,180
Repurchase Agreement
Fixed Income Clearing Corporation, 0.000% dated 9/30/2015, due 10/1/2015, repurchase price $72,543, collateralized by U.S. Treasury Bond, 3.375%, due 5/15/44	$72,543	72,543
Total Repurchase Agreement—2.0% (cost $72,543)		72,543
Total Investments—100.1% (cost $3,489,258)		3,606,242
Liabilities, plus cash and other assets—(0.1)%		(5,372)
Net assets—100.0%		$3,600,870

ADR = American Depository Receipt

* Non-income producing securities

† = U.S. listed foreign security

** = Fair valued pursuant to Valuation Procedures adopted by the Board of Trustees. This holding represents 0.00% of the Fund’s net assets at September 30, 2015.

§ = Deemed illiquid pursuant to Liquidity Procedures approved by the Board of Trustees. These holdings represent 0.28% of the net assets at September 30, 2015.

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

As of September 30, 2015, the Fund invested in William Blair China A-Share Fund, LLC, an affiliated fund. There are no unfunded commitments to the affiliated fund and the Fund may redeem its investment weekly.

	Share Activity				Period Ended September 30, 2015 (in thousands)

Change in net
unrealized
	Balance			Balance		Dividend	Net realized	appreciation
Security Name	12/31/2014	Purchases	Sales	09/30/2015	Value	Income	gain (loss)	(depreciation)
William Blair China A-Share Fund, LLC	2,202,200	—	1,129,345	646,208	$10,180	$—	$15,345	$(7,359)

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, September 30, 2015 (all dollar amounts in thousands) (unaudited)

At September 30, 2015, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Financials	26.6%
Consumer Discretionary	19.9%
Information Technology	11.4%
Health Care	10.8%
Industrials	10.1%
Consumer Staples	9.2%
Energy	3.9%
Materials	3.6%
Telecommunication Services	3.4%
Utilities	1.1%
Total	100.0%

At September 30, 2015, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Euro	24.1%
Japanese Yen	21.1%
British Pound Sterling	18.2%
U.S. Dollar	6.9%
Swiss Franc	6.6%
Canadian Dollar	5.0%
Hong Kong Dollar	3.6%
South African Rand	2.4%
Swedish Krona	2.3%
Danish Krone	2.1%
Australian Dollar	2.0%
Indian Rupee	1.8%
South Korean Won	1.2%
All Other Currencies	2.7%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, September 30, 2015 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe, Mid-East—38.9%
	Belgium—1.2%
	KBC Groep N.V. (Banks)	311,548	$19,624
*	Telenet Group Holding N.V. (Media)	123,429	7,071
			26,695
	Denmark—2.0%
	Novo Nordisk A/S Class “B” (Pharmaceuticals)	368,598	19,773
	Novozymes A/S Class “B” (Chemicals)	255,838	11,146
	Pandora A/S (Textiles, apparel & luxury goods)	127,531	14,878
			45,797
	Finland—1.8%
	Elisa Oyj (Diversified telecommunication services)	128,221	4,329
	Kone Oyj Class “B” (Machinery)	277,925	10,559
	Sampo Oyj Class “A” (Insurance)	545,600	26,386
			41,274
	France—7.9%
	AXA S.A. (Insurance)	1,320,555	31,924
	Cap Gemini S.A. (IT services)	255,176	22,702
	Christian Dior SE (Textiles, apparel & luxury goods)	60,405	11,275
	Essilor International S.A. (Health care equipment & supplies)	130,791	15,915
	Hermes International (Textiles, apparel & luxury goods)	20,169	7,325
	Publicis Groupe S.A. (Media)	122,513	8,348
	Safran S.A. (Aerospace & defense)	198,200	14,905
	Total S.A. (Oil, gas & consumable fuels)	448,277	20,136
	Unibail-Rodamco SE (Real estate investment trusts (REITs))	63,064	16,299
	Valeo S.A. (Auto components)	114,214	15,411
	Veolia Environnement S.A. (Multi-utilities)	706,422	16,127
			180,367
	Germany—5.6%
	BASF SE (Chemicals)	119,895	9,153
	Bayer AG (Pharmaceuticals)	64,010	8,186
	Bayerische Motoren Werke AG (Automobiles)	147,812	13,084
	Brenntag AG (Trading companies & distributors)	185,191	9,967
	Continental AG (Auto components)	115,661	24,569
	Deutsche Wohnen AG (Real estate management & development)	186,305	4,972
*	Dialog Semiconductor plc (Semiconductors & semiconductor equipment)	76,705	3,066
	Fielmann AG (Specialty retail)	53,761	3,676
	ProSiebenSat.1 Media SE (Media)	555,032	27,189
	TUI AG (Hotels, restaurants & leisure)	525,958	9,609
	Vonovia SE (Real estate management & development)	167,194	5,370
	Wirecard AG (IT services)	80,379	3,836
*	Zalando SE—144A (Internet & catalog retail)	143,506	4,747
			127,424
	Ireland—2.2%
*	ICON plc (Life sciences tools & services)†	122,211	8,673
	Kingspan Group plc (Building products)	195,182	4,699

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, September 30, 2015 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe, Mid-East—38.9%—(continued)
	Ireland—2.2%—(continued)
	Shire plc (Pharmaceuticals)	357,895	$24,385
	Smurfit Kappa Group plc (Containers & packaging)	471,602	12,647
			50,404
	Israel—2.0%
*	Check Point Software Technologies, Ltd. (Software)†	255,665	20,282
	Teva Pharmaceutical Industries, Ltd.—ADR (Pharmaceuticals)	447,460	25,264
			45,546
	Italy—2.4%
	Azimut Holding SpA (Capital markets)	203,039	4,351
	Banca Generali SpA (Capital markets)	298,180	8,400
	Intesa Sanpaolo SpA (Banks)	10,507,751	37,056
*	Yoox SpA (Internet & catalog retail)	118,654	3,566
			53,373
	Luxembourg—0.3%
	Eurofins Scientific SE (Life sciences tools & services)	19,192	5,891
	Netherlands—1.5%
*	NXP Semiconductor N.V. (Semiconductors & semiconductor equipment)†	185,442	16,146
	Royal Dutch Shell plc Class “A” (Oil, gas & consumable fuels)	773,470	18,310
			34,456
	Norway—0.6%
	Gjensidige Forsikring ASA (Insurance)	202,166	2,721
	Telenor ASA (Diversified telecommunication services)	568,522	10,612
			13,333
	Portugal—0.3%
	Jeronimo Martins SGPS S.A. (Food & staples retailing)	517,305	6,962
	Spain—2.4%
	Amadeus IT Holding S.A. Class “A” (IT services)	316,887	13,535
	Banco Bilbao Vizcaya Argentaria S.A. (Banks)	1,168,116	9,894
	Bankinter S.A. (Banks)	1,400,649	10,286
*	Distribuidora Internacional de Alimentacion S.A. (Food & staples retailing)	885,904	5,348
	Industria de Diseno Textil S.A. (Specialty retail)	291,835	9,760
	Mapfre S.A. (Insurance)	801,009	2,090
	Viscofan S.A. (Food products)	55,719	3,355
			54,268
	Sweden—2.2%
	Assa Abloy AB Class “B” (Building products)	836,085	14,974
	Atlas Copco AB Class “A” (Machinery)	650,055	15,618
	Hexagon AB Class “B” (Electronic equipment, instruments & components)	177,192	5,405
	Hexpol AB (Chemicals)	375,344	4,193
	Intrum Justitia AB (Commercial services & supplies)	116,723	4,034

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, September 30, 2015 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe, Mid-East—38.9%—(continued)
	Sweden—2.2%—(continued)
	Swedbank AB Class “A” (Banks)	285,890	$6,316
			50,540
	Switzerland—6.5%
*	Actelion, Ltd. (Biotechnology)	124,337	15,781
	Cie Financiere Richemont S.A. (Textiles, apparel & luxury goods)	100,778	7,828
*	Clariant AG (Chemicals)	577,469	9,723
	Geberit AG (Building products)	29,792	9,100
*	Lonza Group AG (Life sciences tools & services)	88,804	11,645
*	Luxoft Holding, Inc. (IT services)†	51,001	3,228
	Nestle S.A. (Food products)	356,322	26,781
	Novartis AG (Pharmaceuticals)	410,230	37,630
	Partners Group Holding AG (Capital markets)	54,063	18,320
	Syngenta AG (Chemicals)	24,267	7,771
			147,807
	Japan—20.5%
	Alps Electric Co., Ltd. (Electronic equipment, instruments & components)	194,600	5,442
	Asahi Group Holdings, Ltd. (Beverages)	230,600	7,439
	Asahi Kasei Corporation (Chemicals)	2,095,000	14,669
	Astellas Pharma, Inc. (Pharmaceuticals)	1,399,600	18,025
	Casio Computer Co., Ltd. (Household durables)	374,700	6,762
	Daicel Corporation (Chemicals)	560,700	6,833
	Daikin Industries, Ltd. (Building products)	179,600	9,995
	Daiwa House Industry Co., Ltd. (Real estate management & development)	438,700	10,779
	FANUC Corporation (Machinery)	71,300	10,885
	Fuji Electric Co., Ltd. (Electrical equipment)	792,000	2,852
	Fuji Heavy Industries, Ltd. (Automobiles)	940,500	33,578
	Haseko Corporation (Household durables)	234,400	2,638
	Hitachi Capital Corporation (Consumer finance)	31,200	756
	Hoya Corporation (Health care equipment & supplies)	637,500	20,741
	IT Holdings Corporation (IT services)	154,700	3,486
	Japan Tobacco, Inc. (Tobacco)	426,000	13,121
	Kao Corporation (Personal products)	249,700	11,246
	KDDI Corporation (Wireless telecommunication services)	732,400	16,282
	Keyence Corporation (Electronic equipment, instruments & components)	32,000	14,191
	M3, Inc. (Health care technology)	244,800	4,830
	Makita Corporation (Machinery)	103,700	5,472
	MEIJI Holdings Co., Ltd. (Food products)	150,600	10,972
	Mitsubishi UFJ Financial Group, Inc. (Banks)	2,723,700	16,265
	Murata Manufacturing Co., Ltd. (Electronic equipment, instruments & components)	127,600	16,348
	Nidec Corporation (Electrical equipment)	150,700	10,283
	Nissan Chemical Industries, Ltd. (Chemicals)	180,100	3,932
	Nitori Holdings Co., Ltd. (Specialty retail)	43,600	3,398
	Nomura Research Institute, Ltd. (IT services)	312,510	11,918
	Omron Corporation (Electronic equipment, instruments & components)	169,500	5,065
	ORIX Corporation (Diversified financial services)	2,487,200	31,763
	Pola Orbis Holdings, Inc. (Personal products)	79,400	4,898
	Rakuten, Inc. (Internet & catalog retail)	809,300	10,281
	SCSK Corporation (IT services)	127,900	4,771

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, September 30, 2015 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Japan—20.5%—(continued)
	Secom Co., Ltd. (Commercial services & supplies)	91,600	$5,474
	Shionogi & Co., Ltd. (Pharmaceuticals)	301,000	10,726
	Sumitomo Mitsui Financial Group, Inc. (Banks)	768,200	28,893
	Sumitomo Realty & Development Co., Ltd. (Real estate management & development)	355,000	11,218
	Suruga Bank, Ltd. (Banks)	551,000	10,178
	Sysmex Corporation (Health care equipment & supplies)	73,400	3,842
	Tadano, Ltd. (Machinery)	396,000	4,361
	Temp Holdings Co., Ltd. (Professional services)	151,000	6,847
	Tokio Marine Holdings, Inc. (Insurance)	375,500	13,904
	Trend Micro, Inc. (Software)	328,400	11,539
	Tsuruha Holdings, Inc. (Food & staples retailing)	116,600	10,001
			466,899
	United Kingdom—16.6%
	ARM Holdings plc (Semiconductors & semiconductor equipment)	276,474	3,963
	Babcock International Group plc (Commercial services & supplies)	284,738	3,930
	Berkeley Group Holdings plc (Household durables)	191,195	9,660
	BT Group plc (Diversified telecommunication services)	3,831,601	24,321
	Bunzl plc (Trading companies & distributors)	395,916	10,601
	Capita plc (Professional services)	530,457	9,613
	Compass Group plc (Hotels, restaurants & leisure)	1,079,817	17,201
	Derwent London plc (Real estate investment trusts (REITs))	114,118	6,282
	easyJet plc (Airlines)	894,887	24,056
	Halma plc (Electronic equipment, instruments & components)	356,850	3,895
	Hikma Pharmaceuticals plc (Pharmaceuticals)	119,582	4,124
	Hiscox, Ltd. (Insurance)	361,638	5,153
	Inchcape plc (Distributors)	295,199	3,211
	InterContinental Hotels Group plc (Hotels, restaurants & leisure)	263,266	9,096
	ITV plc (Media)	8,133,985	30,270
*	Just Eat plc (Internet software & services)	572,089	3,552
	Merlin Entertainments plc—144A (Hotels, restaurants & leisure)	1,103,025	6,201
	Next plc (Multiline retail)	190,156	21,891
	Provident Financial plc (Consumer finance)	204,885	9,732
	Prudential plc (Insurance)	1,212,460	25,559
	Reckitt Benckiser Group plc (Household products)	274,672	24,877
	RELX plc (Media)	820,234	14,046
	Schroders plc (Capital markets)	143,531	6,090
	SSE plc (Electric utilities)	392,164	8,875
	Taylor Wimpey plc (Household durables)	2,314,394	6,845
	The Sage Group plc (Software)	706,198	5,335
	UBM plc (Media)	451,040	3,313
	Unilever plc (Personal products)	722,343	29,351
	Whitbread plc (Hotels, restaurants & leisure)	159,376	11,254
	Wolseley plc (Trading companies & distributors)	303,711	17,725
	WPP plc (Media)	817,903	16,988
			377,010
	Emerging Asia—6.4%
	China—1.9%
	China Overseas Land & Investment, Ltd. (Real estate management & development)	4,450,000	13,465

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, September 30, 2015 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—6.4%—(continued)
	China—1.9%—(continued)
	NetEase, Inc.—ADR (Internet software & services)	63,046	$7,573
	Ping An Insurance Group Co. of China, Ltd. Class “H” (Insurance)	1,430,000	7,085
	Tencent Holdings, Ltd. (Internet software & services)	896,100	14,974
			43,097
	India—1.8%
	Adani Ports & Special Economic Zone, Ltd. (Transportation infrastructure)	801,093	3,649
	Axis Bank, Ltd. (Banks)	1,124,348	8,527
	HDFC Bank, Ltd. (Banks)	612,614	9,985
	Hindustan Unilever, Ltd. (Household products)	381,416	4,744
	Housing Development Finance Corporation, Ltd. (Thrifts & mortgage finance)	365,696	6,752
	Maruti Suzuki India, Ltd. (Automobiles)	98,985	7,042
			40,699
	South Korea—1.1%
	Amorepacific Corporation (Personal products)	12,279	3,988
	Samsung Electronics Co., Ltd. (Technology hardware, storage & peripherals)	16,587	15,869
	SK Hynix, Inc. (Semiconductors & semiconductor equipment)	233,330	6,605
			26,462
	Taiwan—1.6%
	CTBC Financial Holding Co., Ltd. (Banks)	5,021,984	2,585
	Fubon Financial Holding Co., Ltd. (Diversified financial services)	5,262,000	8,198
	Largan Precision Co., Ltd. (Electronic equipment, instruments & components)	66,000	5,131
	Taiwan Semiconductor Manufacturing Co., Ltd.—ADR (Semiconductors & semiconductor equipment)	952,325	19,761
			35,675
	Canada—6.1%
	Alimentation Couche Tard, Inc. Class “B” (Food & staples retailing)	364,737	16,773
	Brookfield Asset Management, Inc. Class “A” (Real estate management & development)†	516,632	16,243
	Canadian National Railway Co. (Road & rail)†	119,225	6,767
	Canadian Natural Resources, Ltd. (Oil, gas & consumable fuels)	641,092	12,486
	CI Financial Corporation (Capital markets)	331,082	7,517
	Constellation Software, Inc. (Software)	10,348	4,337
	Dollarama, Inc. (Multiline retail)	180,168	12,168
	Enbridge, Inc. (Oil, gas & consumable fuels)	499,080	18,531
	Intact Financial Corporation (Insurance)	104,980	7,373
	Suncor Energy, Inc. (Oil, gas & consumable fuels)	597,500	15,980
	The Toronto-Dominion Bank (Banks)	404,641	15,949
*	Valeant Pharmaceuticals International, Inc. (Pharmaceuticals)†	20,215	3,606
			137,730
	Asia—4.4%
	Australia—2.0%
	Australia & New Zealand Banking Group, Ltd. (Banks)	452,407	8,599
	Lend Lease Group (Real estate management & development)	401,488	3,537

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, September 30, 2015 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Asia—4.4%—(continued)
	Australia—2.0%—(continued)
	Macquarie Group, Ltd. (Capital markets)	329,186	$17,713
	REA Group, Ltd. (Media)	158,728	4,938
	Telstra Corporation, Ltd. (Diversified telecommunication services)	2,630,152	10,356
			45,143
	Hong Kong—1.8%
	AIA Group, Ltd. (Insurance)	6,196,400	32,020
*	China High Precision Automation Group, Ltd. (Electronic equipment, instruments & components)**§	3,373,000	9
	Techtronic Industries Co., Ltd. (Household durables)	2,857,000	10,525
			42,554
	Singapore—0.6%
	DBS Group Holdings, Ltd. (Banks)	1,185,300	13,502
	Emerging Europe, Mid-East, Africa—2.6%
	South Africa—2.3%
	Bidvest Group, Ltd. (Industrial conglomerates)	224,052	5,274
	FirstRand, Ltd. (Diversified financial services)	2,686,531	9,528
	MTN Group, Ltd. (Wireless telecommunication services)	701,898	9,015
	Naspers, Ltd. (Media)	91,370	11,410
	Sanlam, Ltd. (Insurance)	546,866	2,360
	Steinhoff International Holdings, Ltd. (Household durables)	2,578,434	15,796
			53,383
	United Arab Emirates—0.3%
	Dubai Islamic Bank PJSC (Banks)	2,081,629	3,797
	First Gulf Bank PJSC (Banks)	840,152	3,191
			6,988
	Emerging Latin America—1.3%
	Brazil—0.9%
	AMBEV S.A.—ADR (Beverages)	2,899,172	14,206
	BB Seguridade Participacoes S.A. (Insurance)	903,700	5,655
			19,861
	Mexico—0.4%
	Arca Continental S.A.B. de C.V. (Beverages)	692,024	3,897
	Fomento Economico Mexicano S.A.B. de C.V.—ADR (Beverages)	53,606	4,785
			8,682
	Total Common Stocks—96.8% (cost $2,141,679)		2,201,822
	Affiliated Fund
	China—0.3%
	William Blair China A-Share Fund, LLC§	401,549	6,326

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, September 30, 2015 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
Affiliated Fund—(continued)
Total Affiliated Fund—0.3% (cost $4,015)		$6,326
Repurchase Agreement
Fixed Income Clearing Corporation, 0.000% dated 9/30/15, due 10/1/15, repurchase price $30,541, collateralized by U.S. Treasury Bond, 3.375%, due 5/15/44	$30,541	30,541
Total Repurchase Agreement—1.4% (cost $30,541)		30,541
Total Investments—98.5% (cost $2,176,235)		2,238,689
Cash and other assets, less liabilities—1.5%		35,016
Net assets—100.0%		$2,273,705

ADR = American Depository Receipt

* Non-income producing securities

† = U.S. listed foreign security

** = Fair valued pursuant to Valuation Procedures adopted by the Board of Trustees. This holding represents 0.00% of the Fund’s net assets at September 30, 2015.

§ = Deemed illiquid pursuant to Liquidity Procedures approved by the Board of Trustees. These holdings represent 0.28% of the net assets at September 30, 2015.

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

As of September 30, 2015, the Fund invested in William Blair China A-Share Fund, LLC, an affiliated fund. There are no unfunded commitments to the affiliated fund and the Fund may redeem its investment weekly.

	Share Activity				Period Ended September 30, 2015 (in thousands)

Change in net
unrealized
	Balance			Balance		Dividend	Net realized	appreciation
Security Name	12/31/2014	Purchases	Sales	09/30/2015	Value	Income	gain (loss)	(depreciation)
William Blair China A-Share Fund, LLC	1,183,400	—	781,851	401,549	$6,326	$—	$7,379	$(3,642)

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, September 30, 2015 (all dollar amounts in thousands) (unaudited)

At September 30, 2015, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Financials	26.6%
Consumer Discretionary	19.9%
Information Technology	11.4%
Health Care	10.8%
Industrials	10.1%
Consumer Staples	9.2%
Energy	3.9%
Materials	3.6%
Telecommunication Services	3.4%
Utilities	1.1%
Total	100.0%

At September 30, 2015, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Euro	24.1%
Japanese Yen	21.2%
British Pound Sterling	18.2%
U.S. Dollar	6.9%
Swiss Franc	6.6%
Canadian Dollar	5.0%
Hong Kong Dollar	3.5%
South African Rand	2.4%
Swedish Krona	2.3%
Danish Krone	2.1%
Australian Dollar	2.0%
Indian Rupee	1.8%
South Korean Won	1.2%
All Other Currencies	2.7%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund

Portfolio of Investments, September 30, 2015 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe, Mid-East—32.8%
	Denmark—1.8%
	Royal Unibrew A/S (Beverages)	156,456	$5,853
*	Topdanmark A/S (Insurance)	158,215	4,492
			10,345
	Finland—0.7%
	Huhtamaki Oyj (Containers & packaging)	126,092	3,848
	France—5.1%
	Ipsen S.A. (Pharmaceuticals)	119,787	7,415
	Metropole Television S.A. (Media)	228,123	4,359
	Orpea (Health care providers & services)	63,718	5,060
	Teleperformance (Professional services)	94,398	7,146
*	UBISOFT Entertainment (Software)	281,657	5,700
			29,680
	Germany—4.5%
	Aareal Bank AG (Thrifts & mortgage finance)	170,409	6,048
	Aurelius AG (Capital markets)	156,336	7,261
	CTS Eventim AG & Co KGaA (Media)	125,906	4,659
*	Dialog Semiconductor plc (Semiconductors & semiconductor equipment)	55,861	2,233
	Norma Group SE (Machinery)	113,527	5,572
			25,773
	Ireland—4.5%
	Beazley plc (Insurance)	1,081,952	5,843
*	ICON plc (Life sciences tools & services)†	100,395	7,125
	Kingspan Group plc (Building products)	288,253	6,940
	Paddy Power plc (Hotels, restaurants & leisure)	50,602	5,835
			25,743
	Israel—1.5%
	Elbit Systems, Ltd. (Aerospace & defense)	79,117	5,847
	Frutarom Industries, Ltd. (Chemicals)	77,117	2,915
			8,762
	Italy—6.9%
	Anima Holding SpA—144A (Capital markets)	453,190	3,955
	Banca IFIS SpA (Diversified financial services)	142,382	3,308
	Brembo SpA (Auto components)	144,209	5,575
*	Cerved Information Solutions SpA (Diversified financial services)	390,459	2,875
	De’Longhi SpA (Household durables)	153,449	3,764
	DiaSorin SpA (Health care equipment & supplies)	75,454	3,298
	FinecoBank Banca Fineco SpA (Banks)	354,105	2,350
	Industria Macchine Automatiche SpA (Machinery)	102,106	4,564
	Recordati SpA (Pharmaceuticals)	266,819	6,151
*	Yoox SpA (Internet & catalog retail)	137,413	4,130
			39,970

See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund

Portfolio of Investments, September 30, 2015 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe, Mid-East—32.8%—(continued)
	Luxembourg—0.8%
	Grand City Properties S.A. (Real estate management & development)	258,272	$4,957
	Spain—1.7%
*	Distribuidora Internacional de Alimentacion S.A. (Food & staples retailing)	633,973	3,827
	Viscofan S.A. (Food products)	95,833	5,770
			9,597
	Sweden—3.3%
	Granges AB (Metals & mining)	190,171	1,233
	Hexpol AB (Chemicals)	354,812	3,963
	Intrum Justitia AB (Commercial services & supplies)	196,415	6,789
	Loomis AB Class “B” (Commercial services & supplies)	143,567	3,758
*	NetEnt AB (Internet software & services)	62,785	3,492
			19,235
	Switzerland—2.0%
*	Leonteq AG (Capital markets)	23,323	4,119
*	Luxoft Holding, Inc. (IT services)†	44,532	2,818
	Straumann Holding AG (Health care equipment & supplies)	15,802	4,544
			11,481
	Japan—20.4%
	ABC-Mart, Inc. (Specialty retail)	56,400	3,131
	Casio Computer Co., Ltd. (Household durables)	391,300	7,062
	Daicel Corporation (Chemicals)	689,700	8,405
	Daiichikosho Co., Ltd. (Media)	78,300	2,764
	Fuji Electric Co., Ltd. (Electrical equipment)	1,174,000	4,228
	Haseko Corporation (Household durables)	828,100	9,319
	Hitachi Capital Corporation (Consumer finance)	173,500	4,203
	Hitachi Kokusai Electric, Inc. (Communications equipment)	203,000	2,130
	Hoshizaki Electric Co., Ltd. (Machinery)	90,400	6,292
	IT Holdings Corporation (IT services)	234,600	5,286
	M3, Inc. (Health care technology)	166,900	3,293
	Meitec Corporation (Professional services)	154,700	5,364
	Nihon Kohden Corporation (Health care equipment & supplies)	136,800	2,256
	Nihon M&A Center, Inc. (Professional services)	104,400	4,525
	Nissan Chemical Industries, Ltd. (Chemicals)	423,800	9,252
	NS Solutions Corporation (IT services)	91,700	3,852
	Obic Co., Ltd. (IT services)	63,700	2,894
	OSG Corporation (Machinery)	219,300	4,122
	Pigeon Corporation (Household products)	106,500	2,471
	Resorttrust, Inc. (Hotels, restaurants & leisure)	110,500	2,735
	Sato Holdings Corporation (Commercial services & supplies)	111,000	2,059
	Skylark Co., Ltd. (Hotels, restaurants & leisure)	218,100	2,827
	Temp Holdings Co., Ltd. (Professional services)	55,700	2,526
	The Hiroshima Bank, Ltd. (Banks)	1,348,000	7,731
	Tsubakimoto Chain Co. (Machinery)	604,000	3,761
	Zenkoku Hosho Co., Ltd. (Diversified financial services)	158,500	5,219
			117,707

See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund

Portfolio of Investments, September 30, 2015 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	United Kingdom—18.6%
	Bellway plc (Household durables)	161,074	$6,057
	Berendsen plc (Commercial services & supplies)	171,042	2,595
	Cineworld Group plc (Media)	545,801	4,582
	Close Brothers Group plc (Capital markets)	254,331	5,744
	Domino’s Pizza Group plc (Hotels, restaurants & leisure)	445,611	5,986
	Great Portland Estates plc (Real estate investment trusts (REITs))	363,471	4,701
	Halma plc (Electronic equipment, instruments & components)	259,817	2,836
	Howden Joinery Group plc (Specialty retail)	875,175	6,441
	IG Group Holdings plc (Diversified financial services)	257,176	2,994
	Inchcape plc (Distributors)	485,429	5,280
	Jupiter Fund Management plc (Capital markets)	767,029	5,029
*	Just Eat plc (Internet software & services)	368,001	2,285
	Man Group plc (Capital markets)	1,522,675	3,529
	Micro Focus International plc (Software)	289,096	5,261
	Moneysupermarket.com Group plc (Internet software & services)	968,122	4,950
	Provident Financial plc (Consumer finance)	135,582	6,440
	Rightmove plc (Media)	80,831	4,461
	Senior plc (Aerospace & defense)	738,155	2,805
	SSP Group plc (Hotels, restaurants & leisure)	949,882	4,387
	Ted Baker plc (Textiles, apparel & luxury goods)	73,272	3,555
	The Restaurant Group plc (Hotels, restaurants & leisure)	386,724	3,949
	The UNITE Group plc (Real estate management & development)	643,225	6,354
	Victrex plc (Chemicals)	140,503	3,766
	Workspace Group plc (Real estate investment trusts (REITs))	233,290	3,310
			107,297
	Emerging Asia—9.0%
	China—3.6%
*	China Biologic Products, Inc. (Biotechnology)	7,024	631
	Hollysys Automation Technologies, Ltd. (Electronic equipment, instruments & components)†	175,397	3,066
	Shenzhou International Group Holdings, Ltd. (Textiles, apparel & luxury goods)	1,408,000	7,249
	Sino Biopharmaceutical, Ltd. (Pharmaceuticals)	5,208,000	6,384
	Zhuzhou CSR Times Electric Co., Ltd. Class “H” (Electrical equipment)	431,000	3,183
			20,513
	India—2.0%
	Indiabulls Housing Finance, Ltd. (Thrifts & mortgage finance)	422,494	5,111
	Yes Bank, Ltd. (Banks)	553,912	6,161
			11,272
	South Korea—0.5%
	KEPCO Plant Service & Engineering Co., Ltd. (Commercial services & supplies)	30,927	3,157
	Taiwan—2.1%
	Advantech Co., Ltd. (Technology hardware, storage & peripherals)	351,000	2,398
	E.Sun Financial Holding Co., Ltd. (Banks)	7,086,769	4,165
	Eclat Textile Co., Ltd. (Textiles, apparel & luxury goods)	343,000	5,417
			11,980

See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund

Portfolio of Investments, September 30, 2015 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—9.0%—(continued)
	Thailand—0.8%
	Minor International PCL (Hotels, restaurants & leisure)	3,390,000	$2,685
	Thai Union Group PCL (Food products)	4,141,300	2,100
			4,785
	Asia—7.5%
	Australia—4.2%
	Domino’s Pizza Enterprises, Ltd. (Hotels, restaurants & leisure)	112,503	3,178
	DuluxGroup, Ltd. (Chemicals)	1,442,785	5,418
	Echo Entertainment Group, Ltd. (Hotels, restaurants & leisure)	1,825,381	6,201
	M2 Group, Ltd. (Diversified telecommunication services)	553,496	3,687
	Magellan Financial Group, Ltd. (Capital markets)	429,758	5,731
			24,215
	Hong Kong—0.4%
	Man Wah Holdings, Ltd. (Household durables)	2,614,800	2,541
	New Zealand—1.4%
	Fisher & Paykel Healthcare Corp., Ltd. (Health care equipment & supplies)	899,315	4,082
	SKY Network Television, Ltd. (Media)	1,277,620	3,798
			7,880
	Singapore—1.5%
	ComfortDelGro Corporation, Ltd. (Road & rail)	2,715,000	5,475
	SATS, Ltd. (Transportation infrastructure)	1,128,000	3,036
			8,511
	Emerging Latin America—3.7%
	Mexico—3.7%
	Alsea S.A.B. de C.V. (Hotels, restaurants & leisure)	962,330	2,840
	Gentera S.A.B. de C.V. (Consumer finance)	2,692,600	4,399
	Gruma S.A.B. de C.V. Class “B” (Food products)	500,500	6,884
	Grupo Aeroportuario del Sureste S.A.B. de C.V.—ADR (Transportation infrastructure)	30,083	4,581
*	Promotora y Operadora de Infraestructura S.A.B. de C.V. (Construction & engineering)	253,100	2,773
			21,477
	Canada—3.3%
*	Bankers Petroleum, Ltd. (Oil, gas & consumable fuels)	585,584	764
	Canadian Energy Services & Technology Corporation (Energy equipment & services)	676,073	3,126
	Linamar Corporation (Auto components)	136,066	7,132
	Peyto Exploration & Development Corporation (Oil, gas & consumable fuels)	139,486	2,900
*	Raging River Exploration, Inc. (Oil, gas & consumable fuels)	429,354	2,371
	WestJet Airlines, Ltd. (Airlines)	161,865	2,877
			19,170
	Emerging Europe, Mid-East, Africa—2.4%
	South Africa—1.5%
	Clicks Group, Ltd. (Food & staples retailing)	452,448	2,933

See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund

Portfolio of Investments, September 30, 2015 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value
Common Stocks—(continued)
Emerging Europe, Mid-East, Africa—2.4%—(continued)
South Africa—1.5%—(continued)
Rand Merchant Insurance Holdings, Ltd. (Insurance)	886,776	$2,650
Resilient Property Income Fund, Ltd. (Real estate investment trusts (REITs))	360,193	3,015
		8,598
Turkey—0.9%
Ford Otomotiv Sanayi A.S. (Automobiles)	318,093	3,396
Turkiye Sinai Kalkinma Bankasi A.S. (Banks)	3,600,021	1,678
		5,074
Total Common Stocks—97.7% (cost $530.392)		563,568
Repurchase Agreement
Fixed Income Clearing Corporation, 0.000% dated 9/30/15, due 10/1/15, repurchase price $11,023, collateralized by U.S. Treasury Bond, 3.375%, due 5/15/44	$11,023	11,023
Total Repurchase Agreement—1.9% (cost $11,023)		11,023
Total Investments—99.6% (cost $541,415)		574,591
Cash and other assets, less liabilities—0.4%		2,260
Net assets—100.0%		$576,851

ADR = American Depository Receipt

* Non-income producing securities

† = U.S. listed foreign security

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund

Portfolio of Investments, September 30, 2015 (all dollar amounts in thousands) (unaudited)

At September 30, 2015, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Consumer Discretionary	25.8%
Financials	23.7%
Industrials	18.4%
Health Care	8.9%
Information Technology	8.7%
Materials	6.9%
Consumer Staples	5.3%
Energy	1.6%
Telecommunication Services	0.7%
Total	100.0%

At September 30, 2015, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Euro	22.5%
Japanese Yen	20.9%
British Pound Sterling	20.1%
Australian Dollar	4.3%
Hong Kong Dollar	3.4%
Swedish Krona	3.4%
Canadian Dollar	3.4%
U.S. Dollar	3.2%
Mexican Peso	3.0%
New Taiwan Dollar	2.1%
Indian Rupee	2.0%
Danish Krone	1.8%
Israeli Shekel	1.6%
Swiss Franc	1.6%
South African Rand	1.5%
Singapore Dollar	1.5%
New Zealand Dollar	1.4%
All Other Currencies	2.3%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

Emerging Markets Leaders Fund

Portfolio of Investments, September 30, 2015 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Emerging Asia—61.1%
	China—19.0%
	Air China, Ltd. Class “H” (Airlines)	1,216,000	$968
*	Alibaba Group Holding, Ltd.—ADR (Internet software & services)	31,513	1,858
	China Gas Holdings, Ltd. (Gas utilities)	762,000	1,044
	China Mengniu Dairy Co., Ltd. (Food products)	312,000	1,101
	China Overseas Land & Investment, Ltd. (Real estate management & development)	952,000	2,881
*	CRRC Corporation, Ltd. Class “H” (Machinery)	1,229,600	1,557
	ENN Energy Holdings, Ltd. (Gas utilities)	192,000	922
	NetEase, Inc.—ADR (Internet software & services)	20,190	2,425
	Ping An Insurance Group Co. of China, Ltd. Class “H” (Insurance)	711,500	3,525
	Sinopharm Group Co., Ltd. Class “H” (Health care providers & services)	215,200	754
	Tencent Holdings, Ltd. (Internet software & services)	232,400	3,883
			20,918
	India—17.5%
	Adani Ports & Special Economic Zone, Ltd. (Transportation infrastructure)	151,520	690
	Asian Paints, Ltd. (Chemicals)	93,722	1,201
	Axis Bank, Ltd. (Banks)	249,366	1,891
	Bharti Infratel, Ltd. (Wireless telecommunication services)	305,234	1,655
	HCL Technologies, Ltd. (IT services)	83,678	1,256
	HDFC Bank, Ltd. (Banks)	122,477	1,996
	Hindustan Unilever, Ltd. (Household products)	82,893	1,031
	Housing Development Finance Corporation, Ltd. (Thrifts & mortgage finance)	130,735	2,414
	Infosys, Ltd. (IT services)	148,392	2,615
	Larsen & Toubro, Ltd. (Construction & engineering)	48,611	1,085
	Maruti Suzuki India, Ltd. (Automobiles)	18,709	1,331
*	Tata Motors, Ltd. (Automobiles)	329,008	1,494
	UltraTech Cement, Ltd. (Construction materials)	15,866	648
			19,307
	Indonesia—1.2%
	PT Bank Rakyat Indonesia Persero Tbk (Banks)	1,200,500	709
	PT Kalbe Farma Tbk (Pharmaceuticals)	6,898,700	647
			1,356
	Malaysia—1.4%
	IHH Healthcare Bhd (Health care providers & services)	412,800	561
	Telekom Malaysia Bhd (Diversified telecommunication services)	668,937	1,016
			1,577
	Philippines—1.2%
	SM Prime Holdings, Inc. (Real estate management & development)	1,221,600	540
	Universal Robina Corporation (Food products)	181,790	747
			1,287
	South Korea—10.0%
	Amorepacific Corporation (Personal products)	3,798	1,234
	Coway Co., Ltd. (Household durables)	14,466	1,022
	LG Household & Health Care, Ltd. (Household products)	3,991	2,875
	Samsung Electronics Co., Ltd. (Technology hardware, storage & peripherals)	3,945	3,774

See accompanying Notes to Portfolio of Investments.

Emerging Markets Leaders Fund

Portfolio of Investments, September 30, 2015 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—61.1%—(continued)
	South Korea—10.0%—(continued)
	SK Hynix, Inc. (Semiconductors & semiconductor equipment)	74,960	$2,122
			11,027
	Taiwan—7.1%
	Delta Electronics, Inc. (Electronic equipment, instruments & components)	320,000	1,496
	Fubon Financial Holding Co., Ltd. (Diversified financial services)	1,265,000	1,971
	Largan Precision Co., Ltd. (Electronic equipment, instruments & components)	17,000	1,322
	Taiwan Semiconductor Manufacturing Co., Ltd.—ADR (Semiconductors & semiconductor equipment)	149,528	3,103
			7,892
	Thailand—3.7%
	Airports of Thailand PCL (Transportation infrastructure)	215,800	1,671
	Bangkok Dusit Medical Services PCL (Health care providers & services)	1,501,300	765
	CP ALL PCL (Food & staples retailing)	917,200	1,207
	Kasikornbank PCL (Banks)	95,500	448
			4,091
	Emerging Europe, Mid-East, Africa—20.3%
	Czech Republic—0.5%
	Komercni banka A.S. (Banks)	2,562	555
	Russia—2.5%
	Magnit PJSC—GDR (Food & staples retailing)	30,483	1,456
*	Mail.Ru Group, Ltd.—GDR (Internet software & services)	73,240	1,275
			2,731
	South Africa—12.3%
*	Aspen Pharmacare Holdings, Ltd. (Pharmaceuticals)	33,668	714
	Bidvest Group, Ltd. (Industrial conglomerates)	75,581	1,779
	Discovery, Ltd. (Insurance)	77,609	771
	FirstRand, Ltd. (Diversified financial services)	579,117	2,054
	Naspers, Ltd. (Media)	28,028	3,500
	Sanlam, Ltd. (Insurance)	214,199	924
	Steinhoff International Holdings, Ltd. (Household durables)	353,374	2,165
	Woolworths Holdings, Ltd. (Multiline retail)	243,491	1,701
			13,608
	Turkey—1.5%
	KOC Holding A.S. (Industrial conglomerates)	411,503	1,605
	United Arab Emirates—3.5%
	DP World, Ltd. (Transportation infrastructure)	44,163	938
*	Emaar Malls Group PJSC (Real estate management & development)	775,532	652
	Emaar Properties PJSC (Real estate management & development)	599,613	1,055
	First Gulf Bank PJSC (Banks)	333,370	1,266
			3,911

See accompanying Notes to Portfolio of Investments.

Emerging Markets Leaders Fund

Portfolio of Investments, September 30, 2015 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value
Common Stocks—(continued)
Emerging Latin America—15.8%
Brazil—9.1%
AMBEV S.A.—ADR (Beverages)	459,220	$2,250
BB Seguridade Participacoes S.A. (Insurance)	255,200	1,597
BRF S.A. (Food products)	94,000	1,674
CETIP S.A. - Mercados Organizados (Capital markets)	87,100	723
Cielo S.A. (IT services)	91,000	841
JBS S.A. (Food products)	268,200	1,137
Lojas Renner S.A. (Multiline retail)	133,400	619
Ultrapar Participacoes S.A. (Oil, gas & consumable fuels)	42,600	718
WEG S.A. (Machinery)	130,800	510
		10,069
Chile—0.8%
Banco Santander Chile—ADR (Banks)	45,831	835
Mexico—5.0%
Fomento Economico Mexicano S.A.B. de C.V.—ADR (Beverages)	13,084	1,168
Grupo Financiero Inbursa S.A.B. de C.V. Class “O” (Banks)	454,300	938
Wal-Mart de Mexico S.A.B. de C.V. (Food & staples retailing)	1,381,600	3,409
		5,515
Peru—0.9%
Credicorp, Ltd. (Banks)†	9,104	968
Total Common Stocks—97.2% (cost $119,271)		107,252
Preferred Stock
Brazil—0.8%
Itau Unibanco Holding S.A. (Banks)	135,157	904
Total Preferred Stock—0.8% (cost $1,502)		904
Repurchase Agreement
Fixed Income Clearing Corporation, 0.000% dated 9/30/15, due 10/1/15, repurchase price $963, collateralized by U.S. Treasury Bond, 3.375%, due 5/15/44	$963	963
Total Repurchase Agreement—0.9% (cost $963)		963
Total Investments—98.9% (cost $121,736)		109,119
Cash and other assets, less liabilities—1.1%		1,215
Net assets—100.0%		$110,334

See accompanying Notes to Portfolio of Investments.

Emerging Markets Leaders Fund

Portfolio of Investments, September 30, 2015 (all dollar amounts in thousands) (unaudited)

ADR = American Depository Receipt

GDR = Global Depository Receipt

* Non-income producing securities

† = U.S. listed foreign security

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

Emerging Markets Leaders Fund

Portfolio of Investments, September 30, 2015 (all dollar amounts in thousands) (unaudited)

At September 30, 2015, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Financials	27.4%
Information Technology	24.0%
Consumer Staples	17.8%
Consumer Discretionary	10.9%
Industrials	10.0%
Health Care	3.2%
Telecommunication Services	2.5%
Utilities	1.8%
Materials	1.7%
Energy	0.7%
Total	100.0%

At September 30, 2015, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Indian Rupee	17.8%
Hong Kong Dollar	15.4%
U.S. Dollar	15.0%
South African Rand	12.6%
South Korean Won	10.2%
Brazilian Real	8.1%
New Taiwan Dollar	4.4%
Mexican Peso	4.0%
Thai Baht	3.8%
UAE Dirham	2.7%
Turkish Lira	1.5%
Malaysian Ringgit	1.5%
Indonesian Rupiah	1.3%
Philippine Peso	1.2%
All Other Currencies	0.5%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, September 30, 2015 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Emerging Asia—60.5%
	China—16.1%
	Air China, Ltd. Class “H” (Airlines)	4,318,000	$3,438
*	Alibaba Group Holding, Ltd.—ADR (Internet software & services)	214,596	12,655
	AviChina Industry & Technology Co., Ltd. Class “H” (Aerospace & defense)	2,124,000	1,573
*	Baidu, Inc.—ADR (Internet software & services)	28,138	3,866
*	Beijing Enterprises Water Group, Ltd. (Water utilities)	6,390,000	4,477
	China Everbright International, Ltd. (Commercial services & supplies)	2,974,000	4,175
	China Gas Holdings, Ltd. (Gas utilities)	2,670,000	3,659
	China Mengniu Dairy Co., Ltd. (Food products)	882,000	3,113
	China Overseas Land & Investment, Ltd. (Real estate management & development)	3,024,000	9,150
	China Vanke Co., Ltd. Class “H” (Real estate management & development)	4,450,750	9,464
*	CRRC Corporation, Ltd. Class “H” (Machinery)	1,938,050	2,453
	Haier Electronics Group Co., Ltd. (Household durables)	1,040,000	1,731
	Huaneng Renewables Corporation, Ltd. Class “H” (Independent power & renewable electricity producers)	14,633,932	5,438
	NetEase, Inc.—ADR (Internet software & services)	88,188	10,593
	Ping An Insurance Group Co. of China, Ltd. Class “H” (Insurance)	1,142,000	5,658
*	Semiconductor Manufacturing International Corporation (Semiconductors & semiconductor equipment)	44,198,000	4,049
	Shanghai Fosun Pharmaceutical Group Co., Ltd. Class “H” (Pharmaceuticals)	922,500	2,898
	Sino Biopharmaceutical, Ltd. (Pharmaceuticals)	1,944,000	2,383
	Sinopharm Group Co., Ltd. Class “H” (Health care providers & services)	1,019,600	3,572
	Tencent Holdings, Ltd. (Internet software & services)	1,009,060	16,861
	Xinjiang Goldwind Science & Technology Co., Ltd. Class “H” (Electrical equipment)	1,516,800	2,642
	Xinyi Solar Holdings, Ltd. (Semiconductors & semiconductor equipment)	6,956,000	2,379
*	YY, Inc.—ADR (Internet software & services)	1,846	101
	Zhuzhou CSR Times Electric Co., Ltd. Class “H” (Electrical equipment)	619,750	4,578
			120,906
	India—18.5%
	Adani Ports & Special Economic Zone, Ltd. (Transportation infrastructure)	824,478	3,756
	Apollo Hospitals Enterprise, Ltd. (Health care providers & services)	102,181	2,240
	Apollo Tyres, Ltd. (Auto components)	816,985	2,239
	Asian Paints, Ltd. (Chemicals)	349,281	4,477
	Axis Bank, Ltd. (Banks)	1,483,813	11,253
	Bharat Forge, Ltd. (Auto components)	232,000	3,209
	Bharti Infratel, Ltd. (Wireless telecommunication services)	616,361	3,341
	Britannia Industries, Ltd. (Food products)	86,043	4,046
	Dabur India, Ltd. (Personal products)	613,375	2,579
	Eicher Motors, Ltd. (Machinery)	6,934	1,880
	Glenmark Pharmaceuticals, Ltd. (Pharmaceuticals)	284,156	4,552
	HCL Technologies, Ltd. (IT services)	582,075	8,735
	HDFC Bank, Ltd. (Banks)	857,766	13,980
	Hindustan Unilever, Ltd. (Household products)	359,506	4,472
	Housing Development Finance Corporation, Ltd. (Thrifts & mortgage finance)	915,852	16,911
	IndusInd Bank, Ltd. (Banks)	438,271	6,282
	Infosys, Ltd. (IT services)	862,609	15,205
	ITC, Ltd. (Tobacco)	550,524	2,759
	Jubilant Foodworks, Ltd. (Hotels, restaurants & leisure)	72,846	1,785
	Larsen & Toubro, Ltd. (Construction & engineering)	167,256	3,733
	Maruti Suzuki India, Ltd. (Automobiles)	51,670	3,676

See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, September 30, 2015 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—60.5%—(continued)
	India—18.5%—(continued)
	Motherson Sumi Systems, Ltd. (Auto components)	1,009,529	$3,559
*	Tata Motors, Ltd. (Automobiles)	1,119,706	5,083
	UltraTech Cement, Ltd. (Construction materials)	36,153	1,476
	Yes Bank, Ltd. (Banks)	721,442	8,025
			139,253
	Indonesia—1.3%
	PT Bank Rakyat Indonesia Persero Tbk (Banks)	8,548,221	5,047
	PT Kalbe Farma Tbk (Pharmaceuticals)	15,834,915	1,486
	PT Telekomunikasi Indonesia Persero Tbk (Diversified telecommunication services)	19,623,300	3,543
			10,076
	Malaysia—0.7%
	IHH Healthcare Bhd (Health care providers & services)	1,445,100	1,963
	Telekom Malaysia Bhd (Diversified telecommunication services)	2,356,699	3,581
			5,544
	Philippines—2.4%
	Ayala Land, Inc. (Real estate management & development)	7,654,200	5,568
	BDO Unibank, Inc. (Banks)	2,578,140	5,709
	International Container Terminal Services, Inc. (Transportation infrastructure)	830,710	1,334
	Universal Robina Corporation (Food products)	1,221,640	5,018
			17,629
	South Korea—9.3%
	Amorepacific Corporation (Personal products)	18,007	5,849
	Coway Co., Ltd. (Household durables)	51,842	3,661
	Hotel Shilla Co., Ltd. (Specialty retail)	18,825	1,826
	Hyundai Development Co-Engineering & Construction (Construction & engineering)	72,592	3,338
	Kangwon Land, Inc. (Hotels, restaurants & leisure)	113,980	4,068
	LG Household & Health Care, Ltd. (Household products)	20,682	14,901
	Medy-Tox, Inc. (Biotechnology)	4,779	1,719
	Samsung Electronics Co., Ltd. (Technology hardware, storage & peripherals)	25,548	24,442
	SK Hynix, Inc. (Semiconductors & semiconductor equipment)	371,090	10,504
			70,308
	Taiwan—8.9%
	Advantech Co., Ltd. (Technology hardware, storage & peripherals)	849,145	5,802
	Catcher Technology Co., Ltd. (Technology hardware, storage & peripherals)	422,000	4,492
	CTBC Financial Holding Co., Ltd. (Banks)	8,953,543	4,609
*	Cub Elecparts, Inc. (Auto components)	182,000	2,122
	Delta Electronics, Inc. (Electronic equipment, instruments & components)	1,799,000	8,414
	E.Sun Financial Holding Co., Ltd. (Banks)	7,536,146	4,429
	Eclat Textile Co., Ltd. (Textiles, apparel & luxury goods)	248,000	3,917
	Fubon Financial Holding Co., Ltd. (Diversified financial services)	5,075,560	7,908
	Hermes Microvision, Inc. (Semiconductors & semiconductor equipment)	46,000	1,739
	Largan Precision Co., Ltd. (Electronic equipment, instruments & components)	90,000	6,997
	PChome Online, Inc. (Internet software & services)	213,432	2,450

See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, September 30, 2015 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—60.5%—(continued)
	Taiwan—8.9%—(continued)
	Taiwan Semiconductor Manufacturing Co., Ltd.—ADR (Semiconductors & semiconductor equipment)	683,665	$14,186
			67,065
	Thailand—3.3%
	Advanced Info Service PCL (Wireless telecommunication services)	395,400	2,462
	Airports of Thailand PCL (Transportation infrastructure)	537,200	4,159
	Bangkok Dusit Medical Services PCL (Health care providers & services)	7,021,700	3,579
	Central Pattana PCL (Real estate management & development)	3,248,700	4,006
	CP ALL PCL (Food & staples retailing)	4,177,800	5,496
	Kasikornbank PCL (Banks)	671,200	3,153
	Thai Beverage PCL (Beverages)	4,667,500	2,247
			25,102
	Emerging Europe, Mid-East, Africa—17.6%
	Czech Republic—0.4%
	Komercni banka A.S. (Banks)	12,269	2,657

	Qatar—0.6%
	Qatar National Bank S.A.Q. (Banks)	86,387	4,448

	Russia—0.5%
	Magnit PJSC—GDR (Food & staples retailing)	84,502	4,037

	South Africa—9.8%
*	Aspen Pharmacare Holdings, Ltd. (Pharmaceuticals)	216,519	4,593
	Bidvest Group, Ltd. (Industrial conglomerates)	180,007	4,237
	Discovery, Ltd. (Insurance)	270,031	2,682
	FirstRand, Ltd. (Diversified financial services)	2,450,923	8,693
	Life Healthcare Group Holdings, Ltd. (Health care providers & services)	617,684	1,587
	Mr. Price Group, Ltd. (Specialty retail)	240,971	3,356
	MTN Group, Ltd. (Wireless telecommunication services)	524,698	6,739
	Naspers, Ltd. (Media)	164,285	20,516
	Sanlam, Ltd. (Insurance)	1,627,974	7,025
	Steinhoff International Holdings, Ltd. (Household durables)	1,454,282	8,909
	Woolworths Holdings, Ltd. (Multiline retail)	781,084	5,456
			73,793
	Turkey—2.1%
	KOC Holding A.S. (Industrial conglomerates)	2,013,082	7,852
	TAV Havalimanlari Holding A.S. (Transportation infrastructure)	516,888	4,058
	Tofas Turk Otomobil Fabrikasi A.S. (Automobiles)	446,043	2,646
*	Tupras Turkiye Petrol Rafinerileri A.S. (Oil, gas & consumable fuels)	63,139	1,546
			16,102
	United Arab Emirates—4.2%
	Air Arabia PJSC (Airlines)	5,030,913	1,918
	DAMAC Properties Dubai Co. PJSC (Real estate management & development)	3,374,790	2,793
	DP World, Ltd. (Transportation infrastructure)	237,570	5,046

See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, September 30, 2015 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Europe, Mid-East, Africa—17.6%—(continued)
	United Arab Emirates—4.2%—(continued)
	Dubai Islamic Bank PJSC (Banks)	2,299,354	$4,194
*	Emaar Malls Group PJSC (Real estate management & development)	5,442,445	4,579
	Emaar Properties PJSC (Real estate management & development)	4,808,865	8,458
	First Gulf Bank PJSC (Banks)	1,122,993	4,265
			31,253
	Emerging Latin America—17.0%
	Argentina—0.3%
	MercadoLibre, Inc. (Internet software & services)	23,784	2,166

	Brazil—7.2%
	AMBEV S.A.—ADR (Beverages)	3,105,097	15,215
	BB Seguridade Participacoes S.A. (Insurance)	1,039,500	6,505
	BRF S.A. (Food products)	419,300	7,466
	CETIP S.A. - Mercados Organizados (Capital markets)	568,019	4,714
	Cielo S.A. (IT services)	625,400	5,783
	JBS S.A. (Food products)	460,100	1,950
	Lojas Renner S.A. (Multiline retail)	982,000	4,558
	Raia Drogasil S.A. (Food & staples retailing)	245,800	2,424
	Ultrapar Participacoes S.A. (Oil, gas & consumable fuels)	220,600	3,717
	WEG S.A. (Machinery)	489,380	1,907
			54,239
	Chile—1.0%
	Banco Santander Chile—ADR (Banks)	224,588	4,092
	S.A.C.I. Falabella (Multiline retail)	630,568	3,909
			8,001
	Mexico—7.6%
*	Cemex S.A.B. de C.V. (Construction materials)	4,714,664	3,291
	Fibra Uno Administracion S.A. de C.V. (Real estate investment trusts (REITs))	2,001,569	4,133
	Fomento Economico Mexicano S.A.B. de C.V.—ADR (Beverages)	90,719	8,097
	Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class “B” (Transportation infrastructure)	256,900	2,234
	Grupo Aeroportuario del Sureste S.A.B. de C.V.—ADR (Transportation infrastructure)	27,235	4,147
	Grupo Financiero Inbursa S.A.B. de C.V. Class “O” (Banks)	1,346,000	2,781
	Grupo Televisa S.A.—ADR (Media)	123,723	3,219
	Infraestructura Energetica Nova S.A.B. de C.V. (Gas utilities)	569,200	2,330
*	Nemak S.A.B. de C.V.—144A (Auto components)	2,404,000	2,915
*	Promotora y Operadora de Infraestructura S.A.B. de C.V. (Construction & engineering)	316,700	3,470
	Wal-Mart de Mexico S.A.B. de C.V. (Food & staples retailing)	8,354,000	20,612
			57,229
	Peru—0.9%
	Credicorp, Ltd. (Banks)†	63,651	6,770
	Total Common Stocks—95.1% (cost $792,255)		716,578

See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, September 30, 2015 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value
Preferred Stock
Brazil—0.8%
Itau Unibanco Holding S.A. (Banks)	942,474	$6,302
Total Preferred Stock—0.8% (cost $9,915)		6,302
Affiliated Fund
Emerging Asia—1.7%
China—1.7%
William Blair China A-Share Fund, LLC§	792,796	12,489
Total Affiliated Fund—1.7% (cost $7,928)		12,489
Repurchase Agreement
Fixed Income Clearing Corporation, 0.000% dated 9/30/15, due 10/1/15, repurchase price $151, collateralized by U.S. Treasury Bond, 3.375%, due 5/15/44	$151	151
Total Repurchase Agreement—0.0% (cost $151)		151
Total Investments—97.6% (cost $810,249)		735,520
Cash and other assets, less liabilities—2.4%		18,263
Net assets—100.0%		$753,783

ADR = American Depository Receipt

GDR = Global Depository Receipt

* Non-income producing securities

† = U.S. listed foreign security

§ = Deemed illiquid pursuant to Liquidity Procedures approved by the Board of Trustees. This holding represents 1.66% of the net assets at September 30, 2015.

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

As of September 30, 2015, the Fund invested in William Blair China A-Share Fund, LLC, an affiliated fund. There are no unfunded commitments to the affiliated fund and the Fund may redeem its investment weekly.

	Share Activity				Period Ended September 30, 2015 (in thousands)

Change in net
unrealized
	Balance			Balance		Dividend	Net realized	appreciation
Security Name	12/31/2014	Purchases	Sales	09/30/2015	Value	Income	gain (loss)	(depreciation)
William Blair China A-Share Fund, LLC	2,362,400	—	1,569,604	792,796	$12,489	$—	$14,871	$(7,322)

See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, September 30, 2015 (all dollar amounts in thousands) (unaudited)

At September 30, 2015, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Financials	28.3%
Information Technology	22.2%
Consumer Staples	15.2%
Consumer Discretionary	12.9%
Industrials	10.1%
Health Care	4.4%
Telecommunication Services	2.7%
Utilities	2.2%
Materials	1.3%
Energy	0.7%
Total	100.0%

At September 30, 2015, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Indian Rupee	18.9%
U.S. Dollar	14.5%
Hong Kong Dollar	12.7%
South African Rand	10.0%
South Korean Won	9.6%
New Taiwan Dollar	7.2%
Brazilian Real	6.2%
Mexican Peso	5.7%
UAE Dirham	3.6%
Thai Baht	3.1%
Philippine Peso	2.4%
Turkish Lira	2.2%
Indonesian Rupiah	1.4%
All Other Currencies	2.5%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

Emerging Markets Small Cap Growth

Portfolio of Investments, September 30, 2015 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Emerging Asia—78.4%
	China—21.7%
	Beijing Capital International Airport Co., Ltd. Class “H” (Transportation infrastructure)	2,196,000	$2,049
*	Beijing Enterprises Water Group, Ltd. (Water utilities)	5,308,000	3,719
	Bloomage BioTechnology Corporation, Ltd. (Chemicals)	490,000	745
	Boer Power Holdings, Ltd. (Electrical equipment)	657,000	1,110
*	CAR, Inc. (Road & rail)	1,498,000	2,161
*	China Biologic Products, Inc. (Biotechnology)	16,677	1,498
	China Everbright International, Ltd. (Commercial services & supplies)	1,020,700	1,433
	China Lilang, Ltd. (Textiles, apparel & luxury goods)	1,121,000	957
	China Medical System Holdings, Ltd. (Pharmaceuticals)	425,000	483
*	China Taiping Insurance Holdings Co., Ltd. (Insurance)	1,207,600	3,747
*	China Traditional Chinese Medicine Co., Ltd. (Pharmaceuticals)	3,054,000	2,345
	Chongqing Rural Commercial Bank Co., Ltd. Class “H” (Banks)	3,870,000	2,197
	Cosmo Lady China Holdings Co. Ltd.—144A (Textiles, apparel & luxury goods)	2,773,000	2,934
	CT Environmental Group, Ltd. (Water utilities)	11,840,000	3,666
	Hollysys Automation Technologies, Ltd. (Electronic equipment, instruments & components)†	42,432	742
	Huaneng Renewables Corporation, Ltd. Class “H” (Independent power & renewable electricity producers)	5,574,000	2,071
	KWG Property Holding, Ltd. (Real estate management & development)	3,350,000	2,196
*	Noah Holdings, Ltd.—ADR (Capital markets)	66,733	1,567
	PAX Global Technology, Ltd. (Electronic equipment, instruments & components)	2,134,000	2,214
	Phoenix Healthcare Group Co., Ltd. (Health care providers & services)	1,346,000	2,185
*	Semiconductor Manufacturing International Corporation (Semiconductors & semiconductor equipment)	10,499,000	962
	Shenzhou International Group Holdings, Ltd. (Textiles, apparel & luxury goods)	806,000	4,150
	Sino Biopharmaceutical, Ltd. (Pharmaceuticals)	1,786,000	2,189
	SouFun Holdings, Ltd.—ADR (Internet software & services)	264,229	1,744
*	Sound Global, Ltd. (Water utilities)**§	1,824,000	1,294
*	TAL Education Group—ADR (Diversified consumer services)	74,373	2,391
	Travelsky Technology, Ltd. Class “H” (IT services)	1,159,000	1,466
	Universal Health International Group Holding, Ltd. (Health care providers & services)	887,000	292
	Wasion Group Holdings, Ltd. (Electronic equipment, instruments & components)	2,652,000	2,737
	Xinyi Solar Holdings, Ltd. (Semiconductors & semiconductor equipment)	5,360,000	1,833
	Zhuzhou CSR Times Electric Co., Ltd. Class “H” (Electrical equipment)	415,000	3,066

			62,143

	India—23.9%
	Ajanta Pharma, Ltd. (Pharmaceuticals)	79,132	1,788
	Alembic Pharmaceuticals, Ltd. (Pharmaceuticals)	151,203	1,582
	Amara Raja Batteries, Ltd. (Electrical equipment)	125,099	1,967
	Apollo Hospitals Enterprise, Ltd. (Health care providers & services)	112,981	2,477
	Apollo Tyres, Ltd. (Auto components)	537,136	1,472
	Ashok Leyland, Ltd. (Machinery)	2,122,180	2,986
	Bajaj Finance, Ltd. (Consumer finance)	19,207	1,508
	Berger Paints India, Ltd. (Chemicals)	501,400	1,680
	Bharat Forge, Ltd. (Auto components)	81,033	1,121
	Bharti Infratel, Ltd. (Wireless telecommunication services)	284,384	1,542
	Blue Dart Express, Ltd. (Air freight & logistics)	18,796	2,147
	Britannia Industries, Ltd. (Food products)	59,139	2,781
	Dabur India, Ltd. (Personal products)	272,143	1,144

See accompanying Notes to Portfolio of Investments.

Emerging Markets Small Cap Growth

Portfolio of Investments, September 30, 2015 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—78.4%—(continued)
	India—23.9%—(continued)
*	Dish TV India, Ltd. (Media)	1,297,700	$2,103
	Eicher Motors, Ltd. (Machinery)	4,996	1,355
	Emami, Ltd. (Personal products)	104,484	1,834
	Finolex Industries, Ltd. (Chemicals)	186,822	740
	Glenmark Pharmaceuticals, Ltd. (Pharmaceuticals)	49,322	790
	Godrej Consumer Products, Ltd. (Personal products)	89,453	1,660
	Gruh Finance, Ltd. (Thrifts & mortgage finance)	546,474	2,221
	Indiabulls Housing Finance, Ltd. (Thrifts & mortgage finance)	330,358	3,996
	IndusInd Bank, Ltd. (Banks)	309,375	4,435
	Jubilant Foodworks, Ltd. (Hotels, restaurants & leisure)	17,753	435
	Kajaria Ceramics, Ltd. (Building products)	111,344	1,353
	LIC Housing Finance, Ltd. (Thrifts & mortgage finance)	471,468	3,374
	Marico, Ltd. (Personal products)	255,647	1,573
	Max India, Ltd. (Insurance)	177,763	1,381
	Motherson Sumi Systems, Ltd. (Auto components)	191,067	674
	MRF, Ltd. (Auto components)	3,170	2,011
	PI Industries, Ltd. (Chemicals)	147,384	1,430
	Pidilite Industries, Ltd. (Chemicals)	55,448	481
	Repco Home Finance, Ltd. (Consumer finance)	185,376	2,081
	Sadbhav Engineering, Ltd. (Construction & engineering)	282,923	1,276
	Supreme Industries, Ltd. (Chemicals)	126,510	1,195
	Torrent Pharmaceuticals, Ltd. (Pharmaceuticals)	112,427	2,574
	Voltas, Ltd. (Construction & engineering)	436,211	1,783
	Yes Bank, Ltd. (Banks)	301,542	3,354
			68,304
	Indonesia—0.4%
	PT Indofood CBP Sukses Makmur Tbk (Food products)	565,000	478
	PT Matahari Department Store Tbk (Multiline retail)	683,000	751
			1,229
	Malaysia—0.3%
	Cahya Mata Sarawak Bhd (Industrial conglomerates)	847,000	992
	Pakistan—3.2%
	D.G. Khan Cement Co., Ltd. (Construction materials)	1,588,500	2,086
	Engro Corporation, Ltd. (Chemicals)	526,500	1,502
	Engro Fertilizers, Ltd. (Chemicals)	841,000	720
*	Engro Foods, Ltd. (Food products)	1,470,500	2,076
	Lucky Cement, Ltd. (Construction materials)	217,200	1,092
	Maple Leaf Cement Factory, Ltd. (Construction materials)	1,009,121	663
	United Bank, Ltd. (Banks)	643,500	899
			9,038
	Philippines—2.6%
	D&L Industries, Inc. (Chemicals)	6,972,700	1,490
	GT Capital Holdings, Inc. (Diversified financial services)	71,020	1,922
	Security Bank Corporation (Banks)	520,030	1,527
	Universal Robina Corporation (Food products)	535,860	2,201

See accompanying Notes to Portfolio of Investments.

Emerging Markets Small Cap Growth

Portfolio of Investments, September 30, 2015 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—78.4%—(continued)
	Philippines—2.6%—(continued)
	Vista Land & Lifescapes, Inc. (Real estate management & development)	3,364,500	$362
			7,502
	South Korea—10.9%
	BGF retail Co., Ltd. (Food & staples retailing)	16,752	2,855
	Cosmax, Inc. (Personal products)	4,447	799
	Hana Tour Service, Inc. (Hotels, restaurants & leisure)	19,806	2,423
	Hanssem Co., Ltd. (Household durables)	24,110	5,807
	Hotel Shilla Co., Ltd. (Specialty retail)	21,452	2,082
	Hyundai Development Co-Engineering & Construction (Construction & engineering)	33,194	1,526
	Kangwon Land, Inc. (Hotels, restaurants & leisure)	66,390	2,369
	KEPCO Plant Service & Engineering Co., Ltd. (Commercial services & supplies)	29,427	3,004
	Korea Investment Holdings Co., Ltd. (Capital markets)	63,653	3,281
	Korea Kolmar Co., Ltd. (Personal products)	27,387	2,283
	Loen Entertainment, Inc. (Media)	10,131	684
	Medy-Tox, Inc. (Biotechnology)	4,118	1,481
	Modetour Network, Inc. (Hotels, restaurants & leisure)	77,101	2,495
			31,089
	Taiwan—12.1%
	Advantech Co., Ltd. (Technology hardware, storage & peripherals)	179,000	1,223
	China Development Financial Holding Corporation (Banks)	4,832,000	1,299
	Cleanaway Co., Ltd. (Commercial services & supplies)	301,000	1,344
*	Cub Elecparts, Inc. (Auto components)	113,000	1,318
	E.Sun Financial Holding Co., Ltd. (Banks)	6,548,611	3,848
	Eclat Textile Co., Ltd. (Textiles, apparel & luxury goods)	306,000	4,832
	Hota Industrial Manufacturing Co., Ltd. (Auto components)	610,000	1,945
	Kung Long Batteries Industrial Co., Ltd. (Electrical equipment)	355,000	1,348
	Makalot Industrial Co., Ltd. (Textiles, apparel & luxury goods)	464,601	3,817
	PChome Online, Inc. (Internet software & services)	138,304	1,588
	Poya Co., Ltd. (Multiline retail)	127,100	1,266
	Sporton International, Inc. (Professional services)	411,757	2,388
	Taiwan Paiho, Ltd. (Textiles, apparel & luxury goods)	1,201,000	3,264
	Tung Thih Electronic Co., Ltd. (Auto components)	231,600	1,583
	Voltronic Power Technology Corporation (Electrical equipment)	269,103	3,490
			34,553
	Thailand—3.3%
	Beauty Community PCL (Specialty retail)	13,477,600	1,686
	Bumrungrad Hospital PCL (Health care providers & services)	180,200	1,072
	Central Plaza Hotel PCL (Hotels, restaurants & leisure)	1,759,400	1,818
	Delta Electronics Thailand PCL (Electronic equipment, instruments & components)	534,800	1,297
	KCE Electronics PCL (Electronic equipment, instruments & components)	1,095,600	1,690
	Major Cineplex Group PCL (Media)	1,569,200	1,384
	Minor International PCL (Hotels, restaurants & leisure)	739,801	586
			9,533

See accompanying Notes to Portfolio of Investments.

Emerging Markets Small Cap Growth

Portfolio of Investments, September 30, 2015 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Latin America—12.1%
	Brazil—3.5%
	CVC Brasil Operadora e Agencia de Viagens S.A. (Hotels, restaurants & leisure)	153,800	$535
	Lojas Renner S.A. (Multiline retail)	610,100	2,832
	Raia Drogasil S.A. (Food & staples retailing)	397,700	3,922
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A (Commercial services & supplies)	231,021	2,667
			9,956
	Mexico—8.6%
	Alsea S.A.B. de C.V. (Hotels, restaurants & leisure)	930,800	2,747
	Banregio Grupo Financiero S.A.B. de C.V. (Banks)	603,108	3,216
*	Controladora Vuela Cia de Aviacion S.A.B. de C.V.—ADR (Airlines)	168,542	2,515
	Credito Real S.A.B. de C.V. SOFOM E.R. (Consumer finance)	918,059	1,794
	Gruma S.A.B. de C.V. Class “B” (Food products)	260,400	3,581
*	Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Transportation infrastructure)	779,509	3,872
	Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class “B” (Transportation infrastructure)	235,200	2,045
	Grupo Lala S.A.B. de C.V. (Food products)	888,190	2,101
	Infraestructura Energetica Nova S.A.B. de C.V. (Gas utilities)	67,500	276
	Megacable Holdings S.A.B. de C.V. (Media)	230,900	840
*	Nemak S.A.B. de C.V.—144A (Auto components)	1,358,500	1,647
			24,634
	Emerging Europe, Mid-East, Africa—8.9%
	Poland—0.1%
	KRUK S.A. (Consumer finance)	7,459	342
	Qatar—0.8%
	Al Meera Consumer Goods Co. (Food & staples retailing)	22,390	1,536
	Qatar Insurance Co. (Insurance)	33,767	863
			2,399
	South Africa—5.3%
	AVI, Ltd. (Food products)	194,798	1,231
	Capitec Bank Holdings, Ltd. (Banks)	63,757	2,305
	Cashbuild, Ltd. (Specialty retail)	47,548	1,046
	Clicks Group, Ltd. (Food & staples retailing)	210,832	1,367
	EOH Holdings, Ltd. (IT services)	131,683	1,411
	Famous Brands, Ltd. (Hotels, restaurants & leisure)	105,891	1,032
	Mr Price Group, Ltd. (Specialty retail)	117,815	1,641
	Pioneer Foods Group, Ltd. (Food products)	171,775	2,426
	PSG Group, Ltd. (Diversified financial services)	101,006	1,622
	Resilient Property Income Fund, Ltd. (Real estate investment trusts (REITs))	141,709	1,186
			15,267
	Turkey—1.6%
	Tofas Turk Otomobil Fabrikasi A.S. (Automobiles)	430,121	2,552
*	Tupras Turkiye Petrol Rafinerileri A.S. (Oil, gas & consumable fuels)	77,021	1,886
			4,438

See accompanying Notes to Portfolio of Investments.

Emerging Markets Small Cap Growth

Portfolio of Investments, September 30, 2015 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Emerging Europe, Mid-East, Africa—8.9%—(continued)
	United Arab Emirates—1.1%
*	Emaar Malls Group PJSC (Real estate management & development)	2,001,917	$1,684
	NMC Health plc (Health care providers & services)	111,344	1,403
			3,087
	Total Common Stocks—99.4% (cost $279,819)		284,506
	Warrants
	Emerging Asia—0.0%
	Thailand—0.0%
*	Srisawad Power 1979 PCL (Consumer finance)	38,340	9
	Total Warrants—0.0% (cost $0)		9
	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.000% dated 9/30/15, due 10/1/15, repurchase price $5,933, collateralized by FHLMC, 2.120%, due 6/2/21	$5,933	5,933
	Total Repurchase Agreement—2.1% (cost $5,933)		5,933
	Total Investments—101.5% (cost $285,752)		290,448
	Liabilities, plus cash and other assets—(1.5)%		(4,172)
	Net assets—100.0%		$286,276

ADR = American Depository Receipt

* Non-income producing securities

† = U.S. listed foreign security

** = Fair valued pursuant to Valuation Procedures adopted by the Board of Trustees. This holding represents 0.45% of the Fund’s net assets at September 30, 2015.

§ = Deemed illiquid pursuant to Liquidity Procedures approved by the Board of Trustees. This holding represents 0.45% of the net assets at September 30, 2015.

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

Emerging Markets Small Cap Growth

Portfolio of Investments, September 30, 2015 (all dollar amounts in thousands) (unaudited)

At September 30, 2015, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Consumer Discretionary	25.7%
Financials	20.5%
Industrials	16.8%
Consumer Staples	12.6%
Health Care	7.8%
Information Technology	6.6%
Materials	4.9%
Utilities	3.9%
Energy	0.7%
Telecommunication Services	0.5%
Total	100.0%

At September 30, 2015, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Indian Rupee	24.0%
Hong Kong Dollar	19.0%
New Taiwan Dollar	12.1%
South Korean Won	10.9%
Mexican Peso	7.8%
South African Rand	5.4%
U.S. Dollar	3.7%
Brazilian Real	3.5%
Thai Baht	3.4%
Pakistan Rupee	3.2%
Philippine Peso	2.6%
Turkish Lira	1.6%
All Other Currencies	2.8%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, September 30, 2015 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
U.S. Government and U.S. Government Agency—48.7%
U.S. Treasury Inflation Indexed Notes/Bonds—5.7%
U.S. Treasury Inflation Indexed Note, 1.875%, due 7/15/19	$2,235	$2,389
U.S. Treasury Inflation Indexed Bond, 3.875%, due 4/15/29	11,614	16,036
Total U.S. Treasury Inflation Indexed Notes/Bonds		18,425
U.S. Treasury—0.6%
U.S. Treasury Strip Principal, 0.000%, due 5/15/20	2,000	1,878
Government National Mortgage Association (GNMA)—0.8%
#623162, 6.500%, due 7/15/18	17	18
#589335, 6.500%, due 10/15/22	29	33
#357322, 7.000%, due 9/15/23	10	11
#616250, 6.000%, due 2/15/24	4	4
#509405, 7.500%, due 8/15/29	1	1
GNR 2004-2 M5, 4.891%, due 7/16/34	31	32
#699118, 6.000%, due 9/15/38	2,241	2,571
Total GNMA Mortgage Obligations		2,670
Federal Home Loan Mortgage Corp. (FHLMC)—6.1%
#G12258, 6.000%, due 8/1/16	2	2
#J04096, 6.500%, due 1/1/17	5	5
#E90398, 7.000%, due 5/1/17	15	15
#G11549, 7.000%, due 7/1/17	1	1
#G90027, 6.000%, due 11/17/17	4	4
#G30093, 7.000%, due 12/1/17	5	5
#O20005, 6.500%, due 1/1/18	4	4
#E96940, 4.500%, due 6/1/18	24	24
#G30254, 6.500%, due 5/1/19	6	6
#J02986, 6.500%, due 7/1/21	19	21
#G30255, 7.000%, due 7/1/21	5	5
#G30243, 6.000%, due 12/1/21	5	6
#G12720, 5.500%, due 6/1/22	52	56
#D95621, 6.500%, due 7/1/22	31	36
#G14150, 4.500%, due 4/1/26	102	109
#J16051, 4.500%, due 7/1/26	1,082	1,163
#G02183, 6.500%, due 3/1/30	36	41
#G01728, 7.500%, due 7/1/32	141	175
#C01385, 6.500%, due 8/1/32	120	143
#A13303, 5.000%, due 9/1/33	499	557
#C01623, 5.500%, due 9/1/33	147	164
#A15039, 5.500%, due 10/1/33	2	3
#A17603, 5.500%, due 1/1/34	2,364	2,690
#G01705, 5.500%, due 6/1/34	1,037	1,181
#G01843, 6.000%, due 6/1/35	27	31
#G02141, 6.000%, due 3/1/36	728	832
#A62179, 6.000%, due 6/1/37	313	358
#A63539, 6.000%, due 7/1/37	413	471
#A62858, 6.500%, due 7/1/37	184	215
#G03170, 6.500%, due 8/1/37	342	391
#A66843, 6.500%, due 10/1/37	1,100	1,293

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, September 30, 2015 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
U.S. Government and U.S. Government Agency—(continued)
Federal Home Loan Mortgage Corp. (FHLMC)—(continued)
#G04053, 5.500%, due 3/1/38	$747	$832
#A78138, 5.500%, due 6/1/38	470	534
#G04466, 5.500%, due 7/1/38	1,177	1,338
#G04544, 6.000%, due 8/1/38	968	1,104
#A81799, 6.500%, due 9/1/38	783	896
#A86143, 5.000%, due 5/1/39	68	75
#G05875, 5.500%, due 2/1/40	920	1,036
#G06017, 5.500%, due 6/1/40	231	262
#C03665, 9.000%, due 4/1/41	917	1,123
#G06583, 5.000%, due 6/1/41	2,314	2,595
Total FHLMC Mortgage Obligations		19,802
Federal National Mortgage Association (FNMA)—35.5%
#576553, 8.000%, due 2/1/16	1	1
#679247, 7.000%, due 8/1/17	2	2
#689612, 5.000%, due 5/1/18	57	59
#695910, 5.000%, due 5/1/18	131	136
#697593, 5.000%, due 5/1/18	117	122
#251960, 6.000%, due 9/1/18	2	2
#770395, 5.000%, due 4/1/19	4	4
#788424, 5.500%, due 9/1/19	20	21
#835563, 7.000%, due 10/1/20	16	18
#900725, 6.000%, due 8/1/21	44	48
#893325, 7.000%, due 9/1/21	18	19
#735104, 7.000%, due 5/1/22	3	3
#889342, 5.000%, due 3/1/23	62	66
#AA2924, 4.500%, due 4/1/24	309	331
#AC1848, 4.500%, due 9/1/24	434	466
#932095, 4.000%, due 11/1/24	1,633	1,759
#AD8164, 4.000%, due 8/1/25	715	761
#AB1459, 4.000%, due 9/1/25	320	345
#255956, 5.500%, due 10/1/25	22	25
#AH2671, 4.000%, due 1/1/26	1,303	1,404
#AI4872, 4.500%, due 6/1/26	469	504
#AL2851, 4.000%, due 8/1/26	565	609
#AI9811, 4.500%, due 8/1/26	285	306
#AJ3203, 4.000%, due 10/1/26	124	133
#AJ7724, 4.000%, due 12/1/26	979	1,055
#AJ9402, 4.000%, due 12/1/26	1,373	1,479
#AK7384, 4.000%, due 3/1/27	1,152	1,242
#AB4818, 4.000%, due 4/1/27	730	787
#AL2590, 4.000%, due 7/1/27	3,346	3,606
#AV6413, 4.000%, due 2/1/29	3,768	4,059
#252925, 7.500%, due 12/1/29	2	2
#535977, 6.500%, due 4/1/31	10	12
#253907, 7.000%, due 7/1/31	2	2
#587849, 6.500%, due 11/1/31	17	19
#545437, 7.000%, due 2/1/32	66	78
#545759, 6.500%, due 7/1/32	610	712
#545869, 6.500%, due 7/1/32	1,973	2,365

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, September 30, 2015 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
U.S. Government and U.S. Government Agency—(continued)
Federal National Mortgage Association (FNMA)—(continued)
#678007, 6.000%, due 9/1/32	$9	$10
#670385, 6.500%, due 9/1/32	918	1,066
#254548, 5.500%, due 12/1/32	65	73
#684601, 6.000%, due 3/1/33	670	771
#703391, 5.000%, due 5/1/33	208	233
#708993, 5.000%, due 6/1/33	34	38
#730131, 5.000%, due 8/1/33	66	75
#727056, 5.000%, due 9/1/33	440	495
#741850, 5.500%, due 9/1/33	739	838
#739243, 6.000%, due 9/1/33	785	895
#739331, 6.000%, due 9/1/33	419	479
#555800, 5.500%, due 10/1/33	73	82
#555946, 5.500%, due 11/1/33	386	441
#756153, 5.500%, due 11/1/33	741	841
#AL3455, 5.500%, due 11/1/33	8,393	9,594
#725017, 5.500%, due 12/1/33	67	76
#AL3380, 5.500%, due 1/1/34	1,063	1,214
#763798, 5.500%, due 3/1/34	111	126
#776964, 5.000%, due 4/1/34	308	346
#725611, 5.500%, due 6/1/34	142	160
#783786, 5.500%, due 7/1/34	138	158
#786546, 6.000%, due 7/1/34	287	325
#787816, 6.000%, due 7/1/34	421	483
#745563, 5.500%, due 8/1/34	819	928
#794474, 6.000%, due 10/1/34	54	62
#745092, 6.500%, due 7/1/35	465	550
#357944, 6.000%, due 9/1/35	28	32
#829306, 6.000%, due 9/1/35	345	396
#836140, 5.500%, due 10/1/35	68	78
#843487, 6.000%, due 10/1/35	126	145
#849191, 6.000%, due 1/1/36	189	217
#745349, 6.500%, due 2/1/36	425	513
#888305, 7.000%, due 3/1/36	13	16
#895637, 6.500%, due 5/1/36	116	132
#831540, 6.000%, due 6/1/36	40	46
#745802, 6.000%, due 7/1/36	210	242
#886220, 6.000%, due 7/1/36	422	481
#AL3449, 6.000%, due 7/1/36	2,112	2,430
#893318, 6.500%, due 8/1/36	43	49
#831926, 6.000%, due 12/1/36	13	15
#902974, 6.000%, due 12/1/36	327	372
#909480, 6.000%, due 2/1/37	355	407
#888418, 5.500%, due 5/1/37	559	639
#938440, 6.000%, due 7/1/37	138	157
#928561, 6.000%, due 8/1/37	286	327
#948689, 6.000%, due 8/1/37	248	283
#888703, 6.500%, due 8/1/37	5,549	6,497
#946646, 6.000%, due 9/1/37	93	106
#888967, 6.000%, due 12/1/37	969	1,114
#AL0904, 5.500%, due 1/1/38	74	84
#889385, 6.000%, due 2/1/38	225	258

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, September 30, 2015 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
U.S. Government and U.S. Government Agency—(continued)
Federal National Mortgage Association (FNMA)—(continued)
#962058, 6.500%, due 3/1/38		$1,779	$2,099
#934006, 6.500%, due 9/1/38		518	615
#986856, 6.500%, due 9/1/38		280	332
#AL5817, 6.000%, due 11/1/38		2,001	2,286
#991911, 7.000%, due 11/1/38		310	379
#AL3775, 5.000%, due 1/1/39		2,357	2,649
#AA7611, 5.000%, due 5/1/39		1,100	1,239
#AA8443, 5.000%, due 6/1/39		248	278
#AA8587, 5.500%, due 7/1/39		4,477	5,120
#931492, 6.000%, due 7/1/39		227	261
#AA6898, 6.000%, due 7/1/39		822	946
#931801, 5.000%, due 8/1/39		1,030	1,157
#AC1619, 5.500%, due 8/1/39		613	693
#AD0315, 6.500%, due 8/1/39		3,809	4,354
#932279, 5.000%, due 12/1/39		117	131
#AC9569, 5.000%, due 2/1/40		1,847	2,083
#932638, 5.000%, due 3/1/40		218	243
#932751, 5.000%, due 4/1/40		5,043	5,685
#AE0082, 5.000%, due 5/1/40		626	699
#AB1146, 5.000%, due 6/1/40		128	143
#AD7531, 5.500%, due 6/1/40		298	341
#AB1200, 5.500%, due 7/1/40		1,611	1,839
#AD7137, 5.500%, due 7/1/40		5,662	6,470
#AL0028, 5.000%, due 2/1/41		3,243	3,646
#AL5815, 5.500%, due 4/1/41		4,259	4,867
#AI6071, 5.000%, due 6/1/41		2,417	2,725
#AL0913, 6.000%, due 7/1/41		2,963	3,344
#AK2733, 5.000%, due 2/1/42		2,453	2,765
Total FNMA Mortgage Obligations			115,346
Asset-Backed Securities—4.6%
Hertz Vehicle Financing LLC—144A, 2013-1A, Tranche B1, 1.860%, 8/25/17	Baa1	3,450	3,452
GE Capital Credit Card Master Note Trust, 2012-6, Tranche B, 1.830%, 8/17/20	AA+	3,000	3,020
American Express Credit Account Master Trust, 2008-2, Tranche A, 1.467%, 9/15/20, VRN	AAA	3,000	3,065
Centre Point Funding LLC—144A, 2012-2A, Tranche 1, 2.610%, 8/20/21	Baa2	3,227	3,219
SLM Private Education Loan Trust—144A, 2011-A, Tranche A3, 2.707%, 1/15/43, VRN	AAA	2,000	2,116
Total Asset-Backed Securities			14,872

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, September 30, 2015 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Corporate Obligations—43.4%
Penske Truck Leasing Co. L.P.—144A, 3.750%, due 5/11/17	BBB+	$3,000	$3,091
Toll Brothers Finance Corporation, 8.910%, due 10/15/17	BBB-	1,050	1,184
Morgan Stanley, 6.625%, due 4/1/18	A	3,000	3,342
The Goldman Sachs Group, Inc., 1.497%, due 4/30/18, VRN	A	3,000	3,028
Bank of America Corporation, 6.875%, due 11/15/18	A	1,100	1,255
Glencore Funding LLC—144A, 1.649%, due 1/15/19, VRN	BBB	1,500	1,227
Petrobras Global Finance BV, 2.429%, due 1/15/19, VRN	BBB-	2,900	2,008
CSX Corporation, 7.375%, due 2/1/19	BBB+	1,370	1,601
Cemex S.A.B. de C.V.—144A, 5.875%, due 3/25/19	BB-	1,500	1,466
Baidu, Inc., 2.750%, due 6/9/19	A	1,707	1,697
Roper Industries, Inc., 6.250%, due 9/1/19	BBB	1,850	2,101
Republic Services, Inc., 5.500%, due 9/15/19	BBB+	1,725	1,929
Boston Properties L.P., 5.875%, due 10/15/19	A-	2,800	3,177
Toll Brothers Finance Corporation, 6.750%, due 11/1/19	BBB-	500	570
Ford Motor Credit Co. LLC, 8.125%, due 1/15/20	BBB-	2,500	2,999
Georgia-Pacific LLC—144A, 5.400%, due 11/1/20	A+	3,000	3,365
United Continental Holdings, Inc., 6.000%, due 12/1/20	BB-	1,425	1,489
Standard Pacific Corporation, 8.375%, due 1/15/21	BB-	1,750	2,065
ArcelorMittal, 6.250%, due 3/1/21	Ba1	1,600	1,449
JBS USA LLC / JBS USA Finance, Inc.—144A, 7.250%, due 6/1/21	BB+	1,500	1,564
O’Reilly Automotive, Inc., 4.625%, due 9/15/21	BBB+	2,500	2,705
Fresenius Medical Care US Finance II, Inc.—144A, 5.875%, due 1/31/22	BB+	1,000	1,078
Ball Corporation, 5.000%, due 3/15/22	BB+	1,725	1,738
Masco Corporation, 5.950%, due 3/15/22	BBB	3,000	3,289

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, September 30, 2015 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Corporate Obligations—(continued)
The Kroger Co., 3.400%, due 4/15/22	BBB	$2,600	$2,654
United Rentals North America, Inc., 7.625%, due 4/15/22	BB-	1,525	1,624
Discover Financial Services, 5.200%, due 4/27/22	BBB+	3,000	3,205
The Goodyear Tire & Rubber Co., 7.000%, due 5/15/22	BB	2,000	2,132
Triumph Group, Inc., 5.250%, due 6/1/22	Ba3	1,750	1,619
Penske Automotive Group, Inc., 5.750%, due 10/1/22	B+	1,500	1,511
American Axle & Manufacturing, Inc., 6.625%, due 10/15/22	BB-	1,550	1,566
Jones Lang LaSalle, Inc., 4.400%, due 11/15/22	BBB+	1,750	1,809
Jaguar Land Rover Automotive plc—144A, 5.625%, due 2/1/23	BB	1,500	1,479
Wyndham Worldwide Corporation, 3.900%, due 3/1/23	BBB-	2,500	2,436
Avis Budget Car Rental LLC, 5.500%, due 4/1/23	B+	1,525	1,482
Toll Brothers Finance Corporation, 4.375%, due 4/15/23	BBB-	1,300	1,284
Wells Fargo & Co., 4.480%, due 1/16/24	A+	3,000	3,153
Fibria Overseas Finance, Ltd., 5.250%, due 5/12/24	BBB-	2,500	2,412
BRF S.A.—144A, 4.750%, due 5/22/24	BBB	2,000	1,900
Banco Inbursa S.A. Institucion de Banca Multiple—144A, 4.125%, due 6/6/24	BBB+	2,000	1,942
Grupo Bimbo S.A.B. de C.V.—144A, 3.875%, due 6/27/24	BBB	2,000	1,942
Synchrony Financial, 4.250%, due 8/15/24	BBB-	3,000	2,994
Owens Corning, 4.200%, due 12/1/24	BBB-	3,200	3,185
USG Corp.—144A, 5.500%, due 3/1/25	BB	1,500	1,502
Valeant Pharmaceuticals International, Inc.—144A, 6.125%, due 4/15/25	B1	1,500	1,433
Embraer Netherlands Finance BV, 5.050%, due 6/15/25	BBB	2,100	1,948
Seagate HDD Cayman—144A, 4.875%, due 6/1/27	BBB-	2,000	1,864
The Kroger Co., 8.000%, due 9/15/29	BBB	450	620

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, September 30, 2015 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Corporate Obligations—(continued)
Comcast Corporation, 6.450%, due 3/15/37	A-	$1,650	$2,092
DP World Ltd.—144A, 6.850%, due 7/2/37	Baa3	2,000	2,125
JPMorgan Chase & Co., 6.400%, due 5/15/38	A+	2,300	2,891
Philip Morris International, Inc., 6.375%, due 5/16/38	A	2,175	2,716
Burlington Northern Santa Fe LLC, 5.750%, due 5/1/40	A3	3,000	3,441
Petroleos Mexicanos, 6.500%, due 6/2/41	A3	1,925	1,780
Express Scripts Holding Co., 6.125%, due 11/15/41	BBB+	3,000	3,474
Gilead Sciences, Inc., 5.650%, due 12/1/41	A-	2,775	3,140
Citigroup, Inc., 5.875%, due 1/30/42	A	3,000	3,501
Bank of America Corporation, 5.875%, due 2/7/42	A	2,375	2,787
Odebrecht Finance Ltd.—144A, 7.125%, due 6/26/42	BBB-	2,000	1,115
American International Group, Inc., 4.500%, due 7/16/44	A-	3,000	2,957
Mexichem S.A.B. de C.V.—144A, 5.875%, due 9/17/44	BBB	2,000	1,700
Northrop Grumman Corporation, 3.850%, due 4/15/45	BBB+	3,000	2,711
ERP Operating L.P., 4.500%, due 6/1/45	A-	800	811
AT&T, Inc., 4.750%, due 5/15/46	A-	3,100	2,851
Credit Suisse Group AG—144A, 6.250%, due 12/29/49, VRN	BB+	1,000	941
HSBC Holdings plc, 6.375%, due 12/29/49, VRN	BBB	3,000	2,872
Total Corporate Obligations			141,018
Total Long-Term Investments—96.7% (cost $312,607)			314,011
Repurchase Agreement
Fixed Income Clearing Corporation, 0.000% dated 9/30/15, due 10/1/15, repurchase price $7,215, collateralized by U.S. Treasury Bond, 3.375%, due 5/15/44		7,215	7,215
Total Repurchase Agreement—2.2% (cost $7,215)			7,215

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, September 30, 2015 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
U.S. Government and U.S. Government Agency
U.S. Treasury Bill, 0.002%, due 1/14/16(a)	$200	$200
Total U.S. Government and U.S. Government Agency—0.1% (cost $200)		200
Purchased Option—0.0%
Eurodollar Future, September 2016, Strike $97, Put	300	2
Total Purchased Option—0.0% (cost $95)		2
Total Investments—99.0% (cost $320,117)		321,428
Cash and other assets, less liabilities—1.0%		3,129
Net assets—100.0%		$324,557

NRSRO = Nationally Recognized Statistical Rating Organization—The credit quality ratings of the securities in the Fund reflect the highest category rating by either Fitch Ratings, Moody’s Investors Service Inc., or Standard & Poor’s, a division of the McGraw-Hill Companies, Inc.

The obligations of certain U. S. Government-sponsored securities are neither issued nor guaranteed by the U. S. Treasury.

VRN = Variable Rate Note

(a) Security, or portion of security, is segregated as collateral for the credit default swap aggregating a total value of $168 (in thousands).

Centrally Cleared Credit Default Swap

Reference Entity	Buy/Sell Protection	Fixed Deal Pay Rate	Maturity Date	Cleared Exchange	Notional Amount	Unrealized Appreciation (Depreciation)
CDX.IG-25	Buy	1.00%	December 2020	CME	$15,000	$(2)

See accompanying Notes to Portfolio of Investments.

Income Fund

Portfolio of Investments, September 30, 2015 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
U.S. Government and U.S. Government Agency—59.4%
U.S. Treasury Inflation Indexed Notes/Bonds—4.6%
U.S. Treasury Inflation Indexed Note, 1.875%, due 7/15/19	$1,118	$1,195
U.S. Treasury Inflation Indexed Note, 1.125%, due 1/15/21	3,273	3,404
Total U.S. Treasury Inflation Indexed Notes/Bonds		4,599
U.S. Treasury—0.9%
U.S. Treasury Strip Principal, 0.000%, due 5/15/20	1,000	939
Government National Mortgage Association (GNMA)—0.1%
#780405, 9.500%, due 11/15/17	12	13
#357322, 7.000%, due 9/15/23	34	37
Total GNMA Mortgage Obligations		50
Federal Home Loan Mortgage Corp. (FHLMC)—10.3%
#J02184, 8.000%, due 4/1/16	1	1
#M30028, 5.500%, due 5/1/17	1	1
#E90398, 7.000%, due 5/1/17	100	103
#E97112, 4.000%, due 5/1/18	43	45
#D95621, 6.500%, due 7/1/22	817	935
#J13022, 4.000%, due 9/1/25	638	672
#J16051, 4.500%, due 7/1/26	1,240	1,332
#A17603, 5.500%, due 1/1/34	828	942
#A45790, 7.500%, due 5/1/35	143	168
#G02141, 6.000%, due 3/1/36	364	417
#G03201, 6.500%, due 6/1/37	235	274
#A66843, 6.500%, due 10/1/37	399	468
#A81799, 6.500%, due 9/1/38	439	503
#G06964, 5.500%, due 11/1/38	1,328	1,512
#G05875, 5.500%, due 2/1/40	184	207
#C03665, 9.000%, due 4/1/41	445	544
#G06583, 5.000%, due 6/1/41	1,821	2,043
Total FHLMC Mortgage Obligations		10,167
Federal National Mortgage Association (FNMA)—43.5%
#576554, 8.000%, due 1/1/16	11	11
#576553, 8.000%, due 2/1/16	14	14
#735569, 8.000%, due 10/1/16	9	9
#725410, 7.500%, due 4/1/17	3	3
#643217, 6.500%, due 6/1/17	38	39
#679247, 7.000%, due 8/1/17	117	121
#695910, 5.000%, due 5/1/18	136	141
#740847, 6.000%, due 10/1/18	78	81
#323501, 6.500%, due 1/1/19	28	32
#751313, 5.000%, due 3/1/19	151	158
#852864, 7.000%, due 7/1/20	465	498
#458147, 10.000%, due 8/15/20	64	70
#835563, 7.000%, due 10/1/20	177	190
#831430, 5.500%, due 3/1/21	292	313
#735574, 8.000%, due 3/1/22	143	155
#679253, 6.000%, due 10/1/22	382	432

See accompanying Notes to Portfolio of Investments.

Income Fund

Portfolio of Investments, September 30, 2015 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
U.S. Government and U.S. Government Agency—(continued)
Federal National Mortgage Association (FNMA)—(continued)
FNR G93-19 SH, 11.234%, due 4/25/23, VRN	$11	$16
#982878, 4.500%, due 5/1/23	268	287
#AC5124, 4.000%, due 11/1/24	849	915
#932095, 4.000%, due 11/1/24	4,620	4,976
#932100, 4.500%, due 11/1/24	1,137	1,223
#AC6257, 4.000%, due 12/1/24	936	1,008
#AC0596, 4.000%, due 12/1/24	254	273
#AD4073, 4.000%, due 5/1/25	129	136
#935995, 4.000%, due 6/1/25	121	130
#AD4677, 4.000%, due 6/1/25	868	935
#AE1176, 4.000%, due 8/1/25	361	381
#255956, 5.500%, due 10/1/25	67	75
#AL2851, 4.000%, due 8/1/26	2,827	3,045
#AI9811, 4.500%, due 8/1/26	534	574
#AJ3203, 4.000%, due 10/1/26	1,235	1,331
#AJ7724, 4.000%, due 12/1/26	1,045	1,126
#256639, 5.000%, due 2/1/27	13	14
#AB4818, 4.000%, due 4/1/27	2,258	2,433
#AL2590, 4.000%, due 7/1/27	1,787	1,926
#806458, 8.000%, due 6/1/28	153	176
#880155, 8.500%, due 7/1/29	223	262
#797846, 7.000%, due 3/1/32	128	134
#745519, 8.500%, due 5/1/32	162	194
#654674, 6.500%, due 9/1/32	64	73
#733897, 6.500%, due 12/1/32	243	278
#688034, 5.500%, due 3/1/33	197	222
#254693, 5.500%, due 4/1/33	10	12
#555531, 5.500%, due 6/1/33	106	119
#711736, 5.500%, due 6/1/33	115	129
#555591, 5.500%, due 7/1/33	17	19
#762505, 5.500%, due 11/1/33	172	195
#AL3455, 5.500%, due 11/1/33	2,465	2,818
#776964, 5.000%, due 4/1/34	461	518
#725424, 5.500%, due 4/1/34	109	123
#824463, 5.500%, due 7/1/35	209	233
#888884, 5.500%, due 12/1/35	226	258
#886220, 6.000%, due 7/1/36	301	343
#AL3449, 6.000%, due 7/1/36	1,207	1,389
#888703, 6.500%, due 8/1/37	1,188	1,391
#928658, 6.500%, due 9/1/37	41	49
#889385, 6.000%, due 2/1/38	524	601
#962058, 6.500%, due 3/1/38	615	726
#AL5817, 6.000%, due 11/1/38	1,225	1,400
#991911, 7.000%, due 11/1/38	198	242
#AA8587, 5.500%, due 7/1/39	1,026	1,173
#AD0315, 6.500%, due 8/1/39	402	459
#AC3237, 5.000%, due 10/1/39	183	205
#AC6156, 5.500%, due 11/1/39	2,407	2,776
#AC9569, 5.000%, due 2/1/40	264	297
#AB1200, 5.500%, due 7/1/40	537	613
#AL0028, 5.000%, due 2/1/41	1,384	1,556

See accompanying Notes to Portfolio of Investments.

Income Fund

Portfolio of Investments, September 30, 2015 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
U.S. Government and U.S. Government Agency—(continued)
Federal National Mortgage Association (FNMA)—(continued)
#AL5815, 5.500%, due 4/1/41		$852	$973
Total FNMA Mortgage Obligations			43,027
Asset-Backed Securities—9.1%
Hertz Vehicle Financing LLC—144A, 2013-1A, Tranche B1, 1.860%, 8/25/17	Baa1	1,000	1,001
Nissan Master Owner Trust Receivables, 2013-A, Tranche A, 0.507%, 2/15/18, VRN	Aaa	1,000	1,000
Harley-Davidson Motorcycle Trust, 2014-1, Tranche A2B, 0.377%, 4/15/18, VRN	AAA	371	370
Harley-Davidson Motorcycle Trust, 2015-2, Tranche A2B, 0.457%, 1/15/19, VRN	AAA	2,100	2,098
Citibank Credit Card Issuance Trust, 2008-A2, Tranche A2, 1.345%, 1/23/20, VRN	AAA	1,225	1,248
GE Capital Credit Card Master Note Trust, 2012-6, Tranche B, 1.830%, 8/17/20	AA+	1,705	1,716
American Express Credit Account Master Trust, 2008-2, Tranche A, 1.467%, 9/15/20, VRN	AAA	1,000	1,022
SLM Private Education Loan Trust—144A, 2011-A, Tranche A3, 2.707%, 1/15/43, VRN	AAA	500	529
Total Asset-Backed Securities			8,984
Corporate Obligations—27.3%
Bank of America Corporation, 1.139%, due 3/22/16, VRN	A	1,000	1,002
JPMorgan Chase & Co., 6.125%, due 6/27/17	A	1,000	1,075
Macquarie Group Ltd.—144A, 4.875%, due 8/10/17	A3	1,000	1,050
Morgan Stanley, 6.625%, due 4/1/18	A	1,000	1,114
The Goldman Sachs Group, Inc., 1.497%, due 4/30/18, VRN	A	1,250	1,261
Simon Property Group L.P., 6.125%, due 5/30/18	A	1,000	1,106
Bank of America Corporation, 6.875%, due 11/15/18	A	1,000	1,141
Honeywell International, Inc., 5.000%, due 2/15/19	A	750	833
Citigroup, Inc., 8.500%, due 5/22/19	A	1,000	1,208
Burlington Northern Santa Fe LLC, 4.700%, due 10/1/19	A3	1,000	1,100
Boston Properties L.P., 5.875%, due 10/15/19	A-	1,000	1,135

See accompanying Notes to Portfolio of Investments.

Income Fund

Portfolio of Investments, September 30, 2015 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Corporate Obligations—(continued)
HCA, Inc., 4.250%, due 10/15/19	BBB-	$750	$758
DP World, Ltd.—144A, 3.250%, due 5/18/20	Baa3	250	250
Georgia-Pacific LLC—144A, 5.400%, due 11/1/20	A+	1,000	1,122
Capital One Financial Corporation, 4.750%, due 7/15/21	A-	1,000	1,092
General Electric Capital Corporation, 4.650%, due 10/17/21	AA+	1,000	1,126
Gilead Sciences, Inc., 4.400%, due 12/1/21	A-	1,000	1,084
Masco Corporation, 5.950%, due 3/15/22	BBB	750	822
American International Group, Inc., 4.875%, due 6/1/22	A-	1,000	1,105
Jones Lang LaSalle, Inc., 4.400%, due 11/15/22	BBB+	658	680
Wyndham Worldwide Corporation, 3.900%, due 3/1/23	BBB-	750	731
Toll Brothers Finance Corporation, 4.375%, due 4/15/23	BBB-	850	839
Wells Fargo & Co., 4.480%, due 1/16/24	A+	1,000	1,051
Fibria Overseas Finance, Ltd., 5.250%, due 5/12/24	BBB-	750	724
BRF S.A.—144A, 4.750%, due 5/22/24	BBB	750	712
Grupo Bimbo S.A.B. de C.V.—144A, 3.875%, due 6/27/24	BBB	750	728
Embraer Netherlands Finance BV, 5.050%, due 6/15/25	BBB	600	557
Seagate HDD Cayman—144A, 4.875%, due 6/1/27	BBB-	500	466
Crown Castle Towers LLC—144A, 6.113%, due 1/15/40	A2	1,000	1,130
Total Corporate Obligations			27,002
Total Long-Term Investments—95.8% (cost $94,315)			94,768

See accompanying Notes to Portfolio of Investments.

Income Fund

Portfolio of Investments, September 30, 2015 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount/ Contracts	Value
Repurchase Agreement
Fixed Income Clearing Corporation, 0.000% dated 9/30/15, due 10/1/15, repurchase price $3,662, collateralized by U.S. Treasury Bond, 3.375%, due 5/15/44	$3,662	$3,662
Total Repurchase Agreement—3.7% (cost $3,662)		3,662
Purchased Option—0.0%
Eurodollar Future, September 2016, Strike $97, Put	150	1
Total Purchased Option—0.0% (cost $47)		1
Total Investments—99.5% (cost $98,024)		98,431
Cash and other assets, less liabilities—0.5%		536
Net assets—100.0%		$98,967

VRN = Variable Rate Note

NRSRO = Nationally Recognized Statistical Rating Organization—The credit quality ratings of the securities in the Fund reflect the highest category rating by either Fitch Ratings, Moody’s Investors Service Inc., or Standard & Poor’s, a division of the McGraw-Hill Companies, Inc.

The obligations of certain U. S. Government-sponsored securities are neither issued nor guaranteed by the U. S. Treasury.

See accompanying Notes to Portfolio of Investments.

Low Duration Fund

Portfolio of Investments, September 30, 2015 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
U.S. Government and U.S. Government Agency—54.3%
Government National Mortgage Association (GNMA)—1.1%
GNR 2011-24 VA, 3.500%, due 2/20/16	$167	$168
1999-42, Tranche Z, 8.000%, due 11/16/29	1,194	1,389
Total GNMA Mortgage Obligations		1,557
Federal Home Loan Mortgage Corp. (FHLMC)—16.6%
#E95760, 4.500%, due 4/1/18	6	7
#E99582, 5.000%, due 9/1/18	12	12
#B11362, 5.500%, due 12/1/18	26	27
#B11849, 5.500%, due 1/1/19	73	77
#B13870, 4.500%, due 5/1/19	57	59
#G11604, 5.000%, due 7/1/19	68	71
#G11596, 5.500%, due 8/1/19	57	60
#G11605, 5.500%, due 9/1/19	32	34
#J02537, 5.000%, due 9/1/20	52	55
#G11836, 5.500%, due 12/1/20	17	18
#G12113, 5.500%, due 5/1/21	162	176
#E02322, 5.500%, due 5/1/22	37	41
#G13124, 6.000%, due 12/1/22	113	126
#J06871, 5.500%, due 1/1/23	95	102
#J08450, 5.500%, due 7/1/23	44	48
#J08703, 5.500%, due 9/1/23	97	105
#J10351, 4.000%, due 7/1/24	183	197
#C00351, 8.000%, due 7/1/24	67	80
#J10600, 4.000%, due 8/1/24	12	13
#G13695, 4.000%, due 9/1/24	792	852
#J11208, 5.000%, due 11/1/24	112	121
#G00363, 8.000%, due 6/1/25	96	109
#J12853, 4.000%, due 8/1/25	118	127
#C80329, 8.000%, due 8/1/25	21	24
#J14491, 4.000%, due 2/1/26	4,028	4,330
#J16051, 4.500%, due 7/1/26	2,708	2,910
#G30348, 6.000%, due 7/1/27	1,427	1,633
#G04424, 6.000%, due 6/1/38	103	116
#G04778, 6.000%, due 7/1/38	120	138
#A81372, 6.000%, due 8/1/38	50	58
#G04544, 6.000%, due 8/1/38	484	552
#G04687, 6.000%, due 9/1/38	131	152
#G04745, 6.000%, due 9/1/38	67	78
#A81799, 6.500%, due 9/1/38	412	472
#G06085, 6.500%, due 9/1/38	18	20
#G06964, 5.500%, due 11/1/38	3,873	4,410
#G05723, 6.500%, due 11/1/38	1,874	2,182
#G05875, 5.500%, due 2/1/40	221	249
#A92646, 5.500%, due 6/1/40	307	345
#G06017, 5.500%, due 6/1/40	1,513	1,711
#4122, Tranche FP, 0.607%, due 10/15/42, VRN	1,032	1,035
Total FHLMC Mortgage Obligations		22,932

See accompanying Notes to Portfolio of Investments.

Low Duration Fund

Portfolio of Investments, September 30, 2015 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
U.S. Government and U.S. Government Agency—(continued)
Federal National Mortgage Association (FNMA)—36.6%
#672953, 5.000%, due 12/1/17	$9	$9
#888979, 6.000%, due 12/1/17	3	3
#678938, 5.500%, due 2/1/18	48	50
#695838, 5.500%, due 4/1/18	24	25
#697593, 5.000%, due 5/1/18	78	81
#709848, 5.000%, due 6/1/18	45	47
#656573, 5.000%, due 6/1/18	60	63
#705741, 5.000%, due 6/1/18	41	42
#728715, 5.000%, due 7/1/18	106	110
#711991, 5.000%, due 8/1/18	57	60
#257378, 5.000%, due 9/1/18	13	14
#743183, 5.000%, due 10/1/18	26	27
#749596, 5.000%, due 11/1/18	99	103
#753866, 6.000%, due 12/1/18	154	162
#761246, 5.000%, due 1/1/19	138	144
#766059, 5.500%, due 2/1/19	110	115
#766276, 5.000%, due 3/1/19	323	338
#751313, 5.000%, due 3/1/19	66	69
#779363, 5.000%, due 6/1/19	32	33
#785259, 5.000%, due 8/1/19	126	132
#788424, 5.500%, due 9/1/19	78	82
#761489, 5.500%, due 9/1/19	75	79
#725953, 5.000%, due 10/1/19	41	43
#745877, 5.000%, due 1/1/20	90	94
#357865, 5.000%, due 7/1/20	84	89
#888105, 5.000%, due 8/1/20	6	7
#357978, 5.000%, due 9/1/20	102	109
#745735, 5.000%, due 3/1/21	341	365
#879607, 5.500%, due 4/1/21	54	58
#831497, 6.000%, due 4/1/21	176	188
#831525, 5.500%, due 6/1/21	71	77
#880993, 6.000%, due 1/1/22	14	15
#972934, 5.500%, due 2/1/23	178	194
#889342, 5.000%, due 3/1/23	67	71
#982878, 4.500%, due 5/1/23	242	259
#889670, 5.500%, due 6/1/23	70	77
#555734, 5.000%, due 7/1/23	497	547
#AE0011, 5.500%, due 9/1/23	85	92
#747339, 5.500%, due 10/1/23	263	294
#934808, 4.500%, due 3/1/24	117	125
#AA4519, 4.500%, due 3/1/24	865	915
#AA5028, 4.500%, due 4/1/24	206	221
#AA5999, 4.500%, due 5/1/24	1,383	1,487
#190988, 9.000%, due 6/1/24	62	68
#AC6600, 4.500%, due 11/1/24	51	55
#AL3422, 5.000%, due 1/1/25	822	892
#AE1176, 4.000%, due 8/1/25	406	428
#AI4856, 4.500%, due 6/1/26	1,786	1,908
#AI4872, 4.500%, due 6/1/26	70	76
#AL2851, 4.000%, due 8/1/26	3,958	4,263
#AL2590, 4.000%, due 7/1/27	4,677	5,040

See accompanying Notes to Portfolio of Investments.

Low Duration Fund

Portfolio of Investments, September 30, 2015 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
U.S. Government and U.S. Government Agency—(continued)
Federal National Mortgage Association (FNMA)—(continued)
#AL3455, 5.500%, due 11/1/33		$587	$671
#759336, 6.000%, due 1/1/34		1,852	2,127
#829306, 6.000%, due 9/1/35		52	60
#AL3449, 6.000%, due 7/1/36		1,931	2,222
#886762, 7.000%, due 9/1/36		488	580
#831926, 6.000%, due 12/1/36		849	970
#899057, 6.000%, due 3/1/37		95	108
#928574, 6.000%, due 7/1/37		188	213
#948637, 6.500%, due 8/1/37		585	669
#888703, 6.500%, due 8/1/37		4,439	5,197
#965534, 6.000%, due 1/1/38		82	93
#889385, 6.000%, due 2/1/38		749	859
#933555, 6.000%, due 3/1/38		62	70
#975649, 6.000%, due 7/1/38		169	192
#889987, 5.500%, due 8/1/38		119	136
#AA8706, 5.500%, due 6/1/39		2,996	3,393
#AD0315, 6.500%, due 8/1/39		874	999
#AC0505, 5.500%, due 9/1/39		941	1,073
#AC3270, 5.500%, due 9/1/39		1,988	2,289
#AD3360, 5.500%, due 5/1/40		2,398	2,709
#AD8810, 5.500%, due 6/1/40		944	1,076
#AD8351, 5.500%, due 6/1/40		129	147
#AB1200, 5.500%, due 7/1/40		67	77
#AL5815, 5.500%, due 4/1/41		4,259	4,867
Total FNMA Mortgage Obligations			50,642
Asset-Backed Securities—25.1%
Nissan Auto Lease Trust 2014-A, 2014-A, Tranche A2B, 0.367%, 9/15/16, VRN	Aaa	830	829
CNH Equipment Trust, 2014-B, Tranche A2, 0.480%, 8/15/17	AAA	366	366
GE Dealer Floorplan Master Note Trust, 2012-4, Tranche A, 0.656%, 10/20/17, VRN	Aaa	2,000	2,000
Volvo Financial Equipment LLC—144A, 2015-1A, Tranche A2, 0.950%, 11/15/17	Aaa	1,000	1,000
Ford Credit Floorplan Master Owner Trust A, 2013-1, Tranche A2, 0.587%, 1/15/18, VRN	AAA	2,200	2,200
Nissan Master Owner Trust Receivables, 2013-A, Tranche A, 0.507%, 2/15/18, VRN	Aaa	2,500	2,499
Ford Credit Auto Owner Trust 2015-B, 2015-B, Tranche A2B, 0.437%, 3/15/18, VRN	Aaa	1,500	1,499
Harley-Davidson Motorcycle Trust, 2014-1, Tranche A2B, 0.377%, 4/15/18, VRN	AAA	865	864
Citibank Credit Card Issuance Trust, 2006-A8, Tranche A8, 0.329%, 12/17/18, VRN	AAA	200	200

See accompanying Notes to Portfolio of Investments.

Low Duration Fund

Portfolio of Investments, September 30, 2015 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Asset-Backed Securities—(continued)
Harley-Davidson Motorcycle Trust, 2015-2, Tranche A2B, 0.457%, 1/15/19, VRN	AAA	$2,000	$1,999
Capital One Multi-Asset Execution Trust, 2013-A2, Tranche A2, 0.387%, 2/15/19, VRN	AAA	2,000	2,000
Discover Card Master Trust, 2012-A4, Tranche A, 0.370%, 5/15/19, VRN	AAA	2,000	2,000
Bank of America Credit Card Trust, 2007-A11, Tranche A11, 0.277%, 12/15/19, VRN	AAA	915	912
Capital One Multi-Asset Execution Trust, 2007-A2, Tranche A2, 0.287%, 12/16/19, VRN	AAA	715	713
Citibank Credit Card Issuance Trust, 2008-A2, Tranche A2, 1.345%, 1/23/20, VRN	AAA	2,000	2,037
Mercedes-Benz Master Owner Trust—144A, 2015-BA, Tranche A, 0.587%, 4/15/20, VRN	Aaa	1,500	1,494
Citibank Credit Card Issuance Trust, 2013-A2, Tranche A2, 0.476%, 5/26/20, VRN	AAA	1,900	1,897
Chase Issuance Trust, 2013-A6, Tranche A6, 0.627%, 7/15/20, VRN	AAA	1,820	1,824
Discover Card Execution Note Trust, 2015-A1, Tranche A1, 0.557%, 8/17/20, VRN	AAA	1,200	1,196
American Express Credit Account Master Trust, 2008-2, Tranche A, 1.467%, 9/15/20, VRN	AAA	2,000	2,043
Bank of America Credit Card Trust, 2014-A1, Tranche A, 0.587%, 6/15/21, VRN	AAA	1,000	1,001
MBNA Credit Card Master Note Trust, 2004-A3, Tranche A3, 0.467%, 8/16/21, VRN	AAA	515	513
SLM Student Loan Trust, 2008-4, Tranche A4, 1.945%, 7/25/22, VRN	Aaa	930	935
Sierra Timeshare 2012-2 Receivables Funding LLC—144A, 2012-2A, Tranche A, 2.380%, 3/20/29	A+	383	387
SLM Private Education Loan Trust—144A, 2011-A, Tranche A3, 2.707%, 1/15/43, VRN	AAA	2,250	2,382
Total Asset-Backed Securities			34,790
Corporate Obligations—20.9%
Bank of America Corporation, 1.139%, due 3/22/16, VRN	A	1,000	1,002
HSBC Finance Corporation, 0.754%, due 6/1/16, VRN	A+	1,500	1,498
Macquarie Bank Ltd.—144A, 0.787%, due 6/15/16, VRN	A	1,400	1,400
Verizon Communications, Inc., 1.867%, due 9/15/16, VRN	A-	1,000	1,010
Bayer US Finance LLC—144A, 0.534%, due 10/7/16, VRN	A-	1,000	998

See accompanying Notes to Portfolio of Investments.

Low Duration Fund

Portfolio of Investments, September 30, 2015 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Corporate Obligations—(continued)
Fifth Third Bancorp, 0.765%, due 12/20/16, VRN	A-	$1,000	$994
Capital One Bank USA NA, 0.814%, due 2/13/17, VRN	A-	1,500	1,492
JPMorgan Chase & Co., 0.841%, due 2/15/17, VRN	A+	1,000	1,000
Barclays Bank plc, 0.901%, due 2/17/17, VRN	A2	1,620	1,620
Nissan Motor Acceptance Corp.—144A, 0.884%, due 3/3/17, VRN	A-	1,500	1,496
Citigroup, Inc., 0.872%, due 3/10/17, VRN	A	1,500	1,498
Mizuho Bank Ltd.—144A, 0.719%, due 4/16/17, VRN	A1	1,000	997
Tencent Holdings Ltd.—144A, 2.000%, due 5/2/17	A+	1,200	1,200
American Express Credit Corporation, 0.602%, due 6/5/17, VRN	A+	1,000	995
Standard Chartered plc—144A, 0.672%, due 9/8/17, VRN	Aa3	2,000	1,987
Royal Bank of Canada, 0.546%, due 10/13/17, VRN	AA	1,725	1,719
Canadian National Railway Co., 0.479%, due 11/14/17, VRN	A	500	496
General Electric Capital Corporation, 0.834%, due 12/7/17, VRN	AA+	500	498
Wells Fargo & Co., 0.924%, due 4/23/18, VRN	AA-	1,000	1,004
Morgan Stanley, 1.575%, due 4/25/18, VRN	A	2,000	2,029
The Goldman Sachs Group, Inc., 1.497%, due 4/30/18, VRN	A	2,000	2,018
KeyBank NA, 0.844%, due 6/1/18, VRN	A-	1,200	1,199
PNC Bank NA, 0.744%, due 6/1/18, VRN	A+	800	796
Total Corporate Obligations			28,946
Total Long-Term Investments—100.3% (cost $139,164)			138,867

See accompanying Notes to Portfolio of Investments.

Low Duration Fund

Portfolio of Investments, September 30, 2015 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount/ Contracts	Value
Repurchase Agreement
Fixed Income Clearing Corporation, 0.000% dated 9/30/15, due 10/1/15, repurchase price $491, collateralized by U.S. Treasury Bond, 3.375%, due 5/15/44	$491	$491
Total Repurchase Agreement—0.4% (cost $491)		491
Purchased Option—0.0%
Eurodollar Future, September 2016, Strike $97, Put	300	2
Total Purchased Option—0.0% (cost $95)		2
Total Investments—100.7% (cost $139,750)		139,360
Securities Sold Short, Not Yet Purchased
U.S. Government and U.S. Government Agency—(7.4)%
Federal National Mortgage Association (FNMA)—(7.4)%
TBA, 2.500%, due 10/1/30	(10,000)	(10,195)
Total Securities Sold Short, Not Yet Purchased—(7.4)% (proceeds $10,138)		(10,195)
Cash and other assets, less liabilities—6.7%		9,277
Net assets—100.0%		$138,442

VRN = Variable Rate Note

NRSRO = Nationally Recognized Statistical Rating Organization—The credit quality ratings of the securities in the Fund reflect the highest category rating by either Fitch Ratings, Moody’s Investors Service Inc., or Standard & Poor’s, a division of the McGraw-Hill Companies, Inc.

The obligations of certain U. S. Government-sponsored securities are neither issued nor guaranteed by the U. S. Treasury.

TBA = TBAs are mortgage-backed securities traded under delayed delivery commitments, settling after September 30, 2015. The term TBA comes from the fact that the specific mortgage-backed security that will be delivered to fulfill a TBA trade is not designated at the time the trade is made.

See accompanying Notes to Portfolio of Investments.

Ready Reserves Fund

Portfolio of Investments, September 30, 2015 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Amortized Cost
U.S. Government and U.S. Government Agency—5.3%
Federal Home Loan Bank (FHLB)—3.3%
Federal Home Loan Bank (FHLB), 0.148%—0.170%, 11/4/15—11/12/15	$47,618	$47,611
Federal Home Loan Mortgage Corp. (FHLMC)—0.7%
Federal Home Loan Mortgage Corporation (FHLMC), 0.031%, 10/2/15	10,000	10,000
Federal National Mortgage Association (FNMA)—1.3%
Federal National Mortgage Association (FNMA), 0.057%—0.140%, 10/5/15—11/3/15	19,100	19,098
Corporate Notes—0.5%
American Honda Finance Corporation, 0.284%, 10/7/15, VRN	5,000	5,000
General Electric Capital Corporation, 2.250%, 11/9/15	1,450	1,453
Total Corporate Notes		6,453
Commercial Paper—51.9%
Abbot Laboratories, 0.150%—0.180%, 10/6/15—10/27/15	33,600	33,597
American Honda Finance Corporation, 0.140%—0.170%, 10/6/15—11/10/15	27,150	27,148
Caterpillar Financial Services Corporation, 0.120%—0.170%, 10/1/15—11/10/15	38,000	37,998
Coca-Cola Co. (The), 0.100%—0.160%, 10/13/15—10/27/15	39,589	39,585
ConocoPhillips Qatar Funding, Ltd., 0.220%, 10/20/15	7,000	6,999
Dover Corporation, 0.100%, 10/1/15—10/5/15	40,000	40,000
Illinois Tool Works, Inc., 0.100%, 10/1/15	8,000	8,000
International Business Machines Corporation, 0.110%—0.120%, 10/16/15—10/23/15	40,000	39,997
John Deere Capital Corporation, 0.130%—0.160%, 10/2/15—10/15/15	10,000	10,000
John Deere Credit, Ltd., 0.120%—0.150%, 10/13/15—11/5/15	37,100	37,097
Johnson & Johnson, 0.080%, 10/2/15	10,000	10,000
Kimberly-Clark Corporation, 0.100%—0.170%, 10/6/15—10/14/15	25,280	25,279
Microsoft Corporation, 0.090%—0.180%, 10/7/15—11/4/15	29,276	29,273

See accompanying Notes to Portfolio of Investments.

Ready Reserves Fund

Portfolio of Investments, September 30, 2015 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Amortized Cost
Commercial Paper—(continued)
Nestle Capital Corporation, 0.125%—0.160%, 10/5/15—11/4/15	$35,000	$34,997
PACCAR Financial Corporation, 0.110%—0.130%, 10/7/15—10/26/15	20,000	19,999
PepsiCo, Inc., 0.120%, 10/23/15—10/29/15	50,000	49,995
Pfizer, Inc., 0.110%—0.200%, 10/1/15—11/10/15	48,000	47,995
Procter & Gamble Co., 0.100%—0.140%, 10/6/15—10/13/15	40,000	40,000
Roche Holdings, Inc., 0.100%—0.140%, 10/9/15—11/9/15	46,000	45,997
Toyota Credit de Puerto Rico Corporation, 0.180%—0.250%, 10/13/15—10/23/15	40,000	39,996
Unilever Capital Corporation, 0.090%—0.160%, 10/5/15—10/26/15	30,000	29,999
United Technologies Corporation, 0.120%, 10/21/15	10,000	9,999
USAA Capital Corporation, 0.120%, 10/8/15	15,000	15,000
Wal-Mart Stores, Inc., 0.140%, 10/5/15—10/30/15	32,000	31,998
Walt Disney Co. (The), 0.110%—0.140%, 10/2/15—10/26/15	33,000	32,999
Total Commercial Paper		743,947
Repurchase Agreements—42.3%
Fixed Income Clearing Corporation, 0.000% dated 9/30/15, due 10/1/15, repurchase price $556,981, collateralized by U.S. Treasury Note, 1.750%, due 3/31/22	556,981	556,981
Goldman Sachs, 0.120% dated 9/30/15, due 10/1/15, repurchase price $50,000, collateralized by FMAC, 2.250%-5.869%, due 5/1/29-5/1/45, and FNMA, 3.000%-5.500%, due 7/1/25-8/1/45	50,000	50,000
Total Repurchase Agreements		606,981
Total Investments—100.0% (cost $1,434,090)		1,434,090
Liabilities, plus cash and other assets—0.0%		(241)
Net assets—100.0%		$1,433,849
Portfolio Weighted Average Maturity		11 days

VRN = Variable Rate Note

See accompanying Notes to Portfolio of Investments.

Macro Allocation Fund

Portfolio of Investments, September 30, 2015 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value
Exchange-Traded Funds—50.2%
Equity Exchange-Traded Funds—39.6%
Consumer Staples Select Sector SPDR Fund	189,400	$8,938
Energy Select Sector SPDR Fund	412,000	25,214
Global X FTSE Greece 20 ETF	789,500	7,587
Guggenheim China Small Cap ETF	229,000	5,370
iShares Global Energy ETF	553,000	15,866
iShares MSCI Brazil Capped ETF(a)	338,000	7,419
iShares MSCI India ETF(a)	926,000	26,456
iShares MSCI Japan ETF	2,202,000	25,169
iShares Russell 1000 Growth ETF	288,000	26,784
iShares Russell 1000 Value ETF	2,131,000	198,780
Market Vectors Russia ETF	1,360,000	21,352
SPDR S&P 500 ETF Trust	1,196,000	229,190
SPDR S&P Emerging Markets Small Cap ETF	636,000	23,513
Utilities Select Sector SPDR Fund	626,000	27,099
Total Equity Exchange-Traded Funds		648,737
Fixed Income Exchange-Traded Funds—10.6%
iShares iBoxx $ Investment Grade Corporate Bond ETF	1,191,000	138,263
SPDR Barclays High Yield Bond ETF	600,000	21,396
WisdomTree Emerging Markets Local Debt Fund ETF(a)	387,000	13,410
Total Fixed Income Exchange-Traded Funds		173,069
Total Exchange-Traded Funds—50.2% (cost $875,745)		821,806
Repurchase Agreement—43.5%
Fixed Income Clearing Corporation, 0.000% dated 9/30/15, due 10/1/15, repurchase price $710,956, collateralized by FFCB, 2.450%, due 6/30/25, and FHLB, 2.375%-5.500%, due 3/14/25-7/15/36, and FNMA, 2.625%-3.400%, due 9/6/24-3/14/33, and U.S. Treasury Bond, 3.375%, due 5/15/44, and U.S. Treasury Notes, 1.750%-2.750%, due 3/31/22-2/15/24	$710,956	710,956
Total Repurchase Agreement—43.5% (cost $710,956)		710,956
U.S. Government—8.2%
U.S. Treasury Bill, 0.000%, due 10/15/15(b)	5,000	5,000
U.S. Treasury Bill, 0.000%, due 11/12/15(b)	5,000	5,000
U.S. Treasury Bill, 0.000%, due 12/10/15(b)	5,000	5,000
U.S. Treasury Bill, 0.001%, due 1/7/16(a) (b)	12,000	12,000
U.S. Treasury Bill, 0.011%, due 2/4/16(b)	12,000	11,999
U.S. Treasury Bill, 0.023%, due 3/3/16(a) (b)	12,000	11,999
U.S. Treasury Bill, 0.071%, due 3/31/16(a) (b)	12,000	11,996
U.S. Treasury Bill, 0.063%, due 4/28/16(a) (b)	12,000	11,996
U.S. Treasury Bill, 0.077%, due 5/26/16(a) (b)	12,000	11,994
U.S. Treasury Bill, 0.165%, due 6/23/16(a) (b)	12,000	11,986
U.S. Treasury Bill, 0.233%, due 7/21/16(a)	12,000	11,977
U.S. Treasury Bill, 0.282%, due 8/18/16(b)	12,000	11,970

See accompanying Notes to Portfolio of Investments.

Macro Allocation Fund

Portfolio of Investments, September 30, 2015 (all dollar amounts in thousands) (unaudited)

Issuer	Shares/ Principal Amount/ Contracts	Value
U.S. Government—(continued)
U.S. Treasury Bill, 0.306%, due 9/15/16	$12,000	$11,965
Total U.S. Government—8.2% (cost $134,775)		134,882
Purchased Options—0.1%
FTSE 100 Index, October 2015, Strike £6,500, CALL	1,419	43
iShares China Large Cap ETF, October 2015, Strike $43.5, CALL	16,770	17
iShares MSCI South Korea Capped ETF, October 2015, Strike $48, CALL	14,981	2,157
S&P 500 Index, October 2015, Strike $2,150, CALL	640	3
Total Purchased Options—0.1% (cost $10,846)		2,220
Total Investments in Securities—102.0% (cost $1,732,322)		1,669,864
Written Options—(0.1)%
Deutsche X-Trackers Harvest CSI 300 China A-Shares ETF, October 2015, Strike $32, CALL	(5,700)	(633)
Deutsche X-Trackers Harvest CSI 300 China A-Shares ETF, October 2015, Strike $32, PUT	(5,700)	(741)
Total Written Options—(0.1)% (proceeds $2,388)		(1,374)
Securities Received As Collateral—0.1%
U.S. Treasury Bond, 3.750%, due 8/15/41	1,688	1,998
Total Securities Received as Collateral—0.1% (cost $1,998)		1,998
Liabilities, plus cash and other assets—(2.0)%		(33,465)
Net assets—100.0%		$1,637,023

(a) Security, or portion of security, is segregated as collateral for OTC swap contracts and written options aggregating a total value of $38,262 (in thousands).

(b) Security, or portion of security, is pledged as collateral to cover initial margin requirements on open futures contracts aggregating a total value of $69,930 (in thousands).

If a fund’s portfolio holdings represent ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate as defined in the Investment Company Act of 1940. The Fund had the following transactions during the period ended September 30, 2015 with companies deemed affiliated during the period or at September 30, 2015 (dollar amounts in thousands).

		Share Activity				Period Ended September 30, 2015

									Change in net
									unrealized
		Balance			Balance		Dividend	Net realized	appreciation
	Security Name	12/31/2014	Purchases	Sales	9/30/2015	Value	Income	gain (loss)	(depreciation)
	Guggenheim China Small Cap ETF	957,000	117,000	845,000	229,000	$5,370	$—	$(614)	$(809)
p	SPDR S&P Emerging Markets Small Cap ETF	438,000	198,000	—	636,000	23,513	162	—	(4,988)
						$28,883	$162	$(614)	$(5,797)

p	Affiliated company at September 30, 2015. The Fund’s total value in companies deemed to be affiliated at September 30, 2015 was $23,513 (in thousands).

See accompanying Notes to Portfolio of Investments.

Macro Allocation Fund

Portfolio of Investments, September 30, 2015 (all dollar amounts in thousands) (unaudited)

Forward Foreign Currency Contracts

Settlement Date	Deliver/Receive	Counterparty	Local Currency (in thousands)	Current Value	Net Unrealized Appreciation (Depreciation)
Purchased
12/16/15	Brazilian Real	State Street Bank & Trust Company	149,914	$36,804	$(1,538)
12/16/15	Chinese Yuan Renminbi	State Street Bank & Trust Company	505,972	78,884	1,054
12/16/15	Colombian Peso	State Street Bank & Trust Company	109,178,695	35,036	199
12/16/15	Euro	State Street Bank & Trust Company	4,485	5,018	—
12/16/15	Hong Kong Dollar	State Street Bank & Trust Company	89,663	11,569	(1)
12/16/15	Hungarian Forint	State Street Bank & Trust Company	15,638,284	55,734	127
12/16/15	Indonesian Rupiah	State Street Bank & Trust Company	852,946,365	56,445	(1,159)
12/16/15	Indian Rupee	State Street Bank & Trust Company	4,397,545	66,172	1,081
12/16/15	Japanese Yen	State Street Bank & Trust Company	8,539,978	71,287	653
12/16/15	South Korean Won	State Street Bank & Trust Company	43,638,892	36,720	(34)
12/16/15	Mexican Peso	State Street Bank & Trust Company	768,915	45,203	(328)
12/16/15	Malaysian Ringgit	State Street Bank & Trust Company	219,114	49,744	(901)
12/16/15	Polish Zloty	State Street Bank & Trust Company	183,134	48,083	(361)
12/16/15	Russian Ruble	State Street Bank & Trust Company	3,085,572	45,901	1,922
12/16/15	New Turkish Lira	State Street Bank & Trust Company	85,505	27,589	139
12/17/15	South African Rand	State Street Bank & Trust Company	293,070	20,854	(192)
					$661
Sold
12/16/15	Australian Dollar	State Street Bank & Trust Company	141,754	$99,085	$94
12/16/15	Swiss Franc	State Street Bank & Trust Company	128,148	131,868	(373)
12/16/15	Czech Koruna	State Street Bank & Trust Company	1,777,173	73,218	407
12/16/15	Euro	State Street Bank & Trust Company	103,742	116,078	(175)
12/16/15	British Pound Sterling	State Street Bank & Trust Company	33,588	50,795	802

See accompanying Notes to Portfolio of Investments.

Macro Allocation Fund

Portfolio of Investments, September 30, 2015 (all dollar amounts in thousands) (unaudited)

Settlement Date	Deliver/Receive	Counterparty	Local Currency (in thousands)	Current Value	Net Unrealized Appreciation (Depreciation)
12/16/15	Hong Kong Dollar	State Street Bank & Trust Company	391,976	$50,575	$(12)
12/16/15	South Korean Won	State Street Bank & Trust Company	67,355,898	56,678	220
12/16/15	New Zealand Dollar	State Street Bank & Trust Company	198,596	126,255	195
12/16/15	Thai Baht	State Street Bank & Trust Company	4,222,824	116,017	(213)
12/16/15	Taiwan Dollar	State Street Bank & Trust Company	245,758	7,424	140
					$1,085

Futures Contracts

Number of Contracts	Description	Expiration Date	Local Currency	Notional Amount (Local, in thousands)	Net Unrealized Appreciation (Depreciation)
Long
220	Amsterdam Index	October 2015	Euro	18,535	$(664)
1,220	IBEX 35 Index	October 2015	Euro	116,392	(2,719)
710	MSCI Singapore ETS Index	October 2015	Singapore Dollar	44,375	(552)
4,900	BIST 30 Index	October 2015	Turkish Lira	45,080	(262)
164	KOSPI 200 Index	December 2015	South Korean Won	19,384,800	601
215	SPI 200 Index	December 2015	Australian Dollar	26,913	(76)
2,000	EURO STOXX 50 Index	December 2015	Euro	61,820	(2,284)
290	FTSE 100 Index	December 2015	British Pound Sterling	17,454	(420)
610	FTSE MIB Index	December 2015	Euro	64,779	(1,984)
745	10YR US Treasury Notes*	December 2015	U.S. Dollar	95,907	932
1,475	5YR US Treasury Notes*	December 2015	U.S. Dollar	177,760	953
					$(6,475)
Short
350	CAC 40 Index	October 2015	Euro	15,580	$397
340	H-Shares Index	October 2015	Hong Kong Dollar	159,409	432
525	MSCI Taiwan Index	October 2015	U.S. Dollar	15,829	129
162	EURO-BTP	December 2015	Euro	22,079	(630)
530	Euro-OAT*	December 2015	Euro	80,359	(2,002)
201	German Euro Bund*	December 2015	Euro	31,394	(684)
300	NIKKEI 225 Index	December 2015	Japanese Yen	2,598,000	200
925	10YR JGB Mini	December 2015	Japanese Yen	13,708,500	(479)
2,145	FTSE 40 Index	December 2015	South African Rand	971,578	(1,790)
720	10YR Can Bond	December 2015	Canadian Dollar	102,089	1,103
195	DAX Index	December 2015	Euro	47,090	2,757
950	Russell 2000 Mini Index	December 2015	U.S. Dollar	104,110	4,850
3,450	S&P 500 E Mini Index	December 2015	U.S. Dollar	329,251	5,865
115	GILT Index	December 2015	British Pound Sterling	13,692	(12)
					$10,136

*Exposure to Futures Contract is achieved through the use of a swap contract with Credit Suisse.

See accompanying Notes to Portfolio of Investments.

Macro Allocation Fund

Portfolio of Investments, September 30, 2015 (all dollar amounts in thousands) (unaudited)

Total Return Swaps

Reference Entity	Pay/Receive Floating Rate	Floating Rates	Maturity Dates	Counterparty	Notional Amount (in thousands)	Unrealized Appreciation (Depreciation)
Industrial Select Sector Fund	Receive	1 Month LIBOR minus 45 bp	Nov 2015 to Sept 2016	Credit Suisse International	$75,741	$5,452
Dow Jones US Health Care Total Return Index	Receive	3 Month LIBOR minus 14 bp	Nov 2015	Goldman Sachs International	25,426	2,009
Dow Jones US Telecommunications Total Return Index	Receive	3 Month LIBOR minus 55 bp	Nov 2015	Goldman Sachs International	35,553	917
Consumer Discretionary Select Sector Total Return Index	Receive	3 Month LIBOR minus 16 bp - 35 bp	Nov 2015	Goldman Sachs International	41,150	30
MSCI Vietnam Daily Total Return Index	Pay	3 Month LIBOR plus 100 bp	Nov 2015	Goldman Sachs International	19,910	(890)
Vietnam Equity Basket	Pay	3 Month LIBOR plus 100 bp	Nov 2015	Goldman Sachs International	18,303	(248)
MSCI China Small Cap Index (Net)	Pay	1 Month LIBOR plus 30 bp – 40 bp	Feb 2016 to May 2016	Credit Suisse International	16,854	(2,732)
MSCI China Small Cap Index (Net)	Pay	1 Month LIBOR plus 125 bp	Aug 2016 to Sept 2016	Goldman Sachs International	6,166	(1,031)
MSCI Emerging Markets Small Cap	Pay	1 Month LIBOR plus 110bp – 115bp	Aug 2016 to Sept 2016	Goldman Sachs International	4,161	(578)
Equity Basket – Energy Sector	Pay	1 Month LIBOR plus 45 bp – 65 bp	Nov 2015 to Sept 2016	Credit Suisse International	79,554	(11,390)
						$(8,461)

Interest Rate Swap

Floating Rate Reference	Pay/Receive Floating Rate	Fixed Rate	Maturity Date	Counterparty	Notional Amount (in thousands)	Unrealized Appreciation (Depreciation)
6 Month Swiss Franc LIBOR Rate	Receive	1.250%	June 2025	Credit Suisse International	69,300 CHF	$(1,489)
	Total Net Unrealized Appreciation (Depreciation) on Swaps					$(9,950)

See accompanying Notes to Portfolio of Investments.

Notes to Portfolios of Investments

(1) Significant Accounting Policies

(a) Description of the Trust

William Blair Funds (the “Trust”) is a mutual fund registered under the Investment Company Act of 1940 (“the 1940 Act”), as amended, as an open-end management investment company. The Trust currently consists of the following twenty-five funds (the “Funds”), each with its own investment objectives and policies. For each Fund, the number of shares authorized is unlimited.

Domestic Equity Funds	International Equity Funds
Growth	International Leaders
Large Cap Growth	International Equity
Large Cap Value	Institutional International Equity
Mid Cap Growth	International Growth
Mid Cap Value	Institutional International Growth
Small-Mid Cap Growth	International Small Cap Growth
Small-Mid Cap Value	Emerging Markets Leaders
Small Cap Growth	Emerging Markets Growth
Small Cap Value	Emerging Markets Small Cap Growth

Global Equity Funds	Fixed Income Funds
Global Leaders	Bond
Global Small Cap Growth	Income
Low Duration

Multi-Asset and Alternative Fund	Money Market Fund
Macro Allocation	Ready Reserves

The investment objectives of the Funds are as follows:

Domestic Equity	Long-term capital appreciation.
Global Equity	Long-term capital appreciation.
International Equity	Long-term capital appreciation.
Fixed Income	High level of current income with relative stability of principal. (Maximize total return—Low Duration).
Money Market	Current income, a stable share price and daily liquidity.
Multi-Asset and Alternative	Maximize long-term risk-adjusted total return.
1

(b) Income Taxes

The cost of investments for federal income tax purposes and related gross unrealized appreciation (depreciation) and net unrealized appreciation/(depreciation) at September 30, 2015 were as follows (in thousands):

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Growth	$717,873	$142,448	$(30,064)	$112,384
Large Cap Growth	53,776	11,079	(1,363)	9,716
Large Cap Value	3,305	404	(220)	184
Mid Cap Growth	246,673	22,271	(12,256)	10,015
Mid Cap Value	2,710	540	(161)	379
Small-Mid Cap Growth	918,041	155,453	(23,363)	132,090
Small-Mid Cap Value	3,895	493	(252)	241
Small Cap Growth	351,905	49,271	(25,858)	23,413
Small Cap Value	513,251	86,543	(26,867)	59,676
Global Leaders	168,510	14,562	(8,781)	5,781
Global Small Cap Growth	53,729	5,526	(3,307)	2,219
International Leaders	92,339	8,398	(5,608)	2,790
International Equity	60,818	6,961	(4,413)	2,548
Institutional International Equity	15,284	1,218	(1,096)	122
International Growth	3,494,015	354,190	(241,963)	112,227
Institutional International Growth	2,180,216	210,879	(152,406)	58,473
International Small Cap Growth	543,138	66,131	(34,678)	31,453
Emerging Markets Leaders	124,232	2,265	(17,378)	(15,113)
Emerging Markets Growth	819,059	33,048	(116,587)	(83,539)
Emerging Markets Small Cap Growth	287,149	23,110	(19,811)	3,299
Bond	320,068	7,219	(5,909)	1,310
Income	98,024	1,291	(884)	407
Low Duration	129,617	505	(957)	(452)
Ready Reserves	1,434,090	—	—	—
Macro Allocation	1,727,174	11,857	(86,485)	(74,628)

(c) Repurchase Agreements

In a repurchase agreement, a Fund buys a security at one price and at the time of sale, the seller agrees to repurchase the security at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser’s holding period, while the seller’s obligation to repurchase is secured by the value of the underlying collateral. William Blair Investment Management, LLC (“the Adviser”) monitors, on an ongoing basis, the value of the underlying collateral to ensure that the value always equals or exceeds the repurchase price plus accrued interest. Repurchase agreements may involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying collateral. The risk to a Fund is limited to the ability of the seller to pay the agreed upon sum on the delivery date. In the event of default, a repurchase agreement provides that a Fund is entitled to sell the underlying collateral. The loss, if any, to a Fund will be the difference between the proceeds from the sale and the repurchase price. However, if bankruptcy proceedings are commenced with respect to the seller of the security, disposition of the collateral by the Fund may be delayed or limited. The Funds have master repurchase agreements which allow the Funds to offset amounts owed to a counterparty with amounts owed from the same counterparty, including any collateral, in the event the counterparty defaults. As of September 30, 2015, each Fund’s outstanding repurchase agreement, if any, and related collateral, are shown on the Fund’s Portfolio of Investments. Although no definitive creditworthiness criteria are used, the Adviser reviews the creditworthiness of the banks and non-bank dealers with which a Fund enters into repurchase agreements to evaluate those risks. A Fund may, for tax purposes, deem repurchase agreements collateralized by U.S. Government securities to be investments in U.S. Government securities.

(d) TBA Securities

The Fixed Income Funds may invest in mortgage pass-through securities eligible to be sold in the “to-be announced” market (“TBAs”). TBAs provide for the forward or delayed delivery of the underlying instrument with settlement up to 180 days. The term TBA comes from the fact that the specific mortgage-backed security that will be delivered to fulfill a TBA trade is not designated at the time the trade is made, but rather is generally announced 48 hours before the settlement date. When a Fund sells TBAs, it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold the securities. A Fund generally has the ability to close out a TBA obligation on or before the settlement date, rather than take delivery of the security.

(2) Valuation

(a) Investment Valuation

The value of domestic equity securities, including exchange-traded funds, is determined by valuing securities traded on national securities markets or in the over-the-counter markets at the last sale price or, if applicable, the official closing price or, in the absence of a recent sale on the date of determination, at the mean between the last reported bid and ask prices.

The value of foreign equity securities is generally determined based upon the last sale price on the foreign exchange or market on which it is primarily traded and in the currency of that market as of the close of the appropriate exchange or, if there have been no sales during that day, at the mean between the last reported bid and ask prices. The Board of Trustees has determined that the passage of time between when the foreign exchanges or markets close and when the Funds compute their net asset values could cause the value of foreign equity securities to no longer be representative or accurate and, as a result, may necessitate that such securities be fair valued. Accordingly, for foreign equity securities, the Funds may use an independent pricing service to fair value price the security as of the close of regular trading on the NYSE. As a result, a Fund’s value for a security may be different from the last sale price (or the mean between the last reported bid and ask prices).

Fixed-income securities are generally valued using evaluated prices provided by an independent pricing service. The evaluated prices are formed using various market inputs that the pricing service believes accurately represent the market value of a security at a particular point in time. The pricing service determines evaluated prices for fixed-income securities using inputs including, but not limited to, recent transaction prices, dealer quotes, transaction prices for securities with similar characteristics, collateral characteristics, credit quality, payment history, liquidity and market conditions.

Repurchase agreements are valued at cost, which approximates fair value.

Option contracts on securities, currencies and other financial instruments traded on one or more exchanges are valued at their most recent sale price on the exchange on which they are traded most extensively. Option contracts on foreign indices are valued at the settlement price. Futures contracts (and options and swaps thereon) are valued at the most recent settlement price on the exchange on which they are traded most extensively. Forward foreign currency contracts are valued on the basis of the value of the underlying currencies at the prevailing currency exchange rate as supplied by an independent pricing service.

Over-the-Counter (“OTC”) swap contracts are valued by an independent pricing service. Depending on the product and the terms of the transaction, the independent pricing service may use a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates.

Centrally cleared swaps listed or settled on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices.

Investments in other investment funds that are not exchange-traded funds are valued at the underlying fund’s ending net asset value on the date of valuation.

Securities held in the Ready Reserves Fund are valued at amortized cost, which approximates fair value.

Securities, and other assets, for which a market price is not available or is deemed unreliable (e.g., securities affected by unusual or extraordinary events, such as natural disasters or securities affected by market or economic events, such as bankruptcy filings), or the value of which is affected by a significant valuation event, are valued at a fair value as determined in good faith by, or under the direction of, the Board of Trustees and in accordance with the Valuation Procedures approved by the Board of Trustees. The value of fair valued securities may be different from the last sale price (or the mean between the last reported bid and ask prices), and there is no guarantee that a fair valued security will be sold at the price at which a Fund is carrying the security.

As of September 30, 2015, there were securities held in the International Growth, Institutional International Growth and Emerging Markets Small Cap Growth Funds requiring fair valuation pursuant to the Trust’s Valuation Procedures.

2

(b) Fair Value Measurements

Fair value is defined as the price that a Fund would receive upon selling a security in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. A three-tier hierarchy of inputs is used to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

•	Level 1—Quoted prices (unadjusted) in active markets for an identical security.

•	Level 2—Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others. In addition, other observable inputs such as foreign exchange rates, benchmark securities indices and foreign futures contracts may be utilized in the valuation of certain foreign securities when significant events occur between the last sale on the foreign securities exchange and the time the net asset value of the Fund is calculated.

•	Level 3—Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

A description of the valuation technique applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis as follows:

Exchange-Traded Securities

Securities traded on a national securities exchange (or reported on the NASDAQ national market), including exchange-traded funds, are stated at the last reported sales price on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the mean between the last reported bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Fixed-Income Securities

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are generally valued using evaluated prices provided by an independent pricing service. The evaluated prices are formed using various market inputs that the pricing service believes accurately represent the fair value of a security at a particular point in time. The pricing service determines evaluated prices for fixed-income securities using inputs including, but not limited to, recent transaction prices, dealer quotes, transaction prices for securities with similar characteristics, collateral characteristics, credit quality, payment history, liquidity and market conditions. Securities that use similar valuation techniques and observable inputs as described above are categorized as Level 2 of the fair value hierarchy.

Short-Term Investments

Short-term investments in the Ready Reserves Fund are valued at amortized cost, which approximates fair value. Repurchase agreements are valued at cost, which approximates fair value. These investments are categorized as Level 2 of the fair value hierarchy.

Derivative Instruments

Listed derivatives, such as certain options and futures contracts, that are actively traded are valued based on quoted prices from the exchange on which they are traded most extensively and are categorized in Level 1 of the fair value hierarchy. OTC derivative contracts include forward foreign currency contracts, swap and certain option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of OTC derivative products can be modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of forward foreign currency contracts and interest rate swaps. A substantial majority of OTC derivative products valued by a Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy.

Any transfers between Level 1 and Level 2 are disclosed, effective as of the beginning of the year, in the following tables with the reasons for the transfers disclosed in a note to the tables, if applicable. Transfer amounts are based on end of period values.

As of September 30, 2015, the hierarchical input levels of securities in each Fund, segregated by security class or other financial instruments, are as follows (in thousands):

3

Investments in securities	Growth	Large Cap Growth	Large Cap Value	Mid Cap Growth	Mid Cap Value
Level 1—Quoted prices
Common Stocks	$801,924	$62,024	$3,489	$247,936	$2,985
Level 2—Other significant observable inputs
Short-Term Investments	28,333	1,468	—	8,752	104
Level 3—Significant unobservable inputs
None	—	—	—	—	—
Total investments in securities	$830,257	$63,492	$3,489	$256,688	$3,089

Investments in securities	Small-Mid Cap Growth	Small-Mid Cap Value	Small Cap Growth	Small Cap Value
Level 1—Quoted prices
Common Stocks	$1,009,994	$4,032	$356,627	$549,673
Exchange-Traded Fund	—	—	9,284	—
Level 2—Other significant observable inputs
Short-Term Investments	40,137	104	9,407	23,254
Level 3—Significant unobservable inputs
None	—	—	—	—
Total investments in securities	$1,050,131	$4,136	$375,318	$572,927

Investments in securities	Global Leaders	Global Small Cap Growth	International Leaders	International Equity	Institutional International Equity	International Growth
Level 1—Quoted prices
Common Stocks	$171,697	$54,453	$93,303	$61,908	$14,944	$3,523,502
Level 2—Other significant observable inputs
Affiliated Fund	—	—	—	—	—	10,180
Short-Term Investments	2,594	1,495	1,826	1,458	462	72,543
Level 3—Significant unobservable inputs
Common Stocks	—	—	—	—	—	17
Total investments in securities	$174,291	$55,948	$95,129	$63,366	$15,406	$3,606,242
Level 1 and Level 2 transfers
Transfers from Level 1 to Level 2	$—	$—	$—	$—	$—	$—
Transfers from Level 2 to Level 1 (a)	57,979	14,450	64,043	36,729	8,841	2,249,842

Investments in securities	Institutional International Growth	International Small Cap Growth	Emerging Markets Leaders	Emerging Markets Growth	Emerging Markets Small Cap Growth
Level 1—Quoted prices
Common Stocks	$2,201,813	$558,783	$103,609	$696,876	$276,048
Preferred Stock	—	—	904	6,302	—
Warrants	—	—	—	—	9
Level 2—Other significant observable inputs
Affiliated Fund	6,326	—	—	12,489	—
Common Stocks	—	4,785	3,643	19,702	7,164
Short-Term Investments	30,541	11,023	963	151	5,933
Level 3—Significant unobservable inputs
Common Stocks	9	—	—	—	1,294
Total investments in securities	$2,238,689	$574,591	$109,119	$735,520	$290,448
Level 1 and Level 2 transfers
Transfers from Level 1 to Level 2	$—	$—	$—	$—	$—
Transfers from Level 2 to Level 1 (a)	1,405,402	247,062	59,136	366,163	119,243

4

Investments in securities	Bond	Income	Low Duration	Ready Reserves	Macro Allocation
Assets
Level 1—Quoted Prices
Exchange-Traded Funds	$—	$—	$—	$—	$821,806
Purchased Options	2	1	2	—	2,220
Level 2—Other significant observable inputs
Asset-Backed Securities	14,872	8,984	34,790	—
Commercial Paper	—	—	—	743,947
Common Stock
Corporate Obligation/Notes	141,018	27,002	28,946	6,453
Purchased Option	—	—	—	—
Short-Term Investments	7,215	3,662	491	606,981	710,956
U.S. Government and U.S. Government Agency	158,321	58,782	75,131	76,709	134,882
Level 3—Significant unobservable inputs
None	—	—	—	—	—
Liabilities
Level 1—Quoted Prices
Written Option	—	—	—	—	(1,374)
Level 2—Other significant observable inputs
None	—	—	—	—	—
Level 3—Significant unobservable inputs
None	—	—	—	—	—
Total investments in securities	$321,428	$98,431	$139,360	$1,434,090	$1,668,490
Other financial instruments
Assets
Level 1—Quoted Prices
Futures Contracts	$—	$—	$—	$—	$16,334
Level 2—Other significant observable inputs
Forward Foreign Currency Contracts	—	—	—	—	7,033
Futures Contracts	—	—	—	—	1,885
Swaps	—	—	—	—	8,408
Level 3—Significant unobservable inputs
None	—	—	—	—	—
Liabilities
Level 1—Quoted Prices
Futures Contracts	—	—	—	—	(11,872)
Level 2—Other significant observable inputs
Forward Foreign Currency Contracts	—	—	—	—	(5,287)
Futures Contracts	—	—	—	—	(2,686)
Swaps	(2)	—	—	—	(18,358)
U.S. Government and U.S. Government Agency	—	—	(10,195)	—
Level 3—Significant unobservable inputs
None	—	—	—	—	—
Total other financial instruments	$(2)	$—	$(10,195)	$—	$(4,543)

(a)	Fair valuation estimates were obtained from the Funds’ pricing vendor and applied to certain foreign securities at December 31, 2014, but not at September 30, 2015.

Level 1 Common Stocks are exchange-traded securities with a quoted price. See Portfolio of Investments for Sector Classification.

Level 1 Common Stocks are exchange traded securities with a quoted price. Typically, Level 2 Common Stocks are non-U.S. exchange traded securities with a quoted price that are fair valued by an independent pricing service approved by the Board of Trustees. See Portfolio of Investments for Sector Classification.

The fair value estimates for the Level 3 securities in the International Growth, Institutional International Growth and Emerging Markets Small Cap Growth Funds were determined in good faith by the Pricing Committee, pursuant to the Valuation Procedures adopted by the Board of Trustees. There were various factors considered in reaching this fair value determination, including, but not limited to, the following: the type of security, the extent of public trading of the security, information obtained from a broker-dealer for the security, analysis of the company’s performance, and market trends that influence its performance. Level 3 securities represented 0.00%, 0.00% and 0.45% as a percentage of Net Assets in the International Growth, Institutional International Growth and Emerging Markets Small Cap Growth Funds, respectively.

5

(3) Financial Derivative Instruments

Each Fund may use derivative instruments to maintain liquidity, to provide hedging, or in anticipation of changes in the composition of its portfolio holdings or as otherwise provided in each Fund’s prospectus. The Macro Allocation Fund may also use derivative instruments to obtain investment exposures.

Derivative transactions carry counterparty risk as they are based on contracts between a Fund and the applicable counterparty. For exchange-traded or cleared derivative contracts, such counterparty risk is limited due to the role of the exchange or clearinghouse. OTC derivative contracts, however, are exposed to counterparty risk in the amount of unrealized gains, net of collateral held, for the duration of the contract.

The Macro Allocation Fund is subject to certain netting arrangements through International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDAs”). The ISDAs maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. The ISDAs cover certain OTC derivative securities entered into by Macro Allocation Fund with various counterparties and allow the Macro Allocation Fund to close out and net its total exposure to a counterparty in the event of a default.

Futures Contracts

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price at a designated date, time and place. An index futures contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index futures contract was originally written. If the offsetting purchase price is less than the original sale price, a Fund realizes a gain; if it is more, a Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, a Fund realizes a gain; if it is less, a Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If a Fund is not able to enter into an offsetting transaction, a Fund will continue to be required to maintain the margin deposits on the futures contract.

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other liquid assets equal to a certain percentage of the contract amount (initial margin deposit). Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by a Fund and a cash payment is either made to or received from the broker. Futures held through swaps are marked to market daily, however, a Fund does not make or receive cash payments to/from the broker. Gains or losses are recognized but not considered realized until the contracts expire or are closed.

Options

The purchase or sale of an option by a Fund involves the payment or receipt of a premium by the investor and the corresponding right or obligation, as the case may be, either to purchase or sell the underlying security, commodity, or other instrument for a specific price at a certain time or during a certain period. Purchasing options involves the risk that the underlying instrument will not change price in the manner expected, so the investor loses its premium. Selling options involves potentially greater risk because the investor is exposed to the extent of the actual price movement in the underlying security rather than only the amount of the premium paid (which could result in a potentially unlimited loss). OTC options also involve counterparty credit risk.

Forward Foreign Currency Contracts

The Global Equity, International Equity and Multi-Asset and Alternative Funds may enter into forward foreign currency contracts. When entering into a forward foreign currency contract, a Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. A Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. These instruments may involve market risk, credit risk, or both kinds of risks in excess of the amount recognized in the Portfolio of Investments. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from the price movements in currencies.

6

Swap Contracts

Swap agreements may include total return, interest rate, securities index, commodity, security, currency exchange rate, credit default index, volatility and variance swaps. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to several years. Cleared swaps are transacted through futures commission merchants that are members of central clearing houses with the clearing house serving as a central counterparty similar to transactions in futures contracts. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount” (i.e., the change in the value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index). Swap agreements are subject to the risk that the counterparty to the swap will default on its obligation to pay a Fund and the risk that a Fund will not be able to meet its obligations to pay the counterparty to the swap. Swap agreements may also involve fees, commissions or other costs that may reduce a Fund’s gains from a swap agreement or may cause a Fund to lose money.

Credit Default Swaps—A Fund may invest in credit default swaps as a means of “buying” credit protection (i.e., attempting to mitigate the risk of default or credit quality deterioration in some portion of a Fund’s holdings) or “selling” credit protection (i.e., attempting to gain exposure to an underlying issuer’s credit quality characteristics without directly investing in that issuer). A credit default swap is a contract between a buyer and a seller of protection against a pre-defined credit event (e.g., a ratings downgrade or default) on an underlying reference obligation, which may be a single debt instrument or baskets or indices of securities. A Fund may be a buyer or seller of a credit default swap. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. A Fund adds leverage to its portfolio because the Fund is subject to investment exposure on the notional amount of the swap. The maximum potential amount of future payments that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Fund is the seller of protection are disclosed in Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities. For credit default swap contracts on credit indices, the quoted market prices and resulting values serve as an indicator of the payment performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent deterioration of the referenced entities’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap.

Interest Rate Swap—A Fund may invest in interest rate swaps to gain or mitigate exposure to changes in interest rates. Interest rate swap agreements involve a commitment between parties to pay either a fixed interest rate or a floating interest rate based on a notional amount of principal. The parties make payments at predetermined intervals throughout the life of the swap. As a payer, a Fund would make the fixed payment and receive the floating payment. As a receiver, a Fund would make the floating payment and receive the fixed payment.

Total Return Swap—A Fund may invest in total return swaps to gain or mitigate exposure to an underlying security, or securities. Total return swap agreements may involve commitments to pay interest in exchange for the return on the underlying security, or securities. At maturity, a net cash flow is exchanged between the parties based on the total return of the underlying security, or securities, less a financing rate. As a receiver, a Fund would receive a payment for a positive return and would make a payment for a negative return. As a payer, a Fund would make a payment for a positive return and would receive a payment for a negative return.

Variance Swap—A Fund may invest in variance swaps in order to gain or mitigate its exposure to an underlying reference entity such as a broad based index. A variance swap is an agreement between two parties to exchange cash flows based on the measured variance of a reference entity. The payer agrees to exchange the fixed rate, or the variance strike price of the reference entity, to the receiver for the floating rate, or realized variance price of the reference entity. At the time the trade is originated, the agreed upon variance strike price is generally set so that the fair value of the swap is near zero. At maturity, a net cash flow is exchanged between the parties based on the difference between the final realized variance price of the swap and the variance strike price multiplied by the notional, or vega amount. As a receiver of the floating rate, a Fund would receive a payment if the final realized variance price is greater than the variance strike price and would make a payment if the final realized variance price is less than the variance strike price. As a payer of the floating rate, a Fund would receive a payment if the final realized variance price is less than the variance strike price and would make a payment if the final realized variance price is greater than the variance strike price.

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Item 2. Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WILLIAM BLAIR FUNDS

By:	/s/ Michelle R. Seitz
Michelle R. Seitz President

Date: November 24, 2015

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michelle R. Seitz
Michelle R. Seitz President (Principal Executive Officer)

Date: November 24, 2015

By:	/s/ Colette M. Garavalia
Colette M. Garavalia
Treasurer (Principal Financial Officer)

Date: November 24, 2015